UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Tina Wilson
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 33.7%

COMMON STOCK — 33.7%
Communications — 1.5%
Telecommunications — 1.5%
Drillisch AG	3,800	$266,558
NTT DOCOMO, Inc.	5,600	128,000

		394,558

Consumer, Cyclical — 10.7%
Distribution & Wholesale — 2.1%
Pool Corp.	5,100	551,667

Home Builders — 6.4%
NVR, Inc. (a)	600	1,713,000

Retail — 0.5%
Fielmann AG	1,400	121,318

Textiles — 1.7%
Mohawk Industries, Inc. (a)	1,800	445,518

		2,831,503

Consumer, Non-cyclical — 7.7%
Agriculture — 0.4%
British American Tobacco PLC Sponsored ADR	1,578	98,546

Biotechnology — 1.1%
CSL Ltd.	2,800	294,374

Commercial Services — 0.9%
Equifax, Inc.	2,300	243,777

Foods — 1.0%
Nestle SA Registered	1,300	108,877
Saputo, Inc.	4,500	155,764

		264,641

Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,300	210,806

Health Care – Services — 2.3%
Fresenius SE & Co. KGaA	5,900	475,922
Ramsay Health Care Ltd.	3,000	147,114

		623,036

Household Products — 1.2%
Henkel AG & Co. KGaA	2,000	243,420
Portmeirion Group PLC	5,600	67,525

		310,945

		2,046,125

Financial — 2.5%
Diversified Financial Services — 2.0%
Mastercard, Inc. Class A	3,800	536,560

Private Equity — 0.5%
Onex Corp.	1,700	131,190

		667,750

	Number of Shares	Value
Industrial — 8.6%
Aerospace & Defense — 3.8%
General Dynamics Corp.	1,200	$246,696
Lockheed Martin Corp.	800	248,232
Northrop Grumman Corp.	900	258,948
Raytheon Co.	1,400	261,212

		1,015,088

Building Materials — 0.4%
Breedon Group PLC (a)	88,100	100,350

Electronics — 1.0%
Halma PLC	17,600	264,174

Hand & Machine Tools — 0.6%
Schindler Holding AG	700	154,625

Machinery – Diversified — 0.9%
Cummins, Inc.	1,500	252,045

Miscellaneous – Manufacturing — 1.9%
A.O. Smith Corp.	4,200	249,606
Illinois Tool Works, Inc.	1,700	251,532

		501,138

		2,287,420

Technology — 2.7%
Computers — 1.2%
Amdocs Ltd.	5,200	334,464

Software — 1.5%
EMIS Group PLC	11,800	145,852
Nexus AG	3,400	106,540
Open Text Corp.	4,200	135,518

		387,910

		722,374

TOTAL COMMON STOCK (Cost $7,175,227)		8,949,730

TOTAL EQUITIES (Cost $7,175,227)		8,949,730

	Principal Amount
BONDS & NOTES — 3.7%

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds & Notes — 3.7%
U.S. Treasury Note 0.750% 4/30/18 (b)	$1,000,000	997,246

TOTAL U.S. TREASURY OBLIGATIONS (Cost $998,125)		997,246

TOTAL BONDS & NOTES (Cost $998,125)		997,246

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 39.9%
Diversified Financial Services — 39.9%
iShares MSCI Brazil Capped Index Fund	36,000	$1,500,840
iShares MSCI India ETF	6,600	216,810
Vanguard Total Stock Market ETF	68,500	8,872,120

		10,589,770

TOTAL MUTUAL FUNDS (Cost $9,331,194)		10,589,770

TOTAL LONG-TERM INVESTMENTS (Cost $17,504,546)		20,536,746

	Principal Amount
SHORT-TERM INVESTMENTS — 22.0%
Repurchase Agreement — 22.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (c)	$5,835,383	5,835,383

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $5,835,383)	$5,835,383

TOTAL INVESTMENTS — 99.3% (Cost $23,339,929) (d)	26,372,129

Other Assets/(Liabilities) — 0.7%	191,941

NET ASSETS — 100.0%	$26,564,070

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $5,835,407. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $5,953,360.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The Fund had the following open Forward contracts at September 30, 2017:

Forward Contracts

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy
BRL	2,851,680	HSBC Bank USA	02/15/18		$831,879	$53,066
RUB	74,889,600	HSBC Bank USA	02/15/18		1,200,000	72,552

					2,031,879	125,618

ZAR	7,133,735	JP Morgan Chase Bank N.A.	10/20/17		500,000	25,456

					$2,531,879	$151,074

Cross Currency Forwards
BRL	4,110,000	Barclays Bank PLC	02/15/18	CHF	1,200,000	$24,436
RUB	62,460,000	JP Morgan Chase Bank N.A.	02/15/18	SEK	8,977,163	(49,995)

						$(25,559)

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
S&P 500 E Mini Index	12/15/17	154	$18,979,470	$394,500

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 70.0%

COMMON STOCK — 69.9%
Basic Materials — 1.0%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	7,795	$1,178,760
Albemarle Corp.	5,110	696,544
CF Industries Holdings, Inc.	90	3,164
DowDuPont, Inc.	2,820	195,229
Eastman Chemical Co.	6,070	549,274
LyondellBasell Industries NV Class A	18,100	1,792,805
Monsanto Co.	6,694	802,075
PPG Industries, Inc.	8	869
Praxair, Inc.	6	839
The Sherwin-Williams Co.	3	1,074

		5,220,633

Forest Products & Paper — 0.0%
International Paper Co.	3,587	203,814

Iron & Steel — 0.1%
Nucor Corp.	4,756	266,526

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	64	898
Newmont Mining Corp.	23,670	887,862

		888,760

		6,579,733

Communications — 9.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	143,909
Omnicom Group, Inc.	3,747	277,540

		421,449

Internet — 4.7%
Alphabet, Inc. Class A (a)	4,120	4,011,726
Alphabet, Inc. Class C (a)	6,591	6,321,494
Amazon.com, Inc. (a)	3,550	3,412,792
eBay, Inc. (a)	20,777	799,083
Expedia, Inc.	5,157	742,299
F5 Networks, Inc. (a)	6,200	747,472
Facebook, Inc. Class A (a)	51,090	8,729,748
Netflix, Inc. (a)	9,093	1,649,016
The Priceline Group, Inc. (a)	1,691	3,095,917
Symantec Corp.	28,255	927,047
TripAdvisor, Inc. (a)	37	1,500
VeriSign, Inc. (a)	15,701	1,670,429

		32,108,523

Media — 2.2%
CBS Corp. Class B	11,457	664,506
Charter Communications, Inc. Class A (a)	401	145,731

	Number of Shares	Value
Comcast Corp. Class A	183,324	$7,054,308
Discovery Communications, Inc. Class A (a)	27,900	593,991
Discovery Communications, Inc. Class C (a)	6,900	139,794
DISH Network Corp. Class A (a)	12,200	661,606
News Corp. Class A	6,866	91,043
Scripps Networks Interactive, Inc. Class A	8,072	693,304
Time Warner, Inc.	7,515	769,912
Twenty-First Century Fox, Inc. Class A	19,567	516,177
Twenty-First Century Fox, Inc. Class B	28,300	729,857
Viacom, Inc. Class B	26,310	732,470
The Walt Disney Co.	19,752	1,946,955

		14,739,654

Telecommunications — 2.3%
AT&T, Inc.	196,153	7,683,313
CenturyLink, Inc.	16,828	318,049
Cisco Systems, Inc.	79,442	2,671,635
Juniper Networks, Inc.	67,389	1,875,436
Motorola Solutions, Inc.	12,537	1,064,015
Verizon Communications, Inc.	34,655	1,715,076

		15,327,524

		62,597,150

Consumer, Cyclical — 6.9%
Airlines — 0.8%
Alaska Air Group, Inc.	13,200	1,006,764
American Airlines Group, Inc.	28,200	1,339,218
Delta Air Lines, Inc.	23,200	1,118,704
Southwest Airlines Co.	10,383	581,240
United Continental Holdings, Inc. (a)	22,100	1,345,448

		5,391,374

Apparel — 0.5%
Hanesbrands, Inc.	39,000	960,960
Michael Kors Holdings Ltd. (a)	6,900	330,165
NIKE, Inc. Class B	84	4,355
Ralph Lauren Corp.	13,350	1,178,672
VF Corp.	14,900	947,193

		3,421,345

Auto Manufacturers — 0.4%
Ford Motor Co.	128,513	1,538,301
General Motors Co.	29,600	1,195,248
PACCAR, Inc.	5,322	384,993

		3,118,542

Auto Parts & Equipment — 0.3%
BorgWarner, Inc.	22,100	1,132,183
Delphi Automotive PLC	9,300	915,120

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goodyear Tire & Rubber Co.	6,251	$207,846

		2,255,149

Distribution & Wholesale — 0.0%
Fastenal Co.	82	3,738
W.W. Grainger, Inc.	2	359

		4,097

Home Builders — 0.1%
D.R. Horton, Inc.	1,947	77,744
PulteGroup, Inc.	16,873	461,139

		538,883

Home Furnishing — 0.0%
Leggett & Platt, Inc.	86	4,105
Whirlpool Corp.	1,573	290,124

		294,229

Leisure Time — 0.4%
Harley-Davidson, Inc.	8,702	419,523
Royal Caribbean Cruises Ltd.	17,520	2,076,821

		2,496,344

Lodging — 0.6%
Marriott International, Inc. Class A	7,321	807,213
MGM Resorts International	34,000	1,108,060
Wyndham Worldwide Corp.	5,709	601,786
Wynn Resorts Ltd.	9,618	1,432,313

		3,949,372

Retail — 3.6%
AutoZone, Inc. (a)	494	293,984
Best Buy Co., Inc.	41,392	2,357,688
Coach, Inc.	6,220	250,542
Costco Wholesale Corp.	7,370	1,210,817
CVS Health Corp.	21,694	1,764,156
Darden Restaurants, Inc.	2,654	209,082
Dollar General Corp.	3,200	259,360
Dollar Tree, Inc. (a)	48	4,167
Foot Locker, Inc.	9,100	320,502
The Gap, Inc.	44,390	1,310,837
Genuine Parts Co.	34	3,252
The Home Depot, Inc.	11,887	1,944,238
Kohl’s Corp.	43,730	1,996,275
L Brands, Inc.	2,200	91,542
Lowe’s Cos., Inc.	895	71,546
Macy’s, Inc.	76,551	1,670,343
McDonald’s Corp.	7,350	1,151,598
Nordstrom, Inc.	2,308	108,822
O’Reilly Automotive, Inc. (a)	333	71,718
PVH Corp.	10,700	1,348,842
Ross Stores, Inc.	2,644	170,723
Signet Jewelers Ltd.	23,300	1,550,615
Starbucks Corp.	54	2,900
Target Corp.	29,386	1,734,068
Tiffany & Co.	802	73,608

	Number of Shares	Value
The TJX Cos., Inc.	13,606	$1,003,171
Wal-Mart Stores, Inc.	24,622	1,923,963
Walgreens Boots Alliance, Inc.	16,557	1,278,532
Yum! Brands, Inc.	435	32,020

		24,208,911

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	12,361	1,207,299
Mattel, Inc.	90	1,393

		1,208,692

		46,886,938

Consumer, Non-cyclical — 14.2%
Agriculture — 0.9%
Altria Group, Inc.	27,959	1,773,160
Archer-Daniels-Midland Co.	11,392	484,274
Philip Morris International, Inc.	31,676	3,516,352

		5,773,786

Beverages — 0.8%
Brown-Forman Corp. Class B	12	652
The Coca-Cola Co.	57,830	2,602,928
Constellation Brands, Inc. Class A	542	108,102
Dr. Pepper Snapple Group, Inc.	4,404	389,622
PepsiCo, Inc.	23,400	2,607,462

		5,708,766

Biotechnology — 1.7%
Amgen, Inc.	12,141	2,263,690
Biogen, Inc. (a)	3,662	1,146,645
Celgene Corp. (a)	26,656	3,886,978
Gilead Sciences, Inc.	54,610	4,424,502

		11,721,815

Commercial Services — 1.6%
Automatic Data Processing, Inc.	4,809	525,720
Cintas Corp.	1,878	270,958
Ecolab, Inc.	2	257
Equifax, Inc.	132	13,991
H&R Block, Inc.	29,063	769,588
Moody’s Corp.	3,330	463,569
PayPal Holdings, Inc. (a)	31,077	1,989,860
Quanta Services, Inc. (a)	13,913	519,929
Robert Half International, Inc.	26	1,309
S&P Global, Inc.	15,088	2,358,405
Total System Services, Inc.	17,607	1,153,259
United Rentals, Inc. (a)	7,110	986,441
The Western Union Co.	71,888	1,380,250

		10,433,536

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	5,906	430,252
The Estee Lauder Cos., Inc. Class A	7,910	853,014
The Procter & Gamble Co.	72,029	6,553,199

		7,836,465

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.4%
Campbell Soup Co.	1,624	$76,036
Conagra Brands, Inc.	2,874	96,969
General Mills, Inc.	1,962	101,553
The Hershey Co.	1,647	179,803
Hormel Foods Corp.	15,732	505,627
The J.M. Smucker Co.	845	88,666
Kellogg Co.	8,428	525,654
The Kraft Heinz Co.	4,958	384,493
The Kroger Co.	58	1,163
McCormick & Co., Inc.	161	16,525
Mondelez International, Inc. Class A	75	3,050
Sysco Corp.	5,334	287,769
Tyson Foods, Inc. Class A	4,301	303,005

		2,570,313

Health Care – Products — 1.9%
Abbott Laboratories	65,601	3,500,469
Align Technology, Inc. (a)	7,650	1,424,966
Baxter International, Inc.	17,261	1,083,128
Becton, Dickinson & Co.	1,320	258,654
Boston Scientific Corp. (a)	5,300	154,601
C.R. Bard, Inc.	202	64,741
The Cooper Cos., Inc.	5,140	1,218,745
Danaher Corp.	4,756	407,970
DENTSPLY SIRONA, Inc.	56	3,349
Edwards Lifesciences Corp. (a)	6,380	697,398
Hologic, Inc. (a)	1,400	51,366
Intuitive Surgical, Inc. (a)	96	100,404
Medtronic PLC	23,600	1,835,372
Patterson Cos., Inc.	86	3,324
Stryker Corp.	4,630	657,553
Thermo Fisher Scientific, Inc.	3,971	751,313
Varian Medical Systems, Inc. (a)	2,097	209,826
Zimmer Biomet Holdings, Inc.	2,455	287,456

		12,710,635

Health Care – Services — 1.5%
Aetna, Inc.	6,227	990,155
Anthem, Inc.	5,796	1,100,545
Centene Corp. (a)	22,100	2,138,617
Cigna Corp.	16,762	3,133,488
DaVita, Inc. (a)	3,030	179,952
HCA Healthcare, Inc. (a)	2,600	206,934
Humana, Inc.	1,084	264,095
Laboratory Corp. of America Holdings (a)	2	302
Quest Diagnostics, Inc.	3,309	309,855
UnitedHealth Group, Inc.	10,444	2,045,457
Universal Health Services, Inc. Class B	50	5,547

		10,374,947

	Number of Shares	Value
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	$188,321
The Clorox Co.	723	95,371
Kimberly-Clark Corp.	7,345	864,359

		1,148,051

Pharmaceuticals — 4.0%
AbbVie, Inc.	32,022	2,845,475
Allergan PLC	5,570	1,141,572
AmerisourceBergen Corp.	3,607	298,479
Bristol-Myers Squibb Co.	11,567	737,281
Cardinal Health, Inc.	78	5,220
Eli Lilly & Co.	16,614	1,421,162
Express Scripts Holding Co. (a)	23,301	1,475,419
Johnson & Johnson	53,232	6,920,692
McKesson Corp.	7,525	1,155,915
Merck & Co., Inc.	51,583	3,302,859
Mylan NV (a)	11,447	359,092
Perrigo Co. PLC	20,600	1,743,790
Pfizer, Inc.	162,841	5,813,424
Zoetis, Inc.	300	19,128

		27,239,508

		95,517,822

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	934

Energy — 3.1%
Oil & Gas — 2.4%
Anadarko Petroleum Corp.	48	2,345
Andeavor	16,827	1,735,705
Apache Corp.	21	962
Cabot Oil & Gas Corp.	48	1,284
Chesapeake Energy Corp. (a)	90	387
Chevron Corp.	13,668	1,605,990
ConocoPhillips	12,739	637,587
Devon Energy Corp.	56,047	2,057,485
EOG Resources, Inc.	8	774
EQT Corp.	97	6,328
Exxon Mobil Corp.	57,497	4,713,604
Helmerich & Payne, Inc.	60	3,127
Hess Corp.	32	1,500
Marathon Oil Corp.	60,127	815,322
Marathon Petroleum Corp.	12,306	690,121
Newfield Exploration Co. (a)	14,500	430,215
Noble Energy, Inc.	56	1,588
Occidental Petroleum Corp.	15	963
Phillips 66	11,669	1,068,997
Pioneer Natural Resources Co.	1	148
Range Resources Corp.	99	1,937
Valero Energy Corp.	33,500	2,577,155

		16,353,524

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	7,731	$283,109
Halliburton Co.	42,967	1,977,771
National Oilwell Varco, Inc.	5,594	199,874
Schlumberger Ltd.	26,231	1,829,874
TechnipFMC PLC (a)	8,340	232,853

		4,523,481

Pipelines — 0.0%
Kinder Morgan, Inc.	38	729
The Williams Cos., Inc.	48	1,441

		2,170

		20,879,175

Financial — 14.3%
Banks — 7.2%
Bank of America Corp.	331,898	8,410,295
The Bank of New York Mellon Corp.	29,707	1,575,065
BB&T Corp.	18,566	871,488
Capital One Financial Corp.	9,142	773,962
Citigroup, Inc.	80,951	5,888,376
Citizens Financial Group, Inc.	57,900	2,192,673
Comerica, Inc.	21,421	1,633,565
Fifth Third Bancorp	27,021	756,048
The Goldman Sachs Group, Inc.	9,350	2,217,727
Huntington Bancshares, Inc.	6,800	94,928
JP Morgan Chase & Co.	100,822	9,629,509
KeyCorp	32,764	616,619
M&T Bank Corp.	1,355	218,209
Morgan Stanley	54,097	2,605,853
Northern Trust Corp.	5,059	465,074
The PNC Financial Services Group, Inc.	12,918	1,740,959
Regions Financial Corp.	79,415	1,209,490
State Street Corp.	8,176	781,135
SunTrust Banks, Inc.	12,100	723,217
US Bancorp	7,602	407,391
Wells Fargo & Co.	80,916	4,462,517
Zions Bancorp	27,141	1,280,512

		48,554,612

Diversified Financial Services — 2.2%
Alliance Data Systems Corp.	880	194,964
American Express Co.	13,149	1,189,459
Ameriprise Financial, Inc.	11,356	1,686,480
BlackRock, Inc.	880	393,439
The Charles Schwab Corp.	18,112	792,219
Discover Financial Services	1,783	114,968
E*TRADE Financial Corp. (a)	34,861	1,520,288
Franklin Resources, Inc.	6,387	284,285
Intercontinental Exchange, Inc.	15	1,030
Invesco Ltd.	14,912	522,516
Mastercard, Inc. Class A	9,020	1,273,624
Nasdaq, Inc.	45	3,491

	Number of Shares	Value
Navient Corp.	34,591	$519,557
Raymond James Financial, Inc.	4,900	413,217
Synchrony Financial	20,100	624,105
T. Rowe Price Group, Inc.	15,606	1,414,684
Visa, Inc. Class A	36,712	3,863,571

		14,811,897

Insurance — 3.6%
Aflac, Inc.	14,472	1,177,876
The Allstate Corp.	12,035	1,106,137
American International Group, Inc.	24,746	1,519,157
Aon PLC	3,445	503,315
Assurant, Inc.	5,216	498,232
Berkshire Hathaway, Inc. Class B (a)	13,486	2,472,254
Brighthouse Financial, Inc. (a)	2,926	177,901
Chubb Ltd.	9,818	1,399,556
Cincinnati Financial Corp.	4,419	338,363
Everest Re Group Ltd.	6,280	1,434,289
The Hartford Financial Services Group, Inc.	26,052	1,444,062
Lincoln National Corp.	30,851	2,266,931
Loews Corp.	4,383	209,770
Marsh & McLennan Cos., Inc.	5,813	487,188
MetLife, Inc.	32,190	1,672,270
Principal Financial Group, Inc.	22,229	1,430,214
The Progressive Corp.	18,114	877,080
Prudential Financial, Inc.	8,727	927,855
Torchmark Corp.	12,082	967,647
The Travelers Cos., Inc.	2,287	280,203
Unum Group	36,931	1,888,282
XL Group Ltd.	33,388	1,317,157

		24,395,739

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	6,287	238,152

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	589	80,505
Apartment Investment & Management Co. Class A	685	30,044
AvalonBay Communities, Inc.	2,081	371,292
Boston Properties, Inc.	3	369
Digital Realty Trust, Inc.	7,220	854,343
Duke Realty Corp.	45,200	1,302,664
Equinix, Inc.	2,390	1,066,657
Equity Residential	56	3,692
Essex Property Trust, Inc.	1,500	381,045
Extra Space Storage, Inc.	7,000	559,440
GGP, Inc.	19,700	409,169
HCP, Inc.	35	974
Host Hotels & Resorts, Inc.	27,837	514,706
Iron Mountain, Inc.	48	1,867
Kimco Realty Corp.	2,767	54,095
The Macerich Co.	100	5,497

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	9,120	$974,746
Prologis, Inc.	15,338	973,349
Public Storage	203	43,440
Simon Property Group, Inc.	645	103,851
Ventas, Inc.	425	27,680
Vornado Realty Trust	1,373	105,556
Welltower, Inc.	2,100	147,588
Weyerhaeuser Co.	26	885

		8,013,454

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	459,867

		96,473,721

Industrial — 6.2%
Aerospace & Defense — 1.4%
Arconic, Inc.	31,208	776,455
The Boeing Co.	18,292	4,650,009
General Dynamics Corp.	602	123,759
Harris Corp.	770	101,393
L3 Technologies, Inc.	5,290	996,795
Lockheed Martin Corp.	1,530	474,744
Northrop Grumman Corp.	3,968	1,141,673
Raytheon Co.	889	165,870
Rockwell Collins, Inc.	8	1,046
United Technologies Corp.	9,620	1,116,689

		9,548,433

Building Materials — 0.0%
Johnson Controls International PLC	65	2,619
Masco Corp.	25	975
Vulcan Materials Co.	5	598

		4,192

Electrical Components & Equipment — 0.0%
Emerson Electric Co.	4,869	305,968

Electronics — 1.3%
Agilent Technologies, Inc.	24,063	1,544,845
Allegion PLC	33	2,853
Amphenol Corp. Class A	23,964	2,028,313
Corning, Inc.	6,667	199,477
FLIR Systems, Inc.	2,852	110,971
Fortive Corp.	5,878	416,104
Garmin Ltd.	2,100	113,337
Honeywell International, Inc.	12,242	1,735,181
PerkinElmer, Inc.	2,720	187,598
TE Connectivity Ltd.	22,500	1,868,850
Waters Corp. (a)	1,540	276,461

		8,483,990

Engineering & Construction — 0.1%
Fluor Corp.	2,709	114,049
Jacobs Engineering Group, Inc.	7,920	461,498

		575,547

	Number of Shares	Value
Environmental Controls — 0.4%
Republic Services, Inc.	337	$22,262
Stericycle, Inc. (a)	97	6,947
Waste Management, Inc.	30,373	2,377,295

		2,406,504

Hand & Machine Tools — 0.0%
Snap-on, Inc.	1	149
Stanley Black & Decker, Inc.	9	1,359

		1,508

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	23,195	2,892,649

Machinery – Diversified — 0.6%
Cummins, Inc.	7,275	1,222,418
Deere & Co.	5,870	737,213
Flowserve Corp.	70	2,981
Rockwell Automation, Inc.	9,513	1,695,312
Roper Technologies, Inc.	663	161,374
Xylem, Inc.	3,355	210,124

		4,029,422

Miscellaneous – Manufacturing — 0.8%
3M Co.	2,082	437,012
Dover Corp.	5,173	472,760
Eaton Corp. PLC	2,566	197,043
General Electric Co.	21,086	509,860
Illinois Tool Works, Inc.	5,425	802,683
Ingersoll-Rand PLC	9,600	856,032
Parker-Hannifin Corp.	5,228	915,005
Pentair PLC	23	1,563
Textron, Inc.	18,972	1,022,211

		5,214,169

Packaging & Containers — 0.4%
Ball Corp.	4	165
Packaging Corp. of America	7,170	822,256
Sealed Air Corp.	53	2,264
WestRock Co.	34,367	1,949,640

		2,774,325

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	120	9,132
CSX Corp.	17,207	933,652
Expeditors International of Washington, Inc.	126	7,542
FedEx Corp.	4,200	947,436
Norfolk Southern Corp.	7,813	1,033,191
Union Pacific Corp.	16,712	1,938,091
United Parcel Service, Inc. Class B	4,880	586,039

		5,455,083

		41,691,790

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.6%
Computers — 4.5%
Accenture PLC Class A	11,530	$1,557,357
Apple, Inc.	119,797	18,463,114
Cognizant Technology Solutions Corp. Class A	56	4,062
CSRA, Inc.	26,726	862,448
DXC Technology Co.	5,779	496,300
Hewlett Packard Enterprise Co.	67,274	989,601
HP, Inc.	83,774	1,672,129
International Business Machines Corp.	20,350	2,952,378
NetApp, Inc.	19,898	870,736
Seagate Technology PLC	17,400	577,158
Western Digital Corp.	25,647	2,215,901

		30,661,184

Office & Business Equipment — 0.1%
Xerox Corp.	18,536	617,064

Semiconductors — 3.2%
Analog Devices, Inc.	10,472	902,372
Applied Materials, Inc.	54,639	2,846,146
Broadcom Ltd.	8,039	1,949,779
Intel Corp.	136,823	5,210,220
KLA-Tencor Corp.	19,689	2,087,034
Lam Research Corp.	10,423	1,928,672
Microchip Technology, Inc.	21,021	1,887,265
Micron Technology, Inc. (a)	40,717	1,601,400
NVIDIA Corp.	3,626	648,220
Skyworks Solutions, Inc.	6,010	612,419
Texas Instruments, Inc.	17,774	1,593,261
Xilinx, Inc.	3,756	266,037

		21,532,825

Software — 4.8%
Activision Blizzard, Inc.	4,700	303,197
Adobe Systems, Inc. (a)	17,910	2,671,814
Akamai Technologies, Inc. (a)	26	1,267
ANSYS, Inc. (a)	12,020	1,475,215
Autodesk, Inc. (a)	37	4,154
CA, Inc.	5,773	192,703
Citrix Systems, Inc. (a)	377	28,961
Electronic Arts, Inc. (a)	8,997	1,062,186
Fidelity National Information Services, Inc.	16,600	1,550,274
Fiserv, Inc. (a)	1,676	216,137
Intuit, Inc.	1,490	211,789
Micro Focus International PLC Sponsored ADR (a)	9,238	294,692
Microsoft Corp.	244,095	18,182,636
Oracle Corp.	75,057	3,629,006
Paychex, Inc.	64	3,837
Red Hat, Inc. (a)	3,261	361,514
salesforce.com, Inc. (a)	9,744	910,284

	Number of Shares	Value
Synopsys, Inc. (a)	15,900	$1,280,427

		32,380,093

		85,191,166

Utilities — 2.3%
Electric — 2.0%
AES Corp.	95,287	1,050,063
Ameren Corp.	660	38,174
American Electric Power Co., Inc.	8,385	588,962
CenterPoint Energy, Inc.	50,431	1,473,090
CMS Energy Corp.	7,903	366,067
Consolidated Edison, Inc.	2,182	176,044
Dominion Energy, Inc.	1,716	132,012
DTE Energy Co.	19,480	2,091,373
Duke Energy Corp.	5,790	485,897
Edison International	8,226	634,800
Entergy Corp.	21,498	1,641,587
Eversource Energy	812	49,077
Exelon Corp.	22,140	834,014
FirstEnergy Corp.	2,880	88,790
NextEra Energy, Inc.	3,040	445,512
NRG Energy, Inc.	1,200	30,708
PG&E Corp.	13,916	947,541
Pinnacle West Capital Corp.	1,396	118,046
PPL Corp.	11,618	440,903
Public Service Enterprise Group, Inc.	17,624	815,110
SCANA Corp.	3,647	176,843
The Southern Co.	7,922	389,287
WEC Energy Group, Inc.	4,542	285,147
Xcel Energy, Inc.	5,472	258,935

		13,557,982

Gas — 0.3%
NiSource, Inc.	713	18,246
Sempra Energy	19,251	2,197,116

		2,215,362

		15,773,344

TOTAL COMMON STOCK (Cost $331,712,768)		471,591,773

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	20,000	537,000

TOTAL PREFERRED STOCK (Cost $500,000)		537,000

TOTAL EQUITIES (Cost $332,212,768)		472,128,773

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 29.5%

CORPORATE DEBT — 10.5%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	$227,445

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	102,830

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.000% 9/25/22	165,000	165,189
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	158,993
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	164,686
Reynolds American, Inc. 5.850% 8/15/45	120,000	146,832

		635,700

Airlines — 0.2%
American Airlines Group, Inc. (b) 5.500% 10/01/19	879,000	920,752
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	35,060	36,094
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	90,072	93,000
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	316,120	331,926
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	115,406	122,070
WestJet Airlines Ltd. (b) 3.500% 6/16/21	117,000	119,036

		1,622,878

Auto Manufacturers — 0.3%
Ford Motor Co. 5.291% 12/08/46	80,000	83,472
Ford Motor Credit Co. LLC 4.375% 8/06/23	200,000	211,068
General Motors Co. 4.200% 10/01/27	215,000	218,133
General Motors Co. 5.150% 4/01/38	130,000	133,288
General Motors Financial Co., Inc. 3.150% 6/30/22	390,000	393,110
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	337,955
Hyundai Capital America (b) 2.550% 2/06/19	170,000	170,259

	Principal Amount	Value
Hyundai Capital America (b) 2.875% 8/09/18	$135,000	$135,702

		1,682,987

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	85,000	90,560

Banks — 1.4%
Associated Banc-Corp. 2.750% 11/15/19	460,000	466,092
Associated Banc-Corp. 4.250% 1/15/25	494,000	507,496
Banco Santander SA 4.250% 4/11/27	200,000	207,574
Bancolombia SA 5.950% 6/03/21	205,000	226,566
Bank of America Corp. 4.183% 11/25/27	465,000	481,961
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	240,000	253,679
Bank of America Corp. 4.750% 4/21/45	220,000	242,149
Bank of America Corp. 6.110% 1/29/37	100,000	125,034
Bank of America Corp. 7.750% 5/14/38	95,000	139,571
The Bank of Nova Scotia 4.500% 12/16/25	200,000	210,766
Barclays PLC 4.337% 1/10/28	260,000	268,449
Citigroup, Inc. 3.875% 3/26/25	562,000	575,029
Citigroup, Inc. 8.125% 7/15/39	90,000	142,354
Credit Suisse Group AG (b) 4.282% 1/09/28	250,000	260,404
Credit Suisse Group Funding Guernsey Ltd. 3.800% 9/15/22	265,000	275,058
First Horizon National Corp. 3.500% 12/15/20	625,000	643,497
First Republic Bank 4.375% 8/01/46	685,000	680,780
Fulton Financial Corp. 3.600% 3/16/22	230,000	232,440
The Goldman Sachs Group, Inc. 5.950% 1/15/27	212,000	247,229
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	79,205
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	98,947
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	398,886

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.375% 5/01/23	$140,000	$142,917
JP Morgan Chase & Co. 3.625% 12/01/27	380,000	381,096
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	241,740
Regions Bank 7.500% 5/15/18	130,000	134,494
SVB Financial Group 3.500% 1/29/25	460,000	460,788
SVB Financial Group 5.375% 9/15/20	75,000	81,432
Synchrony Bank 3.000% 6/15/22	275,000	274,320
Turkiye Garanti Bankasi AS (b) 4.750% 10/17/19	445,000	455,012
Valley National Bancorp 5.125% 9/27/23	245,000	263,589

		9,198,554

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	575,000	649,501
Molson Coors Brewing Co. 4.200% 7/15/46	90,000	90,240

		739,741

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	115,000	131,522
Baxalta, Inc. 5.250% 6/23/45	140,000	161,348

		292,870

Building Materials — 0.2%
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	375,000	393,750
Standard Industries, Inc. (b) 5.000% 2/15/27	471,000	491,017
Standard Industries, Inc. (b) 5.375% 11/15/24	246,000	261,449
Standard Industries, Inc. (b) 5.500% 2/15/23	178,000	188,458

		1,334,674

Chemicals — 0.2%
CF Industries, Inc. 3.450% 6/01/23	325,000	320,937
CF Industries, Inc. 6.875% 5/01/18	450,000	462,375
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	117,909
LYB International Finance BV 5.250% 7/15/43	175,000	199,427

	Principal Amount	Value
Monsanto Co. 4.400% 7/15/44	$100,000	$102,465
RPM International, Inc. 3.750% 3/15/27	110,000	111,494
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	110,192
The Sherwin-Williams Co. (b) 7.250% 6/15/19	125,000	135,827

		1,560,626

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	440,000	488,895
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	97,284

		586,179

Computers — 0.4%
Dell International LLC/ EMC Corp. (b) 3.480% 6/01/19	450,000	458,936
Dell International LLC/EMC Corp. (b) 4.420% 6/15/21	380,000	398,968
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	76,000	84,402
DXC Technology Co. 2.875% 3/27/20	90,000	91,200
DXC Technology Co. 4.250% 4/15/24	140,000	147,297
DXC Technology Co. 4.750% 4/15/27	275,000	294,145
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	878,002

		2,352,950

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	590,000	624,240
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	292,420
Air Lease Corp. 3.000% 9/15/23	465,000	463,873
Ally Financial, Inc. 3.250% 11/05/18	485,000	489,321
Ally Financial, Inc. 4.750% 9/10/18	360,000	367,956
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	340,760
Brookfield Finance LLC 4.000% 4/01/24	455,000	471,274
Discover Financial Services 4.100% 2/09/27	265,000	269,265
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	360,000	364,161

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$270,000	$272,993
International Lease Finance Corp. 6.250% 5/15/19	15,000	15,943
Lazard Group LLC 3.625% 3/01/27	184,000	182,512
Lazard Group LLC 4.250% 11/14/20	600,000	633,868
Legg Mason, Inc. 5.625% 1/15/44	175,000	189,925
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	170,000	179,037

		5,157,548

Electric — 0.6%
Duke Energy Corp. 3.750% 9/01/46	195,000	187,845
EDP Finance BV (b) 3.625% 7/15/24	420,000	423,448
Entergy Louisiana LLC 4.950% 1/15/45	165,000	169,702
Florida Power & Light Co. 4.950% 6/01/35	125,000	145,401
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	621,150
IPALCO Enterprises, Inc. (b) 3.700% 9/01/24	170,000	170,416
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	200,000	211,790
Majapahit Holding BV (b) 7.750% 1/20/20	195,000	217,445
Nevada Power Co., Series N 6.650% 4/01/36	135,000	182,638
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	59,160
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	153,005
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	306,038
Progress Energy, Inc. 7.000% 10/30/31	25,000	33,724
Puget Energy, Inc. 3.650% 5/15/25	350,000	356,152
Puget Energy, Inc. 6.500% 12/15/20	271,000	302,761
Transelec SA (b) 4.625% 7/26/23	175,000	187,153
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	16,620	16,843
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	225,673

		3,970,344

	Principal Amount	Value
Electronics — 0.2%
Arrow Electronics, Inc. 3.250% 9/08/24	$155,000	$153,256
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	259,971
Arrow Electronics, Inc. 3.875% 1/12/28	145,000	144,690
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	85,406
Avnet, Inc. 3.750% 12/01/21	30,000	30,650
Avnet, Inc. 4.875% 12/01/22	123,000	129,859
FLIR Systems, Inc. 3.125% 6/15/21	195,000	197,569
Ingram Micro, Inc. STEP 5.450% 12/15/24	203,000	208,357
Tech Data Corp. 3.700% 2/15/22	130,000	131,091

		1,340,849

Engineering & Construction — 0.1%
SBA Tower Trust (b) 3.156% 10/10/45	210,000	211,549
SBA Tower Trust (b) 2.877% 7/10/46	200,000	202,640
SBA Tower Trust (b) 3.168% 4/09/47	260,000	259,821

		674,010

Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	315,000	301,736
Tyson Foods, Inc. 4.875% 8/15/34	105,000	115,987
The WhiteWave Foods Co. 5.375% 10/01/22	314,000	353,586

		771,309

Gas — 0.1%
NiSource Finance Corp. 5.800% 2/01/42	175,000	209,242
Spire, Inc. 4.700% 8/15/44	290,000	303,749

		512,991

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,656

Health Care – Products — 0.2%
Abbott Laboratories 3.750% 11/30/26	125,000	128,263
Abbott Laboratories 4.900% 11/30/46	115,000	128,447

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Becton Dickinson & Co. 3.363% 6/06/24	$240,000	$242,239
Becton Dickinson & Co. 3.700% 6/06/27	295,000	298,271
Becton Dickinson & Co. 4.685% 12/15/44	225,000	237,843

		1,035,063

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	250,000	261,193
Humana, Inc. 4.800% 3/15/47	125,000	139,196
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	56,428
UnitedHealth Group, Inc. 6.875% 2/15/38	110,000	156,116

		612,933

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	532,770

Household Products — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	84,168

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	345,000	378,638
American International Group, Inc. 4.500% 7/16/44	200,000	208,727
AmTrust Financial Services, Inc. 6.125% 8/15/23	495,000	489,555
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	189,282
Athene Global Funding (b) 3.000% 7/01/22	365,000	363,527
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	95,240
Brown & Brown, Inc. 4.200% 9/15/24	272,000	286,979
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.554% 3/29/67	50,000	49,725
CNA Financial Corp. 3.450% 8/15/27	185,000	182,996
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	496,388
Enstar Group Ltd. 4.500% 3/10/22	140,000	144,834
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	232,910
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,125

	Principal Amount	Value
Reinsurance Group of America, Inc. 3.950% 9/15/26	$360,000	$364,579
Trinity Acquisition PLC 3.500% 9/15/21	270,000	275,692
Trinity Acquisition PLC 4.400% 3/15/26	70,000	74,216
Unum Group 3.000% 5/15/21	150,000	152,006
USF&G Capital I (b) 8.500% 12/15/45	150,000	211,673
Willis North America, Inc. 3.600% 5/15/24	155,000	158,561
Willis North America, Inc. 7.000% 9/29/19	97,000	105,602
Willis Towers Watson PLC 5.750% 3/15/21	230,000	252,744
XLIT Ltd. 4.450% 3/31/25	395,000	404,480
XLIT Ltd. 5.500% 3/31/45	100,000	105,165
XLIT Ltd. 5.750% 10/01/21	115,000	128,446
XLIT Ltd. 6.375% 11/15/24	325,000	380,379

		5,847,469

Internet — 0.1%
Amazon.com, Inc. (b) 4.050% 8/22/47	300,000	305,737
Expedia, Inc. 7.456% 8/15/18	425,000	445,336

		751,073

Investment Companies — 0.2%
Ares Capital Corp. 3.500% 2/10/23	510,000	504,312
Ares Capital Corp. 3.875% 1/15/20	505,000	517,787
FS Investment Corp. 4.000% 7/15/19	390,000	397,715

		1,419,814

Iron & Steel — 0.3%
ArcelorMittal 5.125% 6/01/20	320,000	341,600
ArcelorMittal STEP 5.750% 8/05/20	618,000	672,075
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	153,855
Vale Overseas Ltd. 5.875% 6/10/21	475,000	522,262
Vale Overseas Ltd. 6.875% 11/21/36	95,000	108,775

		1,798,567

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	$230,000	$233,450
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	116,760
CNH Industrial Capital LLC 3.875% 10/15/21	500,000	513,812

		864,022

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	270,000	277,176
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	151,000	159,762
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	264,077
Comcast Corp. 3.400% 7/15/46	220,000	202,773
Discovery Communications LLC 2.950% 3/20/23	150,000	150,396
Discovery Communications LLC 5.000% 9/20/37	160,000	162,466
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	131,982
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	48,927
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	70,606
Time Warner, Inc. 6.250% 3/29/41	25,000	29,949

		1,498,114

Mining — 0.1%
Glencore Funding LLC (b) 4.625% 4/29/24	355,000	376,034
Kinross Gold Corp. (b) 4.500% 7/15/27	166,000	167,453
Kinross Gold Corp. 5.125% 9/01/21	375,000	402,187

		945,674

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	270,000	285,783

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% 9/15/20	135,000	135,285
Pitney Bowes, Inc. STEP 3.625% 10/01/21	485,000	477,330

	Principal Amount	Value
Pitney Bowes, Inc. 4.750% 5/15/18	$20,000	$20,251

		632,866

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,436

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	184,279
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	295,749
Antero Resources Corp. 5.375% 11/01/21	475,000	487,469
Cenovus Energy, Inc. (b) 4.250% 4/15/27	300,000	297,445
Concho Resources, Inc. 3.750% 10/01/27	125,000	125,556
Encana Corp. 3.900% 11/15/21	205,000	211,252
Encana Corp. 6.500% 5/15/19	125,000	133,020
Encana Corp. 6.500% 2/01/38	80,000	94,694
EQT Corp. 2.500% 10/01/20	200,000	200,744
EQT Corp. 3.900% 10/01/27	265,000	265,047
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	200,919
Marathon Petroleum Corp. 4.750% 9/15/44	100,000	99,482
Marathon Petroleum Corp. 6.500% 3/01/41	170,000	204,561
Nabors Industries, Inc. 5.500% 1/15/23	215,000	210,700
Newfield Exploration Co. 5.750% 1/30/22	200,000	213,500
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	180,031
Petroleos Mexicanos 6.625% 6/15/38	37,000	39,275
Petroleos Mexicanos 3.125% 1/23/19	50,000	50,450
Petroleos Mexicanos 5.500% 1/21/21	285,000	304,095
Petroleos Mexicanos 6.375% 1/23/45	80,000	81,400
Petroleos Mexicanos (b) 6.500% 3/13/27	60,000	66,494
Phillips 66 5.875% 5/01/42	60,000	73,805

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QEP Resources, Inc. 6.875% 3/01/21	$260,000	$273,650

		4,293,617

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 2.600% 12/01/22	199,000	193,176
National Oilwell Varco, Inc. 3.950% 12/01/42	216,000	182,237
Weatherford International Ltd. 6.000% 3/15/18	75,000	75,750

		451,163

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	486,287
Brambles USA, Inc. (b) 4.125% 10/23/25	134,000	139,497
Brambles USA, Inc. (b) 5.350% 4/01/20	90,000	95,971
Graphic Packaging International, Inc. 4.750% 4/15/21	100,000	105,780
Graphic Packaging International, Inc. 4.875% 11/15/22	60,000	63,900

		891,435

Pharmaceuticals — 0.2%
AbbVie, Inc. 4.700% 5/14/45	285,000	310,688
Allergan Funding SCS 4.550% 3/15/35	100,000	106,691
Allergan Funding SCS 4.750% 3/15/45	190,000	205,561
Express Scripts Holding Co. 4.500% 2/25/26	180,000	192,659
Johnson & Johnson 5.850% 7/15/38	40,000	53,510
McKesson Corp. 4.883% 3/15/44	60,000	66,596
McKesson Corp. 6.000% 3/01/41	125,000	156,272
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	95,000	94,409
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	100,000	98,555
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	220,000	211,817
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	75,000	63,177

		1,559,935

	Principal Amount	Value
Pipelines — 0.7%
Energy Transfer LP 4.200% 4/15/27	$165,000	$167,062
Energy Transfer LP 6.125% 12/15/45	75,000	82,369
Energy Transfer LP 6.500% 2/01/42	100,000	113,141
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	126,009
EnLink Midstream Partners LP 4.850% 7/15/26	149,000	155,912
Enterprise Products Operating LLC 5.700% 2/15/42	5,000	5,962
Enterprise Products Operating LLC 5.950% 2/01/41	150,000	179,880
Enterprise Products Operating LLC 6.125% 10/15/39	4,000	4,849
Kinder Morgan Energy Partners LP 5.300% 9/15/20	475,000	512,214
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	74,939
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	135,638
Kinder Morgan Energy Partners LP 6.550% 9/15/40	90,000	102,801
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	12,129
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	151,667
Magellan Midstream Partners LP 5.150% 10/15/43	170,000	188,389
MPLX LP 4.125% 3/01/27	105,000	106,909
MPLX LP 4.875% 12/01/24	502,000	540,936
MPLX LP 4.875% 6/01/25	372,000	398,676
MPLX LP 5.200% 3/01/47	35,000	36,645
MPLX LP 5.500% 2/15/23	136,000	139,944
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	191,000	192,010
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	210,000	213,131
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	240,000	241,935
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	230,000	229,136
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	75,000	74,532

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	$260,000	$276,575
Western Gas Partners LP 4.000% 7/01/22	481,000	496,996

		4,960,386

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	140,000	148,056
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	202,696
Crown Castle International Corp. 3.200% 9/01/24	265,000	263,742
Crown Castle International Corp. 4.000% 3/01/27	120,000	122,708
Federal Realty Investment Trust 5.900% 4/01/20	55,000	59,909
Healthcare Trust of America Holdings LP 2.950% 7/01/22	105,000	105,693
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	195,715
Highwoods Realty LP 7.500% 4/15/18	265,000	272,856
Host Hotels & Resorts LP 3.750% 10/15/23	40,000	40,903
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	250,398
Kimco Realty Corp. 3.300% 2/01/25	160,000	159,913
Mid-America Apartments LP 3.600% 6/01/27	155,000	155,645
UDR, Inc. 3.500% 7/01/27	220,000	219,098
Weingarten Realty Investors 3.250% 8/15/26	85,000	81,399

		2,278,731

Retail — 0.4%
CVS Health Corp. 6.125% 9/15/39	175,000	219,953
CVS Pass-Through Trust (b) 5.926% 1/10/34	276,542	315,808
Dollar Tree, Inc. 5.750% 3/01/23	470,000	495,850
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	452,231
The Home Depot, Inc. 5.950% 4/01/41	150,000	197,657
QVC, Inc. 3.125% 4/01/19	155,000	156,579
QVC, Inc. 4.375% 3/15/23	150,000	155,801

	Principal Amount	Value
QVC, Inc. 4.450% 2/15/25	$245,000	$248,512
QVC, Inc. 5.125% 7/02/22	30,000	32,074
Tiffany & Co. 4.900% 10/01/44	165,000	162,178

		2,436,643

Semiconductors — 0.0%
QUALCOMM, Inc. 4.300% 5/20/47	205,000	209,522

Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	330,000	371,650
Oracle Corp. 4.000% 7/15/46	270,000	279,371

		651,021

Telecommunications — 0.5%
AT&T, Inc. 3.400% 8/14/24	330,000	330,514
AT&T, Inc. 3.800% 3/01/24	255,000	262,312
AT&T, Inc. 3.900% 8/14/27	305,000	305,594
AT&T, Inc. 4.750% 5/15/46	260,000	250,040
AT&T, Inc. 5.250% 3/01/37	190,000	199,952
CenturyLink, Inc. 6.150% 9/15/19	140,000	147,000
Cisco Systems, Inc. 5.500% 1/15/40	55,000	68,766
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	181,643
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	186,156
Sprint Communications, Inc. 9.250% 4/15/22	410,000	506,350
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	100,000	99,212
Verizon Communications, Inc. 4.125% 3/16/27	175,000	182,597
Verizon Communications, Inc. 4.862% 8/21/46	197,000	199,692
Verizon Communications, Inc. 5.150% 9/15/23	120,000	134,516
Verizon Communications, Inc. 6.550% 9/15/43	149,000	186,880

		3,241,224

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	105,000	109,628

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Asciano Finance Ltd. (b) 5.000% 4/07/18	$250,000	$253,509
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	233,100

		596,237

Trucking & Leasing — 0.0%
DAE Funding LLC (b) 4.000% 8/01/20	173,000	176,460

TOTAL CORPORATE DEBT (Cost $69,038,987)		71,170,827

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	348,091
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	324,790
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN (c) 2.735% 12/01/31	300,000	289,259
State of California BAB 7.550% 4/01/39	120,000	184,032
State of California BAB 7.600% 11/01/40	105,000	164,299

		1,310,471

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,241,286)		1,310,471

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Automobile ABS — 0.3%
CPS Auto Trust, Series 2016-C, Class A (b) 1.620% 1/15/20	63,592	63,503
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	136,322	136,567
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	450,000	447,067
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	23,911	23,894
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	347,691
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.934% 7/15/20	115,046	115,332

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	$630,000	$626,267
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	150,000	150,998
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	250,000	252,788

		2,164,107

Commercial MBS — 0.4%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN (c) 6.509% 2/10/51	74,876	75,104
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN (c) 6.552% 2/10/51	215,000	216,385
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	20,555	20,550
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	197,373
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	337,980
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (c) 4.396% 5/10/48	140,000	134,147
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	171,497
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) (c) 5.471% 11/10/46	110,000	119,346
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (c) 5.959% 7/10/38	184,694	186,837
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	108,394
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (c) 5.466% 6/12/47	87,049	86,943
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN (c) 5.856% 9/12/49	47,765	48,003

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) (c) 5.200% 6/15/44	$250,000	$265,816
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (c) 5.475% 8/15/39	27,040	27,004
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (c) 2.997% 10/25/46	279,091	280,457
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	250,332
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (c) 6.221% 2/15/51	144,276	144,839
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	23,934	24,331
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	198,073

		2,893,411

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.957% 3/25/35	120,375	120,473

Other ABS — 4.2%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	52,051	48,878
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 1.464% 11/15/40	83,523	79,483
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 2.362% 6/25/35	60,379	60,178
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.962% 1/25/35	134,013	133,474
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (b) 2.407% 7/20/26	250,000	249,998
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.784% 10/15/28	410,000	414,244

	Principal Amount	Value
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	$110,629	$110,353
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.767% 10/20/28	250,000	250,952
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	314,400	324,531
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	597,932	594,602
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.424% 1/18/25	250,000	250,656
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.762% 8/05/27	570,000	572,420
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (b) 2.564% 7/20/30	400,000	399,984
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.484% 7/15/26	345,000	346,509
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.513% 1/22/25	250,000	250,292
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.734% 7/18/27	380,000	381,310
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	254,075	255,147
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (b) 2.940% 5/25/29	184,294	183,876
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	161,676
Capital Automotive REIT, Series 2017-1A, Class A2 (b) 4.180% 4/15/47	139,417	140,761
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.504% 10/15/26	250,000	251,565

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (b) 2.529% 8/14/30	$750,000	$749,992
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	49,275	49,060
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	155,719	156,554
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.697% 9/25/34	42,294	42,137
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	205,556	205,291
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	341,250	340,631
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	342,421	341,201
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	51,748	51,704
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	520,953	516,456
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	503,625	505,889
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (b) 4.118% 7/25/47	110,000	110,651
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	533,250	549,650
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	15,513	15,587
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	69,103	67,944
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	189,728	194,342
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	95,738	96,434
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	382,807	384,201

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.962% 1/25/35	$420,000	$426,188
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.477% 1/25/36	1,157	1,157
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.757% 7/20/27	425,000	426,512
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	170,833	167,330
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	161,120	159,769
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	6,231	6,227
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.464% 4/25/25	558,293	558,289
Goodgreen Trust, Series 2016-1A, Class A (b) 3.230% 10/15/52	434,573	430,527
Goodgreen Trust, Series 2017-1A, Class A (b) 3.740% 10/15/52	194,928	198,543
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.882% 4/25/35	26,625	26,749
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	244,469	247,591
HERO Funding Trust, Series 2016-3A, Class A1 (b) 3.080% 9/20/42	265,743	264,654
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	271,116	273,876
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	48,603	48,428
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.407% 8/25/36	815	815
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	95,510	98,404

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (b) 2.587% 7/18/30	$1,000,000	$999,993
Lendmark Funding Trust, Series 2017-1A, Class A (b) 2.830% 12/22/25	200,000	200,068
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.032% 2/25/35	64,999	65,138
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.062% 6/25/35	106,915	106,287
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	154,344	154,862
Marlette Funding Trust, Series 2017-2A, Class B (b) 3.190% 7/15/24	140,000	140,038
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	149,408	149,881
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	86,658	87,731
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	12,204	12,199
New Residential Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	450,000	445,013
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	1,650,000	1,633,487
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.427% 4/20/25	329,431	330,119
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	130,000	129,442
Oportun Funding VI LLC, Series 2017-A, Class A (b) 3.230% 6/08/23	280,000	282,001
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	41,251	40,992
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	186,282	183,189

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	$220,000	$222,135
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.497% 9/25/35	303	303
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (b) 2.656% 2/20/30	250,000	250,969
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	37,930	38,004
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (b) 3.050% 12/26/25	254,243	256,770
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	1,216,736	1,227,105
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	397,966	402,016
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	566,364	575,209
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	460,301	465,745
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	159,500
SpringCastle America Funding LLC, Series 2016-AA, Class A (b) 3.050% 4/25/29	212,660	214,110
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	670,000	670,341
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	95,006	95,107
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (b) 4.190% 1/15/71	347,562	349,298
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.484% 10/17/26	430,000	431,620
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	386,100	393,218
TAL Advantage VI LLC, Series 2017-1A, Class A (b) 4.500% 4/20/42	394,293	408,819

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.784% 10/13/29	$340,000	$346,020
Textainer Marine Containers Ltd., Series 2017-2A, Class A (b) 3.520% 6/20/42	245,176	244,553
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (b) 2.677% 4/20/27	490,000	492,584
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (b) 3.736% 8/15/47	140,000	140,013
Triton Container Finance IV LLC, Series 2017-2A, Class A (b) 3.620% 8/20/42	853,454	858,488
Triton Container Finance VI LLC, Series 2017-1A, Class A (b) 3.520% 6/20/42	166,026	165,298
VSE VOI Mortgage LLC, Series 2016-A, Class A (b) 2.540% 7/20/33	311,841	309,704
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	127,410	125,949
Welk Resorts LLC, Series 2017-AA, Class B 3.410% 6/15/33	285,074	284,508
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	465,500	468,748
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	303,800	308,920
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	416,500	428,410

		28,467,576

Student Loans ABS — 3.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 2.337% 12/27/44	495,000	494,078
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	400,000	393,879
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.240% 7/01/38	147,573	138,025
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210%, FRN 1.456% 6/15/43	524,283	485,077

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.115% 1/25/47	$130,000	$99,372
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	272,162	271,667
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (b) 3.070% 10/25/44	792,166	794,938
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.137% 10/27/31	50,058	51,150
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.137% 10/25/44	792,166	794,938
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	174,258	176,778
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (b) 2.720% 1/25/41	296,278	295,944
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	209,461	210,346
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.087% 10/27/36	459,288	459,288
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.437% 12/27/66	425,224	425,599
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.587% 7/26/66	562,506	562,859
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.477% 11/26/40	270,000	312,444
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.767% 8/25/42	165,344	152,894
Goal Structured Solutions Trust, Series 2016-B, Class A2, Prime - 1.250%, FRN (b) 3.000% 8/25/51	500,000	504,264
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.267% 2/25/42	174,245	175,133

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (b) 3.020% 8/25/42	$190,000	$189,375
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.937% 2/25/70	486,510	482,347
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (b) 2.048% 7/26/66	520,000	519,997
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (b) 2.237% 9/27/66	700,000	699,996
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (b) 2.287% 7/26/66	300,000	302,387
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 2.387% 7/26/66	750,000	764,413
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.487% 6/25/65	474,964	484,490
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.537% 3/25/66	2,150,000	2,217,486
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.734% 6/25/48	220,000	192,272
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 7/26/49	155,000	152,282
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 10/25/58	150,000	139,626
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	211,112	210,602
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.423% 3/23/37	311,421	304,145
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	120,396	103,210

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.864% 1/25/37	$189,412	$188,026
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 2.231% 3/22/32	200,000	188,451
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.734% 6/25/54	150,000	134,542
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 2.114% 7/25/36	250,000	246,835
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.187% 11/25/65	531,845	532,802
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.474% 7/15/36	20,502	20,502
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.754% 7/15/36	230,000	210,098
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.604% 7/15/36	125,000	123,275
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 0.500% 3/15/28	136,000	136,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	160,000	160,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 0.500% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.454% 10/25/28	330,000	328,368
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.464% 4/25/40	184,894	169,407
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (b) 1.864% 10/25/64	750,000	734,073

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.064% 10/25/40	$300,000	$295,777
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 4.716% 12/15/39	550,000	549,684
SMB Private Education Loan Trust, Series 2016-B, Class A2A (b) 2.430% 2/17/32	245,000	242,980
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.434% 7/15/27	200,000	201,602
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	450,000	452,041
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	300,000	291,808
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $281,375) (b) (d) (e) 0.000% 3/25/33	100	220,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) (b) (d) (e) 0.000% 9/25/40	1,000,000	565,900
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (b) 2.187% 1/25/39	117,127	118,347
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.437% 6/25/33	291,022	294,042
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	299,166
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) (c) 3.440% 3/26/40	180,000	178,429
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (b) 3.610% 9/25/40	500,000	489,621
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.237% 1/03/33	290,000	286,982

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.364% 10/27/36	$170,000	$171,414

		21,791,473

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (c) 3.456% 2/25/34	19,777	20,139
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (c) 3.887% 9/25/33	7,563	7,323
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (c) 3.708% 8/25/34	9,396	9,712
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (c) 3.151% 8/25/34	52,789	51,475
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) (c) 3.500% 1/25/47	524,330	528,124
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (c) 3.370% 2/25/34	5,453	5,338
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (c) 3.547% 7/25/33	3,611	3,716
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (c) 3.375% 2/25/34	239	255
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (c) 3.508% 3/25/34	31,174	32,180
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.289% 4/25/44	77,873	79,759

		738,021

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,820,489)		56,175,061

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	729,120
Mexico Government International Bond 6.750% 9/27/34	160,000	209,760

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$724,000	$746,082

		1,684,962

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,559,023)		1,684,962

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.4%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	454,042	464,250
Series 4290, Class CA 3.500% 12/15/38	309,242	319,981
Series 2617, Class Z 5.500% 5/15/33	239,567	265,132
Series 2693, Class Z 5.500% 10/15/33	433,453	472,784
Series 3423, Class PB 5.500% 3/15/38	88,112	96,767
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	217,924	227,974
Series 2014-48, Class AB 4.000% 10/25/40	419,109	439,380
Series 2007-32, Class Z 5.500% 4/25/37	137,214	150,785
Series 2010-60, Class HJ 5.500% 5/25/40	94,923	102,461
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	116,228	126,832

		2,666,346

Pass-Through Securities — 7.0%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	1,015,267	1,052,388
Pool #Q41916 3.500% 7/01/46	315,860	328,396
Pool #Q42045 3.500% 7/01/46	127,161	132,208
Pool #Q44275 3.500% 11/01/46	241,504	251,164
Pool #Q44277 3.500% 11/01/46	116,415	120,835
Pool #Q45741 3.500% 1/01/47	767,664	796,811
Pool #Q47742 4.000% 4/01/47	195,466	208,576

	Principal Amount	Value
Pool #Q47730 4.000% 4/01/47	$244,459	$260,855
Pool #C03537 4.500% 8/01/40	244,333	265,874
Pool #G06057 4.500% 10/01/40	174,490	188,756
Pool #G60485 4.500% 10/01/41	219,238	237,231
Pool #G60172 4.500% 9/01/43	226,458	246,565
Pool #Q48208 4.500% 5/01/47	122,356	131,576
Pool #Q48869 4.500% 6/01/47	936,104	1,005,763
Pool #G11431 6.000% 2/01/18	1	1
Pool #C55867 7.500% 2/01/30	51,813	59,256
Pool #C01079 7.500% 10/01/30	7,233	8,541
Pool #C01135 7.500% 2/01/31	21,004	24,745
Pool #C00470 8.000% 8/01/26	15,950	18,494
Pool #G00924 8.000% 3/01/28	16,064	18,642
Federal Home Loan Mortgage Corp. TBA Pool # 3376 3.500% 9/30/44 (f)	3,425,000	3,531,496
Pool #3735 4.000% 12/30/43 (f)	2,000,000	2,102,422
Federal National Mortgage Association Pool #888586 2.980% 10/01/34 1 year CMT + 2.207%, FRN	86,911	91,323
Pool #725692 3.041% 10/01/33 1 year CMT + 2.146%, FRN	57,918	60,986
Pool #AS1304 3.500% 12/01/28	297,833	311,572
Pool #AV1897 3.500% 12/01/28	45,682	47,832
Pool #AV2325 3.500% 12/01/28	168,052	175,805
Pool #AS6187 3.500% 11/01/45	2,377,118	2,463,846
Pool #AS6306 3.500% 12/01/45	812,375	843,283
Pool #AS6475 3.500% 1/01/46	648,856	673,847
Pool #AS6476 3.500% 1/01/46	698,387	724,958

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6477 3.500% 1/01/46	$814,279	$843,987
Pool #BH4875 3.500% 6/01/47	461,322	475,973
Pool #AZ7917 4.000% 3/01/41	81,474	86,398
Pool #AL8422 4.000% 1/01/43	77,759	82,434
Pool #MA3027 4.000% 6/01/47	4,249,170	4,479,056
Pool #BF0094 4.000% 5/01/56	1,100,194	1,167,022
Pool #BF0105 4.000% 6/01/56	279,488	296,465
Pool #AH6787 4.500% 3/01/41	189,155	206,090
Pool #CA0185 4.500% 8/01/47	498,820	536,855
Pool #AD6437 5.000% 6/01/40	102,081	113,414
Pool #AD6996 5.000% 7/01/40	694,961	763,751
Pool #AL8173 5.000% 2/01/44	272,692	299,003
Pool #564594 7.000% 1/01/31	10,605	12,232
Pool #572844 7.000% 4/01/31	23,658	27,680
Pool #253795 7.000% 5/01/31	61,277	71,401
Pool #499386 7.500% 9/01/29	1,394	1,640
Pool #521006 7.500% 12/01/29	649	762
Pool #522769 7.500% 12/01/29	66	78
Pool #252981 7.500% 1/01/30	8,212	9,645
Pool #524874 7.500% 2/01/30	65	65
Pool #531196 7.500% 2/01/30	988	1,164
Pool #524317 7.500% 3/01/30	1,079	1,277
Pool #530299 7.500% 3/01/30	265	304
Pool #530520 7.500% 3/01/30	11,457	13,381
Pool #253183 7.500% 4/01/30	3,381	3,972
Pool #253265 7.500% 5/01/30	2,026	2,353
Pool #526380 8.000% 5/01/30	5,920	7,089

	Principal Amount	Value
Pool #536949 8.000% 5/01/30	$1,476	$1,775
Pool #535351 8.000% 6/01/30	3,036	3,620
Pool #253481 8.000% 10/01/30	2,409	2,887
Pool #190317 8.000% 8/01/31	942	1,124
Pool #596656 8.000% 8/01/31	794	847
Pool #602008 8.000% 8/01/31	2,621	3,127
Federal National Mortgage Association TBA Pool #17115 3.500% 6/30/44 (f)	11,275,000	11,622,940
Government National Mortgage Association Pool #783896 3.500% 5/15/44	804,132	839,752
Pool #MA4510 3.500% 6/20/47	3,122,204	3,250,141
Pool #MA4586 3.500% 7/20/47	1,144,335	1,191,226
Pool #359587 7.000% 6/15/23	141	147
Pool #337539 7.000% 7/15/23	517	568
Pool #363066 7.000% 8/15/23	4,155	4,589
Pool #354674 7.000% 10/15/23	4,382	4,807
Pool #362651 7.000% 10/15/23	4,592	4,865
Pool #368814 7.000% 10/15/23	756	785
Pool #352021 7.000% 11/15/23	2,378	2,618
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	81,635	83,881
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	111,263	114,277
Pool #784026 3.500% 12/20/44	224,114	233,998
Government National Mortgage Association II TBA Pool #1635 3.500% 3/02/45 (f)	2,125,000	2,209,170

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1367 4.000% 9/30/44 (f)	$1,800,000	$1,895,344

		47,360,026

Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.687% 7/25/28	67,306	67,446

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $50,235,776)		50,093,818

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds & Notes — 2.8%
U.S. Treasury Bond 2.500% 5/15/46	4,580,000	4,256,895
U.S. Treasury Bond (g) 3.500% 2/15/39	2,630,000	2,970,461
U.S. Treasury Note 1.250% 3/31/19	1,000,000	997,422
U.S. Treasury Note 1.875% 3/31/22	4,860,000	4,858,102
U.S. Treasury Note 2.000% 11/15/26	6,290,000	6,129,556

		19,212,436

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,208,809)		19,212,436

TOTAL BONDS & NOTES (Cost $197,104,370)		199,647,575

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $344,051)		334,328

	Number of Shares

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley CVR (a) (d) (h)	18,800	18,988
Safeway PDC LLC CVR (a) (d) (h)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,608)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $529,680,797)		672,130,604

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 4.2%
Agrium, Inc. 1.492% 10/25/17	$1,500,000	$1,498,498
Amphenol Corp. (b) 1.527% 12/12/17	2,000,000	1,993,969
Anheuser-Busch Cos., Inc. (b) 1.450% 10/10/17	1,625,000	1,624,352
Dollar General Corp. (b) 1.399% 10/02/17	2,000,000	1,999,751
Enbridge (US), Inc. (b) 1.588% 12/14/17	1,400,000	1,395,647
Entergy Corp. (b) 1.349% 10/02/17	2,250,000	2,249,695
Leggett & Platt, Inc. (b) 1.504% 10/18/17	1,300,000	1,299,051
LyondellBasell Industries NV (b) 1.527% 10/10/17	900,000	899,605
Molex Electronic Technologies (b) 1.410% 10/17/17	1,300,000	1,299,102
Moodys Corp. (b) 1.578% 11/01/17	2,000,000	1,997,448
Sempra Energy Holdings (b) 1.463% 10/23/17	1,000,000	999,076
Spectra Energy Partners (b) 1.482% 10/25/17	1,800,000	1,798,197
Suncor Energy, Inc. (b) 1.547% 10/20/17	1,600,000	1,598,708
Telus Corp. (b) 1.599% 11/01/17	2,000,000	1,997,448
Whirlpool Corp. (b) 1.495% 12/18/17	2,000,000	1,993,409
WPP CP Finance PLC (b) 1.682% 11/01/17	2,000,000	1,997,448
Xcel Energy, Inc. (b) 1.633% 10/30/17	1,500,000	1,498,203

		28,139,607

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (i)	355,241	355,241

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	66,227	66,227

TOTAL SHORT-TERM INVESTMENTS (Cost $28,560,111)		28,561,075

TOTAL INVESTMENTS — 103.8% (Cost $558,240,908) (j)		700,691,679

Other Assets/(Liabilities) — (3.8)%		(25,905,730)

NET ASSETS — 100.0%		$674,785,949

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $86,763,900 or 12.86% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2017, these securities amounted to a value of $785,900 or 0.12% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $19,928 or 0.00% of net assets.
(i)	Maturity value of $355,243. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $366,256.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at September 30, 2017:

Purchased Options

OTC Counterparty	Units		Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	1,700,000	USD	1,700,000	7/12/27	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$108,369	$114,980	$6,611
Put
Barclays Bank PLC	3,660,000	USD	3,660,000	7/12/27	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$235,682	$219,348	$(16,334)

							$344,051	$334,328	$(9,723)

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	12/19/17	26	$4,353,140	$(59,891)
U.S. Treasury Note 2 Year	12/29/17	38	8,219,995	(23,276)
U.S. Treasury Note 5 Year	12/29/17	148	17,504,310	(114,310)

				$(197,477)

The Fund had the following open Swap agreements at September 30, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,620,000	6/20/22	Quarterly	(1.000%	)	CDX.NA.IG.28	$(15,566)	$(39,936)	$(55,502)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	$(76,123)	$308	$(75,815)
Goldman Sachs International	USD	430,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(27,963)	(37,238)	(65,201)
Goldman Sachs International	USD	160,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(11,442)	(12,819)	(24,261)

								$(115,528)	$(49,749)	$(165,277)

Collateral for swap agreements held by Credit Suisse USA amounted to $35,572 in securities at September 30, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Amplify Energy Corp. (a)	1,695	$17,375
SandRidge Energy, Inc. (a)	648	13,018

		30,393

TOTAL COMMON STOCK (Cost $42,110)		30,393

TOTAL EQUITIES (Cost $42,110)		30,393

	Principal Amount
BONDS & NOTES — 92.7%

CORPORATE DEBT — 24.9%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$570,000	574,616

Aerospace & Defense — 0.3%
The Boeing Co. 6.875% 3/15/39	405,000	587,204
Lockheed Martin Corp. 4.700% 5/15/46	440,000	492,154
Triumph Group, Inc. (b) 7.750% 8/15/25	165,000	173,662

		1,253,020

Agriculture — 0.1%
BAT Capital Corp. FRN (b) 2.195% 8/15/22	105,000	105,343
Reynolds American, Inc. 4.000% 6/12/22	545,000	575,744

		681,087

Airlines — 0.2%
Delta Air Lines, Inc. 3.625% 3/15/22	275,000	282,645
Guanay Finance Ltd. (c) 6.000% 12/15/20	514,151	527,004
United Continental Holdings, Inc. 4.250% 10/01/22	75,000	75,563

		885,212

Auto Manufacturers — 0.4%
Ford Motor Co. 7.450% 7/16/31	440,000	569,843
General Motors Co. 3 mo. USD LIBOR + .800%, FRN 2.112% 8/07/20	210,000	210,190

	Principal Amount	Value
General Motors Financial Co., Inc. 3.950% 4/13/24	$845,000	$865,452

		1,645,485

Auto Parts & Equipment — 0.1%
Dana Financing Luxembourg Sarl (b) 5.750% 4/15/25	210,000	221,419
Delphi Jersey Holdings PLC (b) 5.000% 10/01/25	315,000	320,512

		541,931

Banks — 3.9%
Australia & New Zealand Banking Group Ltd. (b) 4.875% 1/12/21	540,000	583,707
Banco de Costa Rica (c) 5.250% 8/12/18	200,000	203,120
Banco De Credito del Per (c) 5.375% 9/16/20	200,000	218,000
Banco de Credito del Peru (c) 2.250% 10/25/19	500,000	501,125
Banco de Credito e Inversiones (c) 4.000% 2/11/23	200,000	212,143
Banco de Reservas de la Republica Dominicana (b) 7.000% 2/01/23	200,000	210,000
Banco Del Estado Chile (c) 4.125% 10/07/20	200,000	210,875
Banco del Estado de Chile (c) 3.875% 2/08/22	150,000	158,664
Banco Internacional del Peru SAA (c) 5.750% 10/07/20	500,000	549,050
Banco Latinoamericano de Comercio Exterior SA (c) 3.250% 5/07/20	150,000	153,375
Banco Santander Chile (c) 3.875% 9/20/22	150,000	157,577
Banistmo SA (b) 3.650% 9/19/22	200,000	199,700
Bank of America Corp. 2.503% 10/21/22	425,000	420,997
Bank of America Corp. 3 mo. USD LIBOR + 1.021%, VRN 2.881% 4/24/23	425,000	426,842
BDO Unibank, Inc. (c) 2.625% 10/24/21	150,000	149,432
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.414% 5/17/24	865,000	866,914
Commonwealth Bank of Australia (b) 2.750% 3/10/22	835,000	842,748
Credit Suisse Group AG FRN (b) (d) 2.519% 12/14/23	595,000	598,916

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBS Group Holdings Ltd. 3 mo. USD LIBOR + 62.000%, FRN (c) 1.934% 7/25/22	$200,000	$200,624
DBS Group Holdings Ltd. 3 mo. USD LIBOR + .620%, FRN (b) 1.934% 7/25/22	700,000	702,184
Global Bank Corp. (c) 5.125% 10/30/19	700,000	731,150
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053%, VRN 2.908% 6/05/23	425,000	425,337
The Goldman Sachs Group, Inc. 3.000% 4/26/22	140,000	141,618
Industrial Senior Trust (c) 5.500% 11/01/22	500,000	506,750
Itau CorpBanca (c) 3.875% 9/22/19	600,000	619,378
JP Morgan Chase & Co. 2.972% 1/15/23	555,000	563,619
JP Morgan Chase & Co. 4.250% 10/01/27	545,000	574,744
Malayan Banking Bhd 5 year USD Swap + 2.542%, VRN (c) 3.905% 10/29/26	200,000	205,484
Mizuho Financial Group, Inc. FRN (d) 2.197% 9/11/22	400,000	401,119
Morgan Stanley 2.750% 5/19/22	570,000	573,154
Morgan Stanley 3 mo. USD LIBOR + 1.340%, VRN 3.591% 7/22/28	585,000	587,180
MUFG Americas Holdings Corp. 1.625% 2/09/18	285,000	284,995
Oversea-Chinese Banking Corp. Ltd. 5 year USD Swap + 2.203%, VRN (c) 4.000% 10/15/24	400,000	410,393
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480%, VRN 3.498% 5/15/23	860,000	865,279
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	420,000	413,346
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	445,000	452,304
United Overseas Bank Ltd. VRN (c) (d) 3.500% 9/16/26	200,000	203,400
United Overseas Bank Ltd. 5 year USD Swap + 1.995%, VRN (c) 3.750% 9/19/24	200,000	204,003
Wells Fargo & Co. 3.069% 1/24/23	555,000	564,508
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	580,000	587,044

	Principal Amount	Value
Westpac Banking Corp. 2.000% 8/19/21	$70,000	$69,110
Westpac Banking Corp. 2.500% 6/28/22	55,000	54,974
Westpac Banking Corp. 2.600% 11/23/20	480,000	486,528

		17,491,410

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	250,000	282,392
Embotelladora Andina SA (c) 5.000% 10/01/23	400,000	440,834

		723,226

Building Materials — 0.1%
CIMPOR Financial Operations BV (c) 5.750% 7/17/24	400,000	376,500

Chemicals — 0.3%
Ashland LLC STEP 4.750% 8/15/22	300,000	316,875
Grupo Idesa SA de CV (c) 7.875% 12/18/20	850,000	845,750
Hexion, Inc. (b) 10.375% 2/01/22	320,000	307,200

		1,469,825

Coal — 0.1%
Peabody Energy Corp. (b) 6.000% 3/31/22	225,000	232,312

Commercial Services — 0.1%
Prime Security Services Borrower LLC / Prime Finance, Inc. (b) 9.250% 5/15/23	275,000	303,479
S&P Global, Inc. 4.400% 2/15/26	285,000	307,083

		610,562

Computers — 0.0%
Riverbed Technology, Inc. (b) 8.875% 3/01/23	165,000	157,163

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp. 2.900% 5/05/27	475,000	469,217

Distribution & Wholesale — 0.1%
Avantor, Inc. (b) (e) 6.000% 10/01/24	155,000	158,875
Avantor, Inc. (b) (e) 9.000% 10/01/25	155,000	158,585

		317,460

Diversified Financial Services — 1.5%
Air Lease Corp. 3.750% 2/01/22	585,000	610,029

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ally Financial, Inc. 4.125% 3/30/20	$555,000	$571,650
Ally Financial, Inc. 4.250% 4/15/21	30,000	31,050
American Express Co. 2.500% 8/01/22	465,000	464,468
American Express Credit Corp. 2.250% 5/05/21	200,000	199,708
American Express Credit Corp. 2.700% 3/03/22	520,000	526,186
ASP AMC Merger Sub, Inc. (b) 8.000% 5/15/25	320,000	308,000
Discover Financial Services 4.100% 2/09/27	720,000	731,588
Interoceanica IV Finance Ltd. (c) 0.000% 11/30/25	1,046,920	882,030
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	360,000	360,599
NFP Corp. (b) 6.875% 7/15/25	220,000	223,300
SPARC EM SPC Panama Metro Line 2 SP (c) 0.000% 12/05/22	200,000	182,300
SPARC EM SPC Panama Metro Line 2 SP (b) 0.010% 12/05/22	700,000	638,050
Synchrony Financial 3.000% 8/15/19	555,000	564,072
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (b) 6.750% 6/01/25	220,000	222,200

		6,515,230

Electric — 2.4%
AES Andres BV / Dominican Power Partners/Empresa Generadora de Electricidad It (b) 7.950% 5/11/26	500,000	541,000
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	317,691
Berkshire Hathaway Energy Co. 6.500% 9/15/37	699,000	934,051
Colbun SA (c) 6.000% 1/21/20	200,000	216,873
DTE Energy Co. 3.800% 3/15/27	500,000	514,604
Duke Energy Corp. 3.750% 9/01/46	215,000	207,111
Duke Energy Corp. 3.950% 8/15/47	240,000	237,909
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,011,163

	Principal Amount	Value
Duke Energy Progress, Inc. 4.150% 12/01/44	$470,000	$501,308
Engie Energia Chile SA (c) 5.625% 1/15/21	100,000	109,301
Eversource Energy 2.750% 3/15/22	1,000,000	1,011,116
Exelon Corp. 3.400% 4/15/26	1,040,000	1,045,772
Fortis, Inc. 2.100% 10/04/21	580,000	569,469
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	287,793
NextEra Energy Operating Partners LP (b) 4.500% 9/15/27	310,000	315,812
NRG Energy, Inc. 7.250% 5/15/26	105,000	112,613
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	965,951
The Southern Co. 1.850% 7/01/19	15,000	14,992
The Southern Co. 2.450% 9/01/18	820,000	825,727
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,015,474

		10,755,730

Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	289,381

Engineering & Construction — 0.5%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	796,308	873,948
Aeropuertos Argentina SA (b) 6.875% 2/01/27	150,000	159,900
Mexico City Airport Trust (b) 4.250% 10/31/26	700,000	719,250
Sydney Airport Finance Co. Pty Ltd. (b) 3.375% 4/30/25	300,000	299,239
Sydney Airport Finance Co. Pty Ltd. (b) 3.625% 4/28/26	300,000	303,257

		2,355,594

Entertainment — 0.3%
Eldorado Resorts, Inc. 6.000% 4/01/25	315,000	330,750
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	205,000	223,706
Pinnacle Entertainment, Inc. 5.625% 5/01/24	375,000	383,438
Six Flags Entertainment Corp. (b) 4.875% 7/31/24	220,000	223,850

		1,161,744

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	$410,000	$433,182

Foods — 0.9%
Cosan Overseas Ltd. (c) 8.250% 11/29/49	500,000	508,750
JBS USA LLC / JBS USA Finance, Inc. (b) 7.250% 6/01/21	255,000	260,100
JBS USA LUX SA / JBS USA Finance, Inc. (b) 7.250% 6/01/21	50,000	51,000
Kraft Heinz Foods Co. 2.000% 7/02/18	235,000	235,483
Kraft Heinz Foods Co. 2.800% 7/02/20	335,000	341,052
The Kroger Co. 3.400% 4/15/22	670,000	688,797
MARB BondCo PLC (b) 7.000% 3/15/24	300,000	295,500
Marfrig Holdings Europe BV (b) 8.000% 6/08/23	200,000	206,890
Pilgrim’s Pride Corp. (b) 5.750% 3/15/25	210,000	216,825
Post Holdings, Inc. (b) 5.500% 3/01/25	305,000	316,438
Smithfield Foods, Inc. (b) 4.250% 2/01/27	550,000	568,584
Sysco Corp. 3.250% 7/15/27	580,000	578,195

		4,267,614

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	106,633
Georgia-Pacific LLC (b) 3.600% 3/01/25	1,125,000	1,162,541
International Paper Co. 3.000% 2/15/27	295,000	286,576

		1,555,750

Gas — 0.3%
National Gas Co., of Trinidad & Tobago Ltd. (c) 6.050% 1/15/36	100,000	103,250
NGL Energy Partners LP / NGL Energy Finance Corp. 7.500% 11/01/23	220,000	218,900
Transportadora de Gas del Peru SA (c) 4.250% 4/30/28	800,000	828,000

		1,150,150

Health Care – Products — 0.4%
Becton Dickinson and Co. 2.894% 6/06/22	860,000	862,798

	Principal Amount	Value
Universal Hospital Services, Inc. 7.625% 8/15/20	$210,000	$212,625
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	570,000	575,689

		1,651,112

Health Care – Services — 0.3%
Anthem, Inc. 2.300% 7/15/18	560,000	562,423
Centene Corp. 4.750% 1/15/25	260,000	269,750
CHS/Community Health Systems, Inc. 6.250% 3/31/23	210,000	206,325
MPH Acquisition Holdings LLC (b) 7.125% 6/01/24	290,000	311,750
Tenet Healthcare Corp. 8.125% 4/01/22	210,000	213,675

		1,563,923

Holding Companies-Diversified — 0.2%
CK Hutchison International 17 Ltd. (b) 2.250% 9/29/20	200,000	199,279
CK Hutchison International 17 Ltd. (c) 2.875% 4/05/22	200,000	201,162
CK Hutchison International Ltd. (b) 3.500% 4/05/27	200,000	202,407
Hutchison Whampoa Ltd. (c) 3.250% 11/08/22	300,000	306,840

		909,688

Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. (b) 9.000% 8/15/23	320,000	312,000

Insurance — 0.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b) 8.250% 8/01/23	270,000	285,468
AssuredPartners, Inc. (b) 7.000% 8/15/25	305,000	312,244
Athene Global Funding (b) 3.000% 7/01/22	580,000	577,659
Brighthouse Financial, Inc. (b) 3.700% 6/22/27	575,000	564,578
Liberty Mutual Group, Inc. (b) 6.500% 5/01/42	730,000	951,692
New York Life Global Funding (b) 2.300% 6/10/22	210,000	209,208
New York Life Global Funding (b) 2.900% 1/17/24	355,000	359,455
Nuveen Finance LLC (b) 2.950% 11/01/19	540,000	548,984

		3,809,288

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.4%
Amazon.com, Inc. (b) 4.050% 8/22/47	$585,000	$596,186
eBay, Inc. 2.750% 1/30/23	575,000	573,189
Expedia, Inc. (b) 3.800% 2/15/28	595,000	589,746

		1,759,121

Investment Companies — 0.2%
Temasek Financial I Ltd. (c) 2.375% 1/23/23	750,000	749,074

Iron & Steel — 0.1%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b) 6.375% 5/01/22	200,000	207,500
Vale Overseas Ltd. 5.875% 6/10/21	380,000	417,810

		625,310

Leisure Time — 0.1%
Constellation Merger Sub, Inc. (b) 8.500% 9/15/25	110,000	108,075
Viking Cruises Ltd. (b) 5.875% 9/15/27	300,000	301,035

		409,110

Lodging — 0.3%
Crc Escrow Issuer LLC Co. (b) (e) 5.250% 10/15/25	320,000	323,600
Gohl Capital Ltd. (c) 4.250% 1/24/27	600,000	618,619
Hilton Domestic Operating Co., Inc. 4.250% 9/01/24	215,000	219,300

		1,161,519

Machinery – Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC (b) 9.250% 3/15/24	205,000	220,631

Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp. (b) 5.000% 2/01/28	185,000	184,362
Cengage Learning, Inc. (b) 9.500% 6/15/24	265,000	230,550
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	520,000	555,888
Comcast Corp. 4.400% 8/15/35	525,000	569,199

	Principal Amount	Value
Globo Comunicacao e Participacoes SA (b) 5.125% 3/31/27	$200,000	$201,750

		1,741,749

Oil & Gas — 2.4%
Bharat Petroleum Corp. Ltd. (c) 4.625% 10/25/22	200,000	214,020
BPRL International Singapore Pte Ltd. (c) 4.375% 1/18/27	500,000	519,756
Canadian Natural Resources Ltd. 2.950% 1/15/23	860,000	854,969
CNOOC Finance Ltd. (c) 4.250% 1/26/21	200,000	210,352
CNOOC Finance USA LLC 3.500% 5/05/25	600,000	609,158
CNPC HK Overseas Capital Ltd. (c) 4.500% 4/28/21	700,000	743,906
EQT Corp. 3.900% 10/01/27	575,000	575,101
Indian Oil Corp. Ltd. (c) 5.750% 8/01/23	600,000	677,638
MEG Energy Corp. (b) 7.000% 3/31/24	135,000	115,763
Noble Holding International Ltd. 7.750% 1/15/24	25,000	22,188
ONGC Videsh Vankorneft Pte Ltd. (c) 3.750% 7/27/26	850,000	848,307
Petrobras Global Finance BV 7.250% 3/17/44	650,000	676,812
Petrobras Global Finance BV 7.375% 1/17/27	200,000	220,200
Petroleos Mexicanos 6.750% 9/21/47	290,000	308,531
Petronas Capital Ltd. (c) 3.500% 3/18/25	800,000	824,422
Phillips 66 5.875% 5/01/42	235,000	289,069
Reliance Holding USA, Inc. (c) 5.400% 2/14/22	600,000	659,279
Sanchez Energy Corp. 6.125% 1/15/23	385,000	329,175
Seven Generations Energy Ltd. (b) 5.375% 9/30/25	170,000	171,275
Shell International Finance BV 1.375% 5/10/19	560,000	557,997
Sinopec Group Overseas Development Ltd. (c) 2.750% 9/29/26	900,000	858,008
SM Energy Co. 5.000% 1/15/24	235,000	221,487

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valero Energy Corp 6.625% 6/15/37	$235,000	$296,507

		10,803,920

Oil & Gas Services — 0.1%
FTS International, Inc. 6.250% 5/01/22	167,000	152,805
Schlumberger Holdings Corp. (b) 2.350% 12/21/18	270,000	271,548

		424,353

Packaging & Containers — 0.1%
Flex Acquisition Co., Inc. (b) 6.875% 1/15/25	205,000	212,816
Multi-Color Corp. (b) (e) 4.875% 11/01/25	15,000	15,164

		227,980

Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	550,000	599,574
Allergan Funding SCS 2.350% 3/12/18	551,000	552,605
AstraZeneca PLC 2.375% 11/16/20	275,000	276,434
AstraZeneca PLC 2.375% 6/12/22	290,000	287,533
Cardinal Health, Inc. 4.368% 6/15/47	560,000	573,400
Express Scripts Holding Co. 3.400% 3/01/27	440,000	433,768
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	576,391
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	260,000	252,546
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	475,000	453,051

		4,005,302

Pipelines — 0.8%
Cheniere Energy Partners LP (b) 5.250% 10/01/25	310,000	316,975
Enable Midstream Partners LP 4.400% 3/15/27	565,000	574,668
Energy Transfer LP 4.200% 4/15/27	145,000	146,813
Energy Transfer LP 4.750% 1/15/26	470,000	494,757
Fermaca Enterprises S de RL de CV (b) 6.375% 3/30/38	235,504	258,465
Kinder Morgan Energy Partners LP 6.950% 1/15/38	470,000	570,081

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	$750,000	$744,053
Williams Partners LP 3.750% 6/15/27	290,000	289,580

		3,395,392

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	205,000	213,713

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 3.550% 7/15/27	575,000	571,309
American Tower Corp. 4.400% 2/15/26	950,000	1,004,668
Boston Properties LP 4.125% 5/15/21	520,000	549,859
Crown Castle International Corp 3.700% 6/15/26	700,000	704,800
Crown Castle International Corp. 3.650% 9/01/27	575,000	574,684
Crown Castle International Corp. 4.000% 3/01/27	225,000	230,077
Digital Realty Trust LP 3.700% 8/15/27	250,000	252,346
ESH Hospitality, Inc. (b) 5.250% 5/01/25	215,000	222,256
MPT Operating Partnership LP / MPT Finance Corp. 5.000% 10/15/27	310,000	317,750
SBA Communications Corp. (b) (e) 4.000% 10/01/22	120,000	120,600

		4,548,349

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (b) (e) 5.000% 10/15/25	75,000	75,930
1011778 BC ULC/New Red Finance, Inc. (b) 4.250% 5/15/24	310,000	311,085
The Home Depot, Inc. 3.000% 4/01/26	565,000	566,971
Lowe’s Cos., Inc. 3.100% 5/03/27	285,000	283,390
PetSmart, Inc. (b) 5.875% 6/01/25	115,000	100,338
PetSmart, Inc. (b) 7.125% 3/15/23	200,000	155,960

		1,493,674

Semiconductors — 0.2%
Applied Materials, Inc. 4.350% 4/01/47	280,000	299,630

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. (b) 3.625% 1/15/24	$275,000	$282,529
Maxim Integrated Products, Inc. 3.450% 6/15/27	285,000	286,718

		868,877

Software — 0.7%
Camelot Finance SA (b) 7.875% 10/15/24	200,000	215,500
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	432,147
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b) 10.000% 11/30/24	195,000	220,350
Informatica LLC (b) 7.125% 7/15/23	215,000	216,075
Microsoft Corp. 4.450% 11/03/45	520,000	585,630
Oracle Corp. 4.125% 5/15/45	445,000	464,306
Solera LLC/ Solera Finance, Inc. (b) 10.500% 3/01/24	85,000	96,768
Sophia LP/Sophia Finance, Inc. (b) 9.000% 9/30/23	210,000	217,613
VMware, Inc. 2.950% 8/21/22	700,000	704,181

		3,152,570

Telecommunications — 1.5%
America Movil SAB de CV 5.000% 3/30/20	100,000	106,964
AT&T, Inc. 3.800% 3/01/24	550,000	565,772
Axiata SPV2 Bhd (c) 3.466% 11/19/20	900,000	922,307
Bharti Airtel International Netherlands BV (c) 5.125% 3/11/23	200,000	210,885
Bharti Airtel Ltd. (c) 4.375% 6/10/25	500,000	506,490
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,037,441
CB Escrow Corp. (b) (e) 8.000% 10/15/25	65,000	65,325
Cincinnati Bell, Inc. (b) 7.000% 7/15/24	205,000	200,900
Digicel Group Ltd. (c) 7.125% 4/01/22	500,000	452,920
Frontier Communications Corp. 8.500% 4/15/20	220,000	213,400

	Principal Amount	Value
GTT Communications, Inc. (b) (e) 7.875% 12/31/24	$165,000	$175,313
Intelsat Jackson Holdings SA 7.250% 10/15/20	230,000	221,375
Ooredoo International Finance Ltd. (c) 3.875% 1/31/28	600,000	603,920
Orange SA 2.750% 2/06/19	564,000	570,828
SingTel Group Treasury Pte Ltd. (c) 4.500% 9/08/21	200,000	214,691
Telesat Canada/Telesat LLC (b) 8.875% 11/15/24	195,000	219,619
Verizon Communications, Inc. 4.400% 11/01/34	565,000	565,361

		6,853,511

Toys, Games & Hobbies — 0.0%
Hasbro, Inc. 3.500% 9/15/27	170,000	168,484

Transportation — 0.9%
Autoridad del Canal de Panama (c) 4.950% 7/29/35	200,000	222,000
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	560,094
CSX Corp. 3.800% 11/01/46	600,000	576,981
Empresa de Transporte de Pasajeros Metro SA (b) 5.000% 1/25/47	750,000	823,868
FedEx Corp. 4.750% 11/15/45	525,000	571,756
Lima Metro Line 2 Finance Ltd. (c) 5.875% 7/05/34	750,000	825,000
Union Pacific Corp. 3.000% 4/15/27	250,000	251,504

		3,831,203

Trucking & Leasing — 0.1%
DAE Funding LLC (b) 5.000% 8/01/24	220,000	225,500
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 4.200% 4/01/27	275,000	288,417

		513,917

Water — 0.1%
American Water Capital Corp. 3.400% 3/01/25	500,000	516,601

TOTAL CORPORATE DEBT (Cost $110,045,341)		111,843,772

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
North Texas Municipal Water District Water System Revenue 5.000% 9/01/35	$220,000	$260,216

TOTAL MUNICIPAL OBLIGATIONS (Cost $250,892)		260,216

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Commercial MBS — 8.2%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, VRN (d) 1.693% 2/15/50	4,591,198	493,635
BX Trust, Series 2017-SLCT, Class D, 1 mo. LIBOR + 2.050%, FRN (b) 3.284% 7/15/34	216,000	216,009
BX Trust, Series 2017-SLCT, Class E, 1 mo. LIBOR + 3.150%, FRN (b) 4.384% 7/15/34	355,000	355,656
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (b) 2.465% 5/15/29	700,000	699,999
CD Mortgage Trust, Series 2017-CD4, Class XA, VRN (d) 1.484% 5/10/50	5,816,694	537,348
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN (d) 1.236% 1/10/48	5,800,152	410,686
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, VRN (b) (d) 3.052% 1/10/48	563,000	418,479
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3 3.839% 12/10/54	545,000	571,082
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN (d) 1.043% 11/10/48	5,320,321	260,685
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XA, VRN (d) 2.167% 7/10/49	3,755,579	476,111
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4 2.902% 7/10/49	547,000	539,498
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	278,381
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D (b) 3.520% 9/10/31	534,000	534,410
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN (d) 3.720% 12/10/49	435,000	456,972

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN (d) 4.199% 6/10/48	$700,000	$653,557
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, VRN (d) 4.651% 11/10/48	413,000	411,832
CLNS Trust, Series 2017-IKPR, Class D, 1 mo. LIBOR, FRN (b) 3.285% 6/11/32	190,000	189,883
CLNS Trust, Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500%, FRN (b) 4.735% 6/11/32	190,000	190,182
CLNS Trust, Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500%, FRN (b) 5.735% 6/11/32	190,000	190,360
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN (d) 1.220% 2/10/49	988,330	64,990
COMM Mortgage Trust, Series 2016-GCT, Class E, VRN (b) (d) 3.577% 8/10/29	210,000	205,430
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (b) (d) 4.261% 3/10/48	650,000	545,603
COMM Mortgage Trust, Series 2012-CR4, Class D, VRN (b) (d) 4.735% 10/15/45	738,000	639,404
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN (d) 4.801% 10/10/48	470,000	486,516
Commercial Mortgage Trust, Series 2016-CR28, Class C, VRN (d) 4.802% 2/10/49	517,000	511,036
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class C, 1 mo. LIBOR + 2.650%, FRN (b) 3.884% 11/15/33	370,000	371,610
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (b) (d) 6.514% 2/15/41	700,000	704,721
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, VRN (d) 1.088% 4/15/50	9,222,685	463,160
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class XA, VRN (d) 1.407% 6/15/50	6,697,703	550,828
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN (d) 4.737% 11/15/48	427,000	431,491
CSMC Trust, Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900%, FRN (b) 3.134% 7/15/32	285,000	285,366

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CSMC Trust, Series 2017-LSTK, Class C (b) 3.229% 4/05/33	$257,000	$259,161
CSMC Trust, Series 2017-LSTK, Class D, VRN (b) (d) 3.442% 4/05/33	306,000	304,075
CSMC Trust, Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300%, FRN (b) 4.534% 7/15/32	285,000	285,361
Great Wolf Trust, Series 2017-WOLF, Class D, FRN (b) (d) 3.340% 9/15/34	286,000	286,269
Great Wolf Trust, Series 2017-WOLF, Class E, FRN (b) (d) 4.340% 9/15/34	443,000	443,560
Great Wolf Trust, Series 2017-WOLF, Class F, FRN (b) (d) 5.310% 9/15/34	236,000	236,372
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN (d) 1.593% 2/10/46	5,442,623	346,368
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN (d) 0.974% 11/10/48	8,154,538	428,082
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN (d) 1.169% 4/10/47	6,941,068	353,053
GS Mortgage Securities Trust, Series 2017-GS7, Class XA, VRN (d) 1.290% 8/10/50	6,717,627	572,833
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (b) (d) 4.660% 11/10/47	1,450,000	1,227,416
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN (d) 1.299% 1/15/49	5,378,271	293,599
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class XA, VRN (d) 2.011% 8/15/49	3,216,047	402,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class C, 1 mo. LIBOR + 1.250%, FRN (b) 2.484% 7/15/34	145,000	144,281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class D, 1 mo. LIBOR + 1.950%, FRN (b) 3.184% 7/15/34	136,000	136,042

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B 3.460% 8/15/49	$174,000	$171,303
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, VRN (d) 3.946% 8/15/49	134,000	131,879
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class E, 1 mo. LIBOR + 2.950%, FRN (b) 4.184% 7/15/34	121,000	121,226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class F, 1 mo. LIBOR + 3.750%, FRN (b) 4.984% 7/15/34	170,000	170,425
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, VRN (d) 5.464% 1/15/49	338,644	338,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN (d) 6.456% 2/12/51	21,572	21,585
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN (d) 0.834% 7/15/48	11,038,396	367,400
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN (d) 1.072% 5/15/48	12,232,811	450,577
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN (d) 1.121% 11/15/47	5,128,289	248,840
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN (d) 1.326% 10/15/48	8,863,480	473,349
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class D, VRN (b) (d) 3.987% 2/15/48	704,000	575,400
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN (d) 4.453% 7/15/48	610,000	611,625
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN (d) 4.772% 12/15/48	527,000	546,921

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN (d) 4.818% 11/15/48	$100,000	$98,861
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN (d) 4.905% 3/15/49	466,000	487,693
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (b) 3.060% 10/15/48	650,000	529,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (b) (d) 3.237% 12/15/47	504,000	372,682
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	177,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4 3.720% 12/15/49	454,000	475,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	617,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN (d) 4.272% 7/15/50	650,000	629,078
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN (d) 4.686% 12/15/47	351,000	334,460
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN (d) 4.911% 5/15/49	475,000	493,756
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN (d) 5.508% 2/12/44	222,833	222,839
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, VRN (d) 1.115% 12/15/48	6,600,165	394,553
Morgan Stanley Capital I Trust, Series 2016-UB11, Class XA, VRN (d) 1.809% 8/15/49	1,592,408	159,654
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (b) 4.234% 8/15/26	478,000	475,159
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 mo. LIBOR + 3.400%, FRN (b) 4.634% 2/15/34	425,000	425,339

	Principal Amount	Value
MSCG Trust, Series 2016-SNR, Class C (b) 5.205% 11/15/34	$539,000	$551,460
PFP Ltd., Series 2017-3, Class A, 1 mo. LIBOR + 1.050%, FRN (b) 2.284% 1/14/35	194,912	195,216
PFP Ltd., Series 2017-3, Class AS, 1 mo. LIBOR + 1.300%, FRN (b) 2.534% 1/14/35	164,000	164,326
PFP Ltd., Series 2017-3, Class B, 1 mo. LIBOR + 1.750%, FRN (b) 2.984% 1/14/35	94,000	94,368
PFP Ltd., Series 2017-3, Class C, 1 mo. LIBOR + 2.500%, FRN (b) 3.734% 1/14/35	99,000	99,500
RAIT Trust, Series 2017-FL7, Class A, 1 mo. LIBOR + .950%, FRN (b) 2.181% 6/15/37	504,965	504,979
RAIT Trust, Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300%, FRN (b) 2.531% 6/15/37	141,000	141,061
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, VRN (d) 2.183% 10/10/48	3,959,531	487,157
Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4, Class A (b) 4.000% 6/25/39	158,323	159,790
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN (d) 5.413% 12/15/43	328,682	334,168
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN (d) 5.632% 10/15/48	549,798	554,173
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN (d) 0.921% 7/15/58	12,792,711	508,151
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN (d) 1.163% 12/15/48	5,478,637	321,428
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN (d) 1.254% 11/15/48	6,699,061	441,033
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class XA, VRN (d) 1.800% 11/15/49	2,395,656	238,829
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	414,147
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (b) 3.938% 8/15/50	560,000	449,472

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN (d) 4.693% 9/15/58	$390,000	$390,115
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN (d) 4.754% 12/15/48	421,000	433,345
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN (d) 4.764% 11/15/48	468,000	484,170
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, VRN (d) 1.288% 8/15/47	12,663,575	677,192

		36,631,709

Home Equity ABS — 0.9%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	5,100,359	3,871,754

Other ABS — 9.9%
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040%, FRN (b) 5.344% 10/15/28	1,000,000	1,021,815
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (b) 4.304% 7/15/28	500,000	503,880
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (b) 5.654% 7/15/28	500,000	510,503
Anchorage Capital CLO Ltd., Series 2014-5A, Class AR, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.454% 10/15/26	1,000,000	1,002,600
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, STEP (b) 5.682% 12/16/41	958,333	965,268
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (b) 4.004% 7/18/27	1,000,000	1,005,562
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (b) 4.407% 10/20/27	1,000,000	1,005,990

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.854% 7/18/27	$1,000,000	$1,005,988
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (b) 4.857% 10/20/27	1,000,000	1,002,036
BlueMountain CLO Ltd., Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150%, FRN (b) 5.457% 1/20/29	1,000,000	1,018,369
Carlyle Global Market Strategies CLO Ltd., Series 2016-2A, Class D2, 3 mo. USD LIBOR + 6.450%, FRN (b) 7.754% 7/15/27	500,000	501,717
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A (b) 4.703% 12/15/40	1,479,808	1,498,837
CLI Funding V LLC, Series 2014-2A, Class A (b) 3.380% 10/18/29	489,363	488,092
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (b) 5.304% 1/15/25	833,000	832,999
Element Rail Leasing II LLC, Series 2016-1A, Class A2 (b) 5.047% 3/19/46	500,000	530,324
Gilbert Park Clo Ltd., Series 2017-1A, Class E, 3 mo. LIBOR + .640%, FRN (e) 1.000% 10/15/30	1,000,000	1,000,000
Gilbert Park Clo Ltd., Series 2017-1A, Class D, 3 mo. LIBOR + 2.950%, FRN (b) (e) 1.000% 10/15/30	500,000	500,000
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	485,167	475,218
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (b) 4.657% 7/20/27	1,000,000	1,003,010
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	244,469	247,591
HERO Funding Trust, Series 2016-4A, Class A2 (b) 4.290% 9/20/47	451,859	468,750
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (b) 4.754% 7/15/27	1,000,000	1,003,575

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440%, FRN (b) 6.757% 1/27/26	$1,000,000	$1,001,038
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (b) 5.257% 10/21/26	1,000,000	1,003,796
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%, FRN 1.387% 8/25/37	2,952,252	2,799,029
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	787,802	797,551
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500%, FRN (b) 4.807% 3/17/30	1,000,000	1,017,852
Octagon Investment Partners Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200%, FRN (b) 7.507% 3/17/30	500,000	496,313
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.000%, FRN (b) 5.304% 7/15/29	1,000,000	1,017,666
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 3 mo. USD LIBOR + 5.250%, FRN (b) 6.563% 11/25/25	1,000,000	994,648
OneMain Financial Issuance Trust, Series 2015-2A, Class A (b) 2.570% 7/18/25	132,604	132,840
OneMain Financial Issuance Trust, Series 2015-1A, Class A (b) 3.190% 3/18/26	3,000,000	3,028,363
Springleaf Funding Trust, Series 2015-AA, Class A (b) 3.160% 11/15/24	3,000,000	3,020,648
TAL Advantage V LLC, Series 2013-1A, Class A (b) 2.830% 2/22/38	270,833	268,993
TAL Advantage V LLC, Series 2014-1A, Class A (b) 3.510% 2/22/39	441,467	441,598
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650%, FRN (b) 4.963% 7/25/30	500,000	505,655
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000%, FRN (b) 5.317% 12/21/29	1,000,000	1,014,103

	Principal Amount	Value
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400%, FRN (b) 4.707% 10/20/26	$1,000,000	$1,006,265
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (b) 4.504% 7/15/28	500,000	504,541
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750%, FRN (b) 5.054% 4/18/29	1,000,000	1,012,160
THL Credit Wind River CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100%, FRN (b) 5.404% 1/15/26	1,000,000	1,017,252
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (b) (d) 2.500% 11/25/60	3,749,240	3,743,330
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (b) 2.709% 8/15/47	490,291	491,500
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, 3 mo. USD LIBOR + 1.600%, FRN (b) 2.904% 7/15/26	1,000,000	1,001,182
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (b) 5.657% 7/20/28	500,000	512,253

		44,420,700

Student Loans ABS — 0.1%
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (b) 3.610% 9/25/40	350,000	342,734

WL Collateral CMO — 8.6%
CIM Trust, Series 2017-6, Class A1 (b) 3.015% 6/25/57	2,960,351	2,937,953
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN (d) 3.351% 4/25/37	3,125,442	2,990,350
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	3,674,032	3,549,729
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,000,793	2,492,714
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	4,787,456	3,496,299

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN (d) 3.408% 2/25/47	$2,349,316	$2,067,694
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,321,506	2,091,281
CSMC Trust, Series 2015-RPL3, Class A1, STEP (b) 3.750% 12/25/56	4,930,782	4,938,415
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170%, FRN 1.407% 12/19/36	1,842,172	1,588,224
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN (d) 3.520% 5/25/37	3,762,389	3,320,768
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN (d) 3.187% 7/25/35	931,884	845,020
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, VRN (d) 3.605% 2/25/36	3,573,138	3,024,284
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (b) (d) 6.500% 10/26/37	1,466,227	1,222,292
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%, FRN 6.000% 4/25/37	668,472	681,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, VRN (d) 3.425% 10/25/37	2,072,597	1,998,280
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,602,203	1,256,711

		38,501,532

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,786,312	2,489,281

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $126,807,549)		126,257,710

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 2.7%
Argentine Republic Government International Bond 6.875% 1/26/27	$250,000	$270,125
Brazil Government International Bond 5.625% 1/07/41	400,000	403,000
Chile Government International Bond 3.125% 3/27/25	600,000	617,700
Chile Government International Bond 3.125% 1/21/26	600,000	616,320
Chile Government International Bond 3.860% 6/21/47	200,000	203,500
Corp Financiera de Desarrollo SA (c) 4.750% 7/15/25	200,000	215,500
Dominican Republic International Bond (b) 5.950% 1/25/27	700,000	752,500
Export-Import Bank of India (c) 3.125% 7/20/21	400,000	404,313
Export-Import Bank of India (c) 4.000% 1/14/23	200,000	209,490
Fondo MIVIVIENDA SA (b) 3.500% 1/31/23	150,000	153,600
Fondo MIVIVIENDA SA (c) 3.500% 1/31/23	200,000	204,800
Indonesia Government International Bond (c) 4.875% 5/05/21	700,000	754,444
Israel Government International Bond 2.875% 3/16/26	600,000	605,539
Israel Government International Bond 4.000% 6/30/22	200,000	214,750
Malaysia Sovereign Sukuk Bhd (c) 3.043% 4/22/25	500,000	502,450
Malaysia Sukuk Global Bhd (c) 3.179% 4/27/26	250,000	252,600
Mexico Government International Bond 4.000% 10/02/23	100,000	105,720
Mexico Government International Bond 4.125% 1/21/26	200,000	210,700
Mexico Government International Bond 4.150% 3/28/27	2,048,000	2,152,551
Panama Government International Bond 3.875% 3/17/28	1,000,000	1,047,500
Panama Government International Bond 4.000% 9/22/24	200,000	213,500
Perusahaan Penerbit SBSN Indonesia III (b) 4.150% 3/29/27	400,000	413,000
Perusahaan Penerbit SBSN Indonesia III (c) 4.150% 3/29/27	200,000	206,500

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Philippine Government International Bond 3.700% 2/02/42	$600,000	$598,136
Philippine Government International Bond 4.200% 1/21/24	900,000	988,115

		12,316,353

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,032,619)		12,316,353

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.6%
Collateralized Mortgage Obligations — 5.8%
Federal Home Loan Mortgage Corp. Series 4481, Class B 3.000% 12/15/42	7,662,741	7,750,000
Series 4483, Class CA 3.000% 6/15/44	7,155,709	7,232,887
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1 VRN 1.442% 3/25/23 (d)	6,711,359	386,712
Series K053, Class A2 2.995% 12/25/25	463,000	472,811
Series K050, Class A2 VRN 3.334% 8/25/25 (d)	350,000	366,282
Federal National Mortgage Association Series 2016-M3, Class A2 2.702% 2/25/26	465,000	461,250
Series 2015-9, Class HA 3.000% 1/25/45	1,142,173	1,164,746
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	3,107,603	3,086,501
Series 2015-92, Class CZ 3.500% 6/20/45	4,944,666	4,927,910

		25,849,099

Pass-Through Securities — 5.8%
Federal Home Loan Mortgage Corp. Pool #G08658 3.000% 8/01/45	4,116,379	4,135,996
Pool #G08632 3.500% 3/01/45	3,331,545	3,441,902
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	4,619,626	4,657,160
Pool #MA2248 3.000% 4/01/45	2,848,287	2,836,716

	Principal Amount	Value
Pool #AS7661 3.000% 8/01/46	$1,809,595	$1,802,243
Pool #MA2711 3.000% 8/01/46	6,381,224	6,355,300
Pool #AX2501 4.000% 10/01/44	2,606,924	2,744,908

		25,974,225

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $51,471,963)		51,823,324

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bonds & Notes — 25.2%
U.S. Treasury Bond 2.750% 11/15/42	10,295,000	10,165,508
U.S. Treasury Bond 2.875% 8/15/45	6,390,000	6,421,451
U.S. Treasury Inflation Index 0.125% 4/15/22	2,254,762	2,254,609
U.S. Treasury Note 0.750% 10/31/18	18,990,000	18,862,782
U.S. Treasury Note 1.000% 5/15/18	1,210,000	1,208,228
U.S. Treasury Note 1.500% 2/28/23	735,000	716,252
U.S. Treasury Note 1.625% 5/15/26	575,000	545,396
U.S. Treasury Note 1.750% 12/31/20	860,000	861,613
U.S. Treasury Note 1.750% 3/31/22	14,790,000	14,705,651
U.S. Treasury Note 1.875% 8/31/24	24,000,000	23,566,925
U.S. Treasury Note 2.000% 8/31/21	13,450,000	13,555,078
U.S. Treasury Note 2.250% 3/31/21	12,800,000	13,028,000
U.S. Treasury Note 2.375% 5/15/27	6,950,000	6,979,321

		112,870,814

TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,424,696)		112,870,814

TOTAL BONDS & NOTES (Cost $414,033,060)		415,372,189

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
DoubleLine Floating Rate Fund	1,202,268	$11,914,475

TOTAL MUTUAL FUNDS (Cost $12,154,937)		11,914,475

TOTAL LONG-TERM INVESTMENTS (Cost $426,230,107)		427,317,057

	Principal Amount
SHORT-TERM INVESTMENTS — 4.9%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (f)	$9,022,784	9,022,784

U.S. Treasury Bill — 2.9%
U.S. Treasury Bill 0.976% 12/07/17	7,410,000	7,396,619
U.S. Treasury Bill 1.118% 3/08/18	5,850,000	5,820,884

		13,217,503

TOTAL SHORT-TERM INVESTMENTS (Cost $22,240,652)		22,240,287

TOTAL INVESTMENTS — 100.3% (Cost $448,470,759) (g)		449,557,344

Other Assets/(Liabilities) — (0.3)%		(1,435,713)

NET ASSETS — 100.0%		$448,121,631

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $90,983,220 or 20.30% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, these securities amounted to a value of $24,754,828 or 5.52% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Maturity value of $9,022,822. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $9,207,593.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 1.7%
Chemicals — 1.7%
DowDuPont, Inc.	80,928	$5,602,645
Eastman Chemical Co.	92,020	8,326,890

		13,929,535

Communications — 5.2%
Internet — 0.9%
Alphabet, Inc. Class A (a)	4,440	4,323,317
Symantec Corp.	95,921	3,147,168

		7,470,485

Media — 2.3%
Comcast Corp. Class A	318,200	12,244,336
DISH Network Corp. Class A (a)	58,040	3,147,509
The Walt Disney Co.	36,010	3,549,506

		18,941,351

Telecommunications — 2.0%
AT&T, Inc.	162,320	6,358,074
Cisco Systems, Inc.	172,064	5,786,512
Verizon Communications, Inc.	99,626	4,930,491

		17,075,077

		43,486,913

Consumer, Cyclical — 7.3%
Airlines — 0.3%
Southwest Airlines Co.	44,660	2,500,067

Apparel — 0.7%
Hanesbrands, Inc. (b)	240,910	5,936,022

Auto Manufacturers — 0.3%
PACCAR, Inc.	36,280	2,624,495

Home Furnishing — 0.5%
Whirlpool Corp.	21,180	3,906,439

Housewares — 0.4%
Newell Brands, Inc.	82,579	3,523,646

Leisure Time — 0.8%
Carnival Corp.	57,700	3,725,689
Harley-Davidson, Inc. (b)	55,603	2,680,621

		6,406,310

Lodging — 0.5%
Wyndham Worldwide Corp.	42,750	4,506,278

Retail — 3.8%
Advance Auto Parts, Inc.	31,471	3,121,923
Coach, Inc.	88,020	3,545,446
CVS Health Corp.	35,125	2,856,365
Liberty Interactive Corp. QVC Group Class A (a)	175,425	4,134,767
Target Corp.	90,860	5,361,649

	Number of Shares	Value
Wal-Mart Stores, Inc.	99,090	$7,742,892
Walgreens Boots Alliance, Inc.	72,590	5,605,400

		32,368,442

		61,771,699

Consumer, Non-cyclical — 18.2%
Agriculture — 1.3%
Philip Morris International, Inc.	97,952	10,873,651

Beverages — 1.6%
The Coca-Cola Co.	104,400	4,699,044
Coca-Cola European Partners PLC	113,490	4,723,454
PepsiCo, Inc.	41,948	4,674,265

		14,096,763

Biotechnology — 1.3%
Amgen, Inc.	28,770	5,364,167
Gilead Sciences, Inc.	71,320	5,778,346

		11,142,513

Commercial Services — 0.4%
Nielsen Holdings PLC	79,241	3,284,539

Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	65,880	5,993,762

Foods — 0.6%
Mondelez International, Inc. Class A	127,501	5,184,191

Health Care – Products — 3.3%
Abbott Laboratories	118,019	6,297,494
Danaher Corp.	60,398	5,180,940
Medtronic PLC	79,748	6,202,002
Thermo Fisher Scientific, Inc.	22,660	4,287,272
Zimmer Biomet Holdings, Inc.	48,240	5,648,422

		27,616,130

Health Care – Services — 3.6%
Aetna, Inc.	24,417	3,882,547
Humana, Inc.	13,619	3,317,997
Laboratory Corp. of America Holdings (a)	32,118	4,848,855
UnitedHealth Group, Inc.	92,747	18,164,500

		30,213,899

Pharmaceuticals — 5.4%
Allergan PLC	21,252	4,355,598
Bristol-Myers Squibb Co.	146,113	9,313,243
Eli Lilly & Co.	35,439	3,031,452
GlaxoSmithKline PLC Sponsored ADR (b)	147,150	5,974,290
Merck & Co., Inc.	66,140	4,234,944
Pfizer, Inc.	520,529	18,582,885

		45,492,412

		153,897,860

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 9.5%
Oil & Gas — 6.7%
Anadarko Petroleum Corp.	98,778	$4,825,305
Chevron Corp.	187,939	22,082,833
ConocoPhillips	50,421	2,523,571
Hess Corp.	54,619	2,561,085
Marathon Petroleum Corp.	82,444	4,623,460
Phillips 66	33,199	3,041,360
Royal Dutch Shell PLC A Shares Sponsored ADR	61,235	3,709,616
Suncor Energy, Inc.	368,780	12,918,363

		56,285,593

Oil & Gas Services — 2.3%
Baker Hughes a GE Co.	91,587	3,353,916
Halliburton Co.	192,471	8,859,440
Schlumberger Ltd.	40,490	2,824,583
Weatherford International PLC (a) (b)	970,350	4,444,203

		19,482,142

Pipelines — 0.5%
Enbridge, Inc.	106,917	4,473,407

		80,241,142

Financial — 30.6%
Banks — 16.2%
Bank of America Corp.	1,347,748	34,151,934
The Bank of New York Mellon Corp.	47,050	2,494,591
Citigroup, Inc.	288,766	21,004,839
Fifth Third Bancorp	145,359	4,067,145
JP Morgan Chase & Co.	358,593	34,249,218
KeyCorp	351,440	6,614,101
Morgan Stanley	109,300	5,264,981
The PNC Financial Services Group, Inc.	51,107	6,887,690
State Street Corp.	48,987	4,680,218
Wells Fargo & Co.	165,160	9,108,574
Zions Bancorp	164,530	7,762,525

		136,285,816

Diversified Financial Services — 4.9%
Alliance Data Systems Corp.	20,636	4,571,906
American Express Co.	43,462	3,931,572
Ameriprise Financial, Inc.	68,580	10,184,816
BlackRock, Inc.	11,740	5,248,837
Discover Financial Services	62,688	4,042,122
FNF Group	100,667	4,777,656
Nasdaq, Inc.	110,150	8,544,335

		41,301,244

Insurance — 5.9%
American International Group, Inc.	256,745	15,761,576
Aon PLC	41,910	6,123,051

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	68,870	$3,817,464
MetLife, Inc.	247,774	12,871,859
The Travelers Cos., Inc.	40,982	5,021,115
XL Group Ltd.	156,800	6,185,760

		49,780,825

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	96,553	3,657,428

Real Estate Investment Trusts (REITS) — 3.2%
Crown Castle International Corp.	56,620	5,660,868
Digital Realty Trust, Inc.	27,990	3,312,057
HCP, Inc.	88,790	2,471,026
Invitation Homes, Inc.	100,160	2,268,624
Outfront Media, Inc.	78,781	1,983,705
Prologis, Inc.	102,220	6,486,881
Weyerhaeuser Co.	131,416	4,472,086

		26,655,247

		257,680,560

Industrial — 12.9%
Aerospace & Defense — 3.3%
Harris Corp.	45,685	6,015,801
Lockheed Martin Corp.	31,261	9,699,975
Northrop Grumman Corp.	18,286	5,261,248
United Technologies Corp.	58,661	6,809,369

		27,786,393

Building Materials — 1.1%
Johnson Controls International PLC	153,110	6,168,802
Vulcan Materials Co.	27,536	3,293,306

		9,462,108

Electronics — 1.4%
Honeywell International, Inc.	39,541	5,604,541
TE Connectivity Ltd.	76,010	6,313,391

		11,917,932

Environmental Controls — 0.6%
Waste Management, Inc.	68,720	5,378,714

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	43,780	5,459,804

Machinery – Diversified — 0.3%
Zebra Technologies Corp. Class A (a)	26,110	2,835,024

Manufacturing — 0.7%
Siemens AG Sponsored ADR	78,000	5,518,500

Miscellaneous – Manufacturing — 1.8%
Eaton Corp. PLC	48,488	3,723,393
Parker-Hannifin Corp.	39,903	6,983,823
Pentair PLC	67,804	4,607,960

		15,315,176

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 1.1%
Sealed Air Corp.	113,553	$4,850,984
WestRock Co.	84,160	4,774,397

		9,625,381

Transportation — 1.9%
FedEx Corp.	12,760	2,878,401
Kansas City Southern	29,550	3,211,494
Norfolk Southern Corp.	40,131	5,306,924
XPO Logistics, Inc. (a)	64,380	4,363,676

		15,760,495

		109,059,527

Technology — 7.7%
Computers — 1.7%
Apple, Inc.	26,493	4,083,101
Check Point Software Technologies Ltd. (a)	20,190	2,302,064
Diebold Nixdorf, Inc. (b)	120,214	2,746,890
HP, Inc.	249,890	4,987,804

		14,119,859

Semiconductors — 2.2%
Broadcom Ltd.	19,252	4,669,380
Marvell Technology Group Ltd.	276,950	4,957,405
QUALCOMM, Inc.	77,024	3,992,924
Texas Instruments, Inc.	52,480	4,704,308

		18,324,017

Software — 3.8%
First Data Corp. Class A (a)	291,790	5,263,892
Microsoft Corp.	173,891	12,953,141
Oracle Corp.	147,490	7,131,141
Synopsys, Inc. (a)	87,750	7,066,507

		32,414,681

		64,858,557

Utilities — 4.3%
Electric — 4.3%
Edison International	177,030	13,661,405
Entergy Corp.	80,330	6,133,999
Exelon Corp.	101,004	3,804,821
NextEra Energy, Inc.	52,683	7,720,693
PG&E Corp.	74,631	5,081,625

		36,402,543

TOTAL COMMON STOCK (Cost $603,371,609)		821,328,336

TOTAL EQUITIES (Cost $603,371,609)		821,328,336

	Number of Shares	Value
MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)	21,621,833	$21,621,833

TOTAL MUTUAL FUNDS (Cost $21,621,833)		21,621,833

TOTAL LONG-TERM INVESTMENTS (Cost $624,993,442)		842,950,169

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (d)	$22,251,197	22,251,197

TOTAL SHORT-TERM INVESTMENTS (Cost $22,251,197)		22,251,197

TOTAL INVESTMENTS — 102.6% (Cost $647,244,639) (e)		865,201,366

Other Assets/(Liabilities) — (2.6)%		(21,878,841)

NET ASSETS — 100.0%		$843,322,525

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $21,065,818 or 2.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $22,251,289. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 3.125%, maturity dates ranging from 5/15/21 – 1/31/22, and an aggregate market value, including accrued interest, of $22,702,694.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 8.2%
Chemicals — 3.4%
Celanese Corp. Series A	2,400	$250,248
Eastman Chemical Co.	300	27,147
Huntsman Corp.	25,200	690,984
Praxair, Inc.	200	27,948

		996,327

Iron & Steel — 2.9%
ArcelorMittal (a)	15,633	402,706
Nucor Corp.	4,800	268,992
Reliance Steel & Aluminum Co.	2,100	159,957

		831,655

Mining — 1.9%
BHP Billiton Ltd. Sponsored ADR	5,000	202,650
Kaiser Aluminum Corp.	1,600	165,024
Teck Resources Ltd. Class B	8,200	172,938

		540,612

		2,368,594

Communications — 9.9%
Internet — 7.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,500	259,065
Alphabet, Inc. Class A (a)	280	272,642
Alphabet, Inc. Class C (a)	50	47,955
Amazon.com, Inc. (a)	790	759,466
Facebook, Inc. Class A (a)	3,110	531,406
VeriSign, Inc. (a)	1,900	202,141

		2,072,675

Media — 0.9%
News Corp. Class A	2,400	31,824
Scripps Networks Interactive, Inc. Class A	2,600	223,314

		255,138

Telecommunications — 1.8%
AT&T, Inc.	5,000	195,850
Cisco Systems, Inc.	6,000	201,780
Zayo Group Holdings, Inc. (a)	3,900	134,238

		531,868

		2,859,681

Consumer, Cyclical — 9.8%
Airlines — 0.6%
Delta Air Lines, Inc.	3,700	178,414

Auto Manufacturers — 1.0%
General Motors Co.	6,800	274,584

	Number of Shares	Value
Auto Parts & Equipment — 1.4%
The Goodyear Tire & Rubber Co.	4,800	$159,600
Lear Corp.	1,490	257,889

		417,489

Distribution & Wholesale — 0.6%
Anixter International, Inc. (a)	1,900	161,500

Home Builders — 0.8%
Thor Industries, Inc.	1,900	239,229

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR	3,600	134,424

Housewares — 0.5%
The Toro Co.	2,400	148,944

Lodging — 0.4%
MGM Resorts International	3,600	117,324

Retail — 3.0%
Darden Restaurants, Inc.	1,600	126,048
Domino’s Pizza, Inc.	880	174,724
The Home Depot, Inc.	2,000	327,120
Office Depot, Inc.	19,900	90,346
Target Corp.	2,500	147,525

		865,763

Textiles — 1.0%
Mohawk Industries, Inc. (a)	1,190	294,537

		2,832,208

Consumer, Non-cyclical — 14.6%
Biotechnology — 2.2%
Amgen, Inc.	1,040	193,908
Biogen, Inc. (a)	680	212,922
Celgene Corp. (a)	1,540	224,563

		631,393

Commercial Services — 5.7%
AerCap Holdings NV (a)	2,000	102,220
ManpowerGroup, Inc.	2,300	270,986
Quanta Services, Inc. (a)	5,400	201,798
United Rentals, Inc. (a)	3,000	416,220
Vantiv, Inc. Class A (a)	7,100	500,337
The Western Union Co.	8,500	163,200

		1,654,761

Health Care – Products — 1.0%
Baxter International, Inc.	4,700	294,925

Health Care – Services — 2.3%
Aetna, Inc.	1,730	275,087
MEDNAX, Inc. (a)	8,900	383,768

		658,855

Pharmaceuticals — 3.4%
AbbVie, Inc.	1,600	142,176
Express Scripts Holding Co. (a)	4,400	278,608

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	300	$39,003
McKesson Corp.	1,110	170,507
Merck & Co., Inc.	4,900	313,747
Pfizer, Inc.	800	28,560

		972,601

		4,212,535

Energy — 6.2%
Oil & Gas — 6.2%
Andeavor	2,900	299,135
Apache Corp.	400	18,320
Chevron Corp.	7,820	918,850
Exxon Mobil Corp.	3,900	319,722
Marathon Petroleum Corp.	2,600	145,808
Rowan Cos. PLC Class A (a)	7,000	89,950

		1,791,785

Financial — 19.2%
Banks — 16.0%
Ameris Bancorp	8,100	388,800
Bank of America Corp.	7,000	177,380
Bank of Montreal	1,900	143,849
Citigroup, Inc.	17,400	1,265,676
Comerica, Inc.	4,800	366,048
The Goldman Sachs Group, Inc.	1,200	284,628
JP Morgan Chase & Co.	7,200	687,672
The PNC Financial Services Group, Inc.	6,500	876,005
S&T Bancorp, Inc.	3,400	134,572
State Street Corp.	3,100	296,174
Wells Fargo & Co.	500	27,575

		4,648,379

Diversified Financial Services — 0.6%
Legg Mason, Inc.	2,900	113,999
Visa, Inc. Class A	600	63,144

		177,143

Insurance — 1.0%
Aflac, Inc.	1,800	146,502
Berkshire Hathaway, Inc. Class B (a)	300	54,996
Torchmark Corp.	700	56,063
The Travelers Cos., Inc.	200	24,504

		282,065

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	16,101

Savings & Loans — 1.5%
BofI Holding, Inc. (a)	5,200	148,044
Brookline Bancorp, Inc.	19,000	294,500

		442,544

		5,566,232

	Number of Shares	Value
Industrial — 17.2%
Aerospace & Defense — 3.4%
Lockheed Martin Corp.	2,560	$794,342
Spirit AeroSystems Holdings, Inc. Class A	2,500	194,300

		988,642

Building Materials — 0.7%
Owens Corning	2,500	193,375

Electronics — 3.1%
Corning, Inc.	13,600	406,912
TE Connectivity Ltd.	5,900	490,054

		896,966

Engineering & Construction — 2.1%
AECOM (a)	11,600	426,996
Fluor Corp.	4,600	193,660

		620,656

Hand & Machine Tools — 1.4%
Regal Beloit Corp.	5,100	402,900

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	2,800	156,856

Machinery – Diversified — 2.2%
Deere & Co.	5,000	627,950

Metal Fabricate & Hardware — 0.4%
Worthington Industries, Inc.	2,700	124,200

Miscellaneous – Manufacturing — 0.7%
3M Co.	400	83,960
A.O. Smith Corp.	1,800	106,974

		190,934

Packaging & Containers — 1.8%
Graphic Packaging Holding Co.	8,400	117,180
Packaging Corp. of America	3,400	389,912

		507,092

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	1,000	226,440

Transportation — 0.1%
Union Pacific Corp.	200	23,194

		4,959,205

Technology — 14.4%
Computers — 3.4%
Apple, Inc.	1,210	186,485
Check Point Software Technologies Ltd. (a)	1,400	159,628
Leidos Holdings, Inc.	2,100	124,362
NCR Corp. (a)	1,600	60,032
NetApp, Inc.	10,300	450,728

		981,235

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 6.5%
Applied Materials, Inc.	13,600	$708,424
ASML Holding NV	810	138,672
Broadcom Ltd.	500	121,270
Lam Research Corp.	2,900	536,616
Micron Technology, Inc. (a)	2,900	114,057
NXP Semiconductor NV (a)	590	66,723
Skyworks Solutions, Inc.	2,000	203,800

		1,889,562

Software — 4.5%
Activision Blizzard, Inc.	5,300	341,903
Cadence Design Systems, Inc. (a)	11,300	446,011
Electronic Arts, Inc. (a)	800	94,448
Fidelity National Information Services, Inc.	1,000	93,390
Intuit, Inc.	1,360	193,311
Microsoft Corp.	900	67,041
Nuance Communications, Inc. (a)	4,500	70,740

		1,306,844

		4,177,641

TOTAL COMMON STOCK (Cost $22,553,779)		28,767,881

TOTAL EQUITIES (Cost $22,553,779)		28,767,881

TOTAL LONG-TERM INVESTMENTS (Cost $22,553,779)		28,767,881

	Principal Amount

SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$176,371	176,371

TOTAL SHORT-TERM INVESTMENTS (Cost $176,371)		176,371

TOTAL INVESTMENTS — 100.1% (Cost $22,730,150) (c)		28,944,252

Other Assets/(Liabilities) — (0.1)%		(20,192)

NET ASSETS — 100.0%		$28,924,060

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $176,371. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $183,337.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%

PREFERRED STOCK — 0.6%
Consumer, Non-cyclical — 0.6%
Agriculture — 0.6%
Pinnacle Agriculture Holdings LLC (a)	1,120,359	$784,252

TOTAL PREFERRED STOCK (Cost $733,962)		784,252

TOTAL EQUITIES (Cost $733,962)		784,252

	Principal Amount
BONDS & NOTES — 96.0%

BANK LOANS — 5.6%
Building Materials — 0.5%
Beacon Roofing Supply, Inc., 2017 Bridge Term Loan VRN (b) (c) (d) 4.750% 8/24/18	$745,192	745,192

Coal — 0.5%
Murray Energy Corp., Term Loan B2 3 mo. LIBOR + 7.250% VRN 8.583% 4/16/20	746,026	682,308

Foods — 0.2%
Del Monte Foods, Inc., 1st Lien Term Loan 3 mo. LIBOR + 3.250% VRN 5.540% 2/18/21	338,516	289,553

Oil & Gas — 3.3%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.500% VRN 8.821% 4/15/20	3,139,220	2,750,741
Fieldwood Energy LLC, New 1st Lien Term Loan 3 mo. LIBOR + 7.000% VRN 8.333% 8/31/20	674,554	590,235
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 3 mo. LIBOR + 7.125% 8.458% 9/30/20	387,384	265,358
Fieldwood Energy LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.125% VRN 8.458% 9/30/20	863,087	340,056
Gulf Finance LLC, Term Loan B 3 mo. LIBOR + 5.250% VRN 6.590% 8/25/23	522,050	490,404

		4,436,794

	Principal Amount	Value
Software — 1.1%
Almonde, Inc., USD 2nd Lien Term Loan 3 mo. LIBOR + 7.250% VRN 8.567% 6/13/25	$1,411,101	$1,433,777

TOTAL BANK LOANS (Cost $8,192,412)		7,587,624

CORPORATE DEBT — 90.4%
Aerospace & Defense — 1.7%
TransDigm, Inc. 6.375% 6/15/26	1,219,000	1,248,719
Triumph Group, Inc. 4.875% 4/01/21	422,000	415,881
Triumph Group, Inc. 5.250% 6/01/22	94,000	91,885
Triumph Group, Inc. (e) 7.750% 8/15/25	471,000	495,728

		2,252,213

Agriculture — 1.2%
Pinnacle Operating Corp. (e) 9.000% 5/15/23	1,667,522	1,575,808

Airlines — 1.1%
American Airlines Group, Inc. (e) 5.500% 10/01/19	1,391,000	1,457,073

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	730,000

Auto Manufacturers — 2.3%
JB Poindexter & Co., Inc. (e) 9.000% 4/01/22	2,990,000	3,124,550

Auto Parts & Equipment — 3.2%
Allison Transmission, Inc. (e) 5.000% 10/01/24	294,000	305,128
Deck Chassis Acquisition, Inc. (e) 10.000% 6/15/23	2,013,000	2,259,592
International Automotive Components Group SA (e) 9.125% 6/01/18	1,809,000	1,809,000

		4,373,720

Chemicals — 3.7%
A Schulman, Inc. STEP 6.875% 6/01/23	1,112,000	1,153,700
The Chemours Co. 5.375% 5/15/27	222,000	230,325
The Chemours Co. 7.000% 5/15/25	409,000	452,968
Consolidated Energy Finance SA (e) 6.750% 10/15/19	761,000	774,317

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consolidated Energy Finance SA (e) 6.875% 6/15/25	$655,000	$686,931
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (e) 8.375% 12/01/22	1,225,000	1,237,250
Platform Specialty Products Corp. (e) 6.500% 2/01/22	423,000	438,334

		4,973,825

Coal — 1.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (e) 7.500% 5/01/25	669,000	694,088
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (e) 7.500% 6/15/25	1,013,000	1,045,922

		1,740,010

Commercial Services — 5.1%
Booz Allen Hamilton, Inc. (e) 5.125% 5/01/25	404,000	408,040
Cardtronics, Inc./Cardtronics USA, Inc. (e) 5.500% 5/01/25	578,000	591,303
CSVC Acquisition Corp. (e) 7.750% 6/15/25	1,131,000	1,108,380
The Hertz Corp. (e) 7.625% 6/01/22	1,500,000	1,546,875
Prime Security Services Borrower LLC / Prime Finance, Inc. (e) 9.250% 5/15/23	1,121,000	1,237,091
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	1,385,000	1,329,600
United Rentals North America, Inc. 4.625% 10/15/25	249,000	252,112
United Rentals North America, Inc. 4.875% 1/15/28	365,000	366,825

		6,840,226

Computers — 0.2%
Western Digital Corp. 10.500% 4/01/24	268,000	314,900

Distribution & Wholesale — 1.6%
Avantor, Inc. (e) (f) 6.000% 10/01/24	652,000	668,300
Avantor, Inc. (e) (f) 9.000% 10/01/25	1,397,000	1,429,313

		2,097,613

	Principal Amount	Value
Diversified Financial Services — 4.6%
Aircastle Ltd. 4.125% 5/01/24	$857,000	$886,995
Aircastle Ltd. 5.000% 4/01/23	113,000	120,910
Aircastle Ltd. 5.500% 2/15/22	113,000	123,453
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,586,577
LPL Holdings, Inc. (e) 5.750% 9/15/25	1,364,000	1,414,059
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (e) 6.750% 6/01/25	704,000	711,040
VFH Parent LLC/Orchestra Co-Issuer, Inc. (e) 6.750% 6/15/22	1,269,000	1,321,346

		6,164,380

Electric — 0.8%
NextEra Energy Operating Partners LP (e) 4.250% 9/15/24	198,000	202,208
NextEra Energy Operating Partners LP (e) 4.500% 9/15/27	175,000	178,281
NRG Energy, Inc. 6.625% 1/15/27	702,000	735,345

		1,115,834

Engineering & Construction — 0.8%
Zachry Holdings, Inc. (e) 7.500% 2/01/20	1,090,000	1,122,700

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. (e) 6.125% 5/15/27	513,000	506,588
WMG Acquisition Corp. (e) 5.000% 8/01/23	262,000	270,515
WMG Acquisition Corp. (e) 6.750% 4/15/22	700,000	735,875

		1,512,978

Environmental Controls — 0.0%
CD&R Waterworks Merger Sub LLC (e) 6.125% 8/15/25	29,000	29,761

Foods — 3.1%
C&S Group Enterprises LLC (e) 5.375% 7/15/22	743,000	735,570
JBS USA LUX SA/JBS USA Finance, Inc. (e) 5.875% 7/15/24	646,000	647,615
JBS USA LUX SA/JBS USA Finance, Inc. (e) 8.250% 2/01/20	962,000	971,620

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeHE Distributors LLC/KeHE Finance Corp. (e) 7.625% 8/15/21	$650,000	$653,250
Pilgrim’s Pride Corp. (e) 5.875% 9/30/27	420,000	428,925
Post Holdings, Inc. (e) 5.500% 3/01/25	309,000	320,587
Post Holdings, Inc. (e) 5.750% 3/01/27	382,000	393,460

		4,151,027

Forest Products & Paper — 0.9%
Appvion, Inc. (e) 9.000% 6/01/20	2,157,000	1,164,780

Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV (e) 6.875% 5/15/23	1,111,000	1,166,550

Hand & Machine Tools — 0.4%
Apex Tool Group LLC (e) 7.000% 2/01/21	561,000	518,925

Health Care – Products — 3.0%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,509,131
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,356,875
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (e) 6.625% 5/15/22	1,147,000	1,124,060

		3,990,066

Health Care – Services — 3.6%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	567,000	557,078
CHS/Community Health Systems, Inc. 6.875% 2/01/22	777,000	609,945
HCA, Inc. 5.875% 2/15/26	1,138,000	1,221,927
RegionalCare Hospital Partners Holdings, Inc. (e) 8.250% 5/01/23	176,000	185,020
Tenet Healthcare Corp. (e) 4.625% 7/15/24	1,500,000	1,486,440
Tenet Healthcare Corp. 8.125% 4/01/22	340,000	345,950
West Street Merger Sub, Inc. (e) 6.375% 9/01/25	489,000	486,555

		4,892,915

Home Builders — 1.2%
Brookfield Residential Properties, Inc. (e) 6.375% 5/15/25	491,000	516,778
Lennar Corp. 4.750% 5/30/25	1,101,000	1,150,545

		1,667,323

	Principal Amount	Value
Insurance — 1.8%
AssuredPartners, Inc. (e) 7.000% 8/15/25	$514,000	$526,207
USIS Merger Sub, Inc. (e) 6.875% 5/01/25	677,000	689,694
York Risk Services Holding Corp. (e) 8.500% 10/01/22	1,212,000	1,193,820

		2,409,721

Internet — 1.0%
TIBCO Software, Inc. (e) 11.375% 12/01/21	1,177,000	1,288,815

Iron & Steel — 2.0%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,215,840
ArcelorMittal STEP 7.250% 3/01/41	767,000	907,936
Big River Steel LLC/BRS Finance Corp. (e) 7.250% 9/01/25	565,000	599,465

		2,723,241

Leisure Time — 3.1%
Brunswick Corp. 7.375% 9/01/23	285,000	331,573
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,614,846
Carlson Travel, Inc. (e) 6.750% 12/15/23	396,000	393,030
Carlson Travel, Inc. (e) 9.500% 12/15/24	862,000	818,900

		4,158,349

Lodging — 0.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (e) 5.250% 5/15/27	492,000	501,220

Media — 6.0%
Altice Financing SA (e) 6.625% 2/15/23	600,000	636,000
Altice Finco SA (e) 8.125% 1/15/24	615,000	664,200
Altice Luxembourg SA (e) 7.625% 2/15/25	1,000,000	1,078,750
CCO Holdings LLC/CCO Holdings Capital Corp. (e) 5.875% 4/01/24	1,500,000	1,591,875
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	1,608,000	1,587,900
DISH DBS Corp. 7.750% 7/01/26	987,000	1,133,244
Midcontinent Communications/Midcontinent Finance Corp. (e) 6.875% 8/15/23	864,000	930,960

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SFR Group SA (e) 6.250% 5/15/24	$260,000	$274,560
Sirius XM Radio, Inc. (e) 5.375% 7/15/26	167,000	165,956

		8,063,445

Mining — 3.2%
First Quantum Minerals Ltd. (e) 7.250% 4/01/23	659,000	678,770
First Quantum Minerals Ltd. (e) 7.500% 4/01/25	652,000	666,670
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,318,726
Kinross Gold Corp. (e) 4.500% 7/15/27	640,000	645,600
Kinross Gold Corp. 5.950% 3/15/24	441,000	489,951
Kinross Gold Corp. 6.875% 9/01/41	476,000	528,360

		4,328,077

Miscellaneous – Manufacturing — 1.0%
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,326,606

Oil & Gas — 8.5%
Chesapeake Energy Corp. (e) 8.000% 1/15/25	898,000	906,980
Chesapeake Energy Corp. (e) 8.000% 6/15/27	300,000	297,000
Citgo Holding, Inc. (e) 10.750% 2/15/20	1,677,000	1,806,967
EP Energy LLC/Everest Acquisition Finance, Inc. (e) 8.000% 2/15/25	1,081,000	841,829
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	356,000	296,370
Jupiter Resources, Inc. (e) 8.500% 10/01/22	2,310,000	1,657,425
Kosmos Energy Ltd. (e) 7.875% 8/01/21	1,823,000	1,886,805
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	47,000	48,351
PBF Holding Co. LLC/PBF Finance Corp. (e) 7.250% 6/15/25	925,000	945,813
Rowan Cos., Inc. 7.375% 6/15/25	244,000	238,510
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	1,200,000	1,257,420
Transocean, Inc. 6.800% 3/15/38	198,000	161,370

	Principal Amount	Value
Transocean, Inc. STEP 9.350% 12/15/41	$150,000	$144,000
Tullow Oil PLC (e) 6.250% 4/15/22	1,045,000	1,016,262

		11,505,102

Oil & Gas Services — 1.5%
Jonah Energy LLC/Jonah Energy Finance Corp. (e) 7.250% 10/15/25	985,000	993,619
Welltec A/S (e) 8.000% 2/01/19	1,095,000	1,095,000

		2,088,619

Packaging & Containers — 1.9%
Coveris Holdings SA (e) 7.875% 11/01/19	2,641,000	2,601,385

Pharmaceuticals — 2.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. STEP (e) 6.000% 2/01/25	681,000	551,610
Valeant Pharmaceuticals International, Inc. (e) 5.500% 3/01/23	452,000	396,630
Valeant Pharmaceuticals International, Inc. (e) 5.875% 5/15/23	193,000	170,564
Valeant Pharmaceuticals International, Inc. (e) 6.125% 4/15/25	1,643,000	1,439,679
Valeant Pharmaceuticals International, Inc. (e) 6.500% 3/15/22	171,000	180,832
Valeant Pharmaceuticals International, Inc. (e) 7.000% 3/15/24	290,000	309,601

		3,048,916

Pipelines — 1.1%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,162,218
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	276,075

		1,438,293

Real Estate Investment Trusts (REITS) — 1.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.000% 10/15/27	656,000	672,400
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	816,615

		1,489,015

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 2.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	$500,000	$485,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	704,900
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	449,000	426,550
Penske Automotive Group, Inc. 5.500% 5/15/26	1,000,000	1,033,750

		2,650,200

Software — 0.5%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (e) 6.000% 7/15/25	462,000	483,368
RP Crown Parent LLC (e) 7.375% 10/15/24	191,000	195,536

		678,904

Telecommunications — 7.3%
Digicel Group Ltd. (e) 8.250% 9/30/20	300,000	293,064
Digicel Ltd. (e) 6.000% 4/15/21	1,025,000	1,000,544
GCI, Inc. 6.875% 4/15/25	1,550,000	1,666,250
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	837,200
Hughes Satellite Systems Corp. 6.625% 8/01/26	272,000	291,040
Sprint Corp. 7.250% 9/15/21	745,000	827,881
Sprint Corp. 7.875% 9/15/23	1,578,000	1,830,480
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	480,746
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	749,446
Telecom Italia SpA (e) 5.303% 5/30/24	512,000	556,800
West Corp. (e) 5.375% 7/15/22	1,270,000	1,282,700

		9,816,151

Transportation — 3.4%
The Kenan Advantage Group, Inc. (e) 7.875% 7/31/23	3,200,000	3,288,000
Watco Cos. LLC/Watco Finance Corp. (e) 6.375% 4/01/23	1,263,000	1,310,362

		4,598,362

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $119,480,700)		$121,691,598

TOTAL BONDS & NOTES (Cost $127,673,112)		129,279,222

TOTAL LONG-TERM INVESTMENTS (Cost $128,407,074)		130,063,474

SHORT-TERM INVESTMENTS — 3.0%
Time Deposit — 3.0%
Euro Time Deposit 0.120% 10/02/17	$4,032,459	4,032,459

TOTAL SHORT-TERM INVESTMENTS (Cost $4,032,459)		4,032,459

TOTAL INVESTMENTS — 99.6% (Cost $132,439,533) (g)		134,095,933

Other Assets/(Liabilities) — 0.4%		568,357

NET ASSETS — 100.0%		$134,664,290

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $745,192 or 0.55% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(e)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $79,038,398 or 58.69% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 124.8%

CORPORATE DEBT — 2.6%
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.364% 1/15/19	$1,720,000	$1,751,536

Banks — 0.7%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 2.120% 12/15/17	1,750,000	1,752,254
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.881% 2/09/18	1,130,000	1,131,465

		2,883,719

Computers — 0.7%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	1,100,000	1,121,843
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.231% 10/05/18	1,700,000	1,726,247

		2,848,090

Diversified Financial Services — 0.4%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,718,128

Pharmaceuticals — 0.4%
Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.390% 3/12/18	1,750,000	1,755,796

TOTAL CORPORATE DEBT (Cost $6,016,938)		10,957,269

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.214% 4/26/27	171,076	170,932

TOTAL MUNICIPAL OBLIGATIONS (Cost $171,075)		170,932

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Auto Floor Plan ABS — 0.5%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.804% 1/15/21	1,200,000	1,202,581

	Principal Amount	Value
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.584% 9/27/21	$780,000	$785,367

		1,987,948

Automobile ABS — 7.9%
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	85,322	85,318
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	23,364	23,367
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	950,000	949,159
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A1 1.400% 8/20/18	3,524,527	3,524,640
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	600,138
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	9,973	9,972
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	151,441	151,302
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	41,147	41,124
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.234% 6/15/28	1,659,342	1,668,944
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	129,149	129,148
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	7,016	7,016
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	63,297	63,290
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	158,979	158,758
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	204,554	204,539
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	58,190	58,196

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	$172,490	$172,468
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	150,062	150,250
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	630,415
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	93,013	93,064
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	2,000,000	2,010,784
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	306,724	307,276
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	650,000	653,987
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	72,062	72,073
DT Auto Owner Trust, Series 2017-3A, Class B (a) 2.400% 5/17/21	810,000	809,001
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	939,644	940,597
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	611,591	611,358
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	7,561	7,561
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	79,712	79,717
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	420,000	418,698
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	700,000	700,871
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	41,273	41,274
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	313,766	313,953
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	6,572	6,571

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	$428,672	$428,099
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	122,608	122,355
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	388,983	389,385
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	656,352	656,827
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	680,000	672,585
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	437,598	440,225
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,320,000	1,325,031
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	155,422	155,313
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.335% 4/10/30	1,282,874	1,286,291
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.927% 4/15/21	960,000	978,676
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	745,052
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.934% 7/15/20	254,746	255,378
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	500,000	502,038
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	420,000	422,794
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A1 (a) 1.450% 10/10/18	1,640,000	1,637,770
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	700,000	700,576
Santander Drive Auto Receivables Trust, Series 2017-3, Class A1 1.400% 10/15/18	3,250,000	3,250,165

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	$1,552,885	$1,556,048
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	177,041	177,303
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,200,000	1,205,648
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	118,583	118,557
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	296,992	296,945
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.284% 1/15/19	253,952	253,983

		33,271,873

Commercial MBS — 0.2%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.959% 7/10/38	415,042	419,858
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN (b) 6.138% 4/17/45	7,606	7,605
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN (b) 5.508% 2/12/44	222,833	222,839

		650,302

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.972% 8/25/35	142,570	143,113

Other ABS — 10.3%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 3/15/41	721,276	703,556
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 6/15/41	1,936,280	1,888,356
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 12/15/41	430,000	419,655

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 3/15/42	$778,215	$744,336
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.427% 9/15/41	194,276	183,661
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.977% 12/15/42	820,259	799,034
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	248,244	248,004
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	375,833	375,275
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	916,337	920,204
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	501,879	499,683
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.912% 5/25/35	305,295	305,796
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	213,819	214,747
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.697% 9/25/34	83,564	83,255
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	955,500	953,768
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	401,575	399,708
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	638,570	636,293
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	100,438	100,113
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	185,950	185,674

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$233,333	$231,933
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.154% 7/15/23	361,494	364,972
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	267,031	262,943
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	426,888	437,270
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	259,983	258,802
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	14,955	14,945
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	164,888	162,803
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.454% 7/15/25	1,500,000	1,503,327
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.507% 10/20/29	870,000	869,993
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.062% 6/25/35	199,082	197,914
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	770,000	774,533
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	983,050	984,008
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,195,376	1,200,384
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	466,248	467,813
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	637,652	639,671
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.182% 4/25/35	167,142	168,095
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	218,046	217,227

	Principal Amount	Value
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	$20,340	$20,332
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	379,160	380,337
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	152,248	152,162
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	250,000	248,500
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	3,800,000	3,771,790
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	1,444,674	1,435,098
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.557% 1/21/30	780,000	779,993
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	95	95
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	508,694	507,166
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	155,036	154,564
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	504,853
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.834% 10/15/19	1,100,000	1,101,409
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 1.487% 2/25/37	120,990	120,691
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	298,732	298,121
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) (b) 2.280% 11/20/25	263,845	263,619
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	322,150	320,685
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	68,964	69,098

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	$91,481	$91,405
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	131,142	129,061
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	572,047	577,732
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,839,050	2,863,244
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	864,154	872,949
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,277,466	1,297,415
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	1,150,753	1,164,363
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,173,299	1,181,296
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,830,000	1,835,103
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	634,698	627,569
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	841,500	857,015
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	189,326	188,980
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.934% 12/15/20	1,330,000	1,336,834
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	313,786	314,560
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	232,908	230,800
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	281,156	281,708
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	779,242	775,918

	Principal Amount	Value
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	$519,228	$519,955

		43,692,171

Student Loans ABS — 9.9%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.037% 12/26/44	2,391,216	2,380,971
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.495% 11/22/24	180,845	180,845
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.574% 4/25/29	28,748	28,734
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.240% 7/01/38	147,573	138,025
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 1.448% 6/25/26	450,000	435,103
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.366% 3/15/26	559,610	555,826
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.794% 1/15/37	626,220	571,083
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.087% 5/25/41	860,638	866,125
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	122,855	122,214
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	221,420	219,027
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	718,204	716,899
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.937% 1/25/40	927,537	945,768
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.137% 10/25/44	1,760,369	1,766,530

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.237% 4/25/40	$274,102	$273,371
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.087% 10/27/36	1,039,442	1,039,441
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.287% 2/26/35	759,267	761,916
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.437% 12/27/66	1,984,379	1,986,128
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.587% 7/26/66	1,248,300	1,249,085
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.037% 10/25/56	613,497	613,875
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.737% 12/25/58	1,000,000	937,878
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 2.017% 8/25/48	462,429	458,429
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.987% 12/01/31	468,320	466,540
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.637% 5/25/29	517,756	503,587
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.640% 9/27/35	827,657	826,497
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.087% 6/25/65	750,000	758,624
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.434% 12/15/28	841,046	851,739

	Principal Amount	Value
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.237% 9/27/66	$1,450,000	$1,449,991
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.487% 6/25/65	2,770,621	2,826,190
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.537% 3/25/66	2,200,000	2,269,056
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.987% 12/26/40	949,978	951,837
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.434% 4/25/31	650,000	649,445
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	469,544	402,518
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.034% 4/25/46	107,032	108,187
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.734% 6/25/41	375,000	339,622
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.474% 7/15/36	1,067,148	1,067,146
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.734% 1/15/43	440,000	456,253
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	240,000	240,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 0.500% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.424% 1/26/43	600,000	572,164
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.454% 10/25/28	700,000	696,538

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.524% 10/25/40	$489,390	$453,880
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.534% 1/25/41	505,232	460,030
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.600% 9/15/22	105,516	105,574
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.614% 7/25/25	400,000	397,904
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.624% 1/25/55	505,329	457,011
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.784% 10/25/64	383,648	335,165
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 1.864% 10/25/64	1,850,000	1,810,714
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.970% 12/15/38	563,426	534,104
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.514% 7/27/26	230,642	231,758
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.500% 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 4.724% 9/15/28	750,000	750,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.934% 5/15/23	454,117	454,440
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.334% 9/15/34	380,000	386,605
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	814,205	811,087

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	$956,064	$955,573
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.432% 3/25/33	256,545	260,156
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.987% 8/25/36	796,309	816,017

		42,153,225

WL Collateral CMO — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.937% 3/25/45	208,200	206,215

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $121,324,187)		122,104,847

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.998% 3/01/37 1 year CMT + 2.245%, FRN	643,563	678,998
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	172,341	177,083

		856,081

Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, 2.137% 10/25/27 Class M1 1 mo. USD LIBOR + .900%, FRN	130,606	130,769
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, 2.537% 4/25/29 Class 1M1 1 mo. USD LIBOR + 1.300%, FRN	852,238	859,441
Series 2016-C05, 2.587% 1/25/29 Class 2M1 1 mo. USD LIBOR + 1.350%, FRN	578,159	581,167

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-C04, 2.687% 1/25/29 Class 1M1 1 mo. USD LIBOR + 1.450%, FRN	$750,404	$756,534

		2,327,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,150,189)		3,183,992

U.S. TREASURY OBLIGATIONS — 92.7%
U.S. Treasury Bonds & Notes — 92.7%
U.S. Treasury Inflation Index (c) 0.125% 4/15/20	21,011,334	21,114,400
U.S. Treasury Inflation Index (c) 0.125% 4/15/21	17,837,665	17,893,408
U.S. Treasury Inflation Index (c) 0.125% 1/15/22	16,072,130	16,122,471
U.S. Treasury Inflation Index (c) 0.125% 4/15/22	10,669,854	10,669,132
U.S. Treasury Inflation Index (c) 0.125% 7/15/22	17,048,128	17,129,885
U.S. Treasury Inflation Index (c) 0.125% 1/15/23	16,746,085	16,703,863
U.S. Treasury Inflation Index (c) 0.125% 7/15/24	15,794,287	15,635,307
U.S. Treasury Inflation Index (c) 0.125% 7/15/26	13,889,136	13,505,903
U.S. Treasury Inflation Index (c) 0.250% 1/15/25	15,792,449	15,635,791
U.S. Treasury Inflation Index (c) 0.375% 7/15/23	16,662,254	16,879,927
U.S. Treasury Inflation Index (c) 0.375% 7/15/25	15,845,345	15,847,287
U.S. Treasury Inflation Index (c) 0.375% 1/15/27	13,731,570	13,566,029
U.S. Treasury Inflation Index (c) 0.375% 7/15/27	8,205,986	8,127,359
U.S. Treasury Inflation Index (c) 0.625% 7/15/21	14,852,965	15,266,145
U.S. Treasury Inflation Index (c) 0.625% 1/15/24	16,099,053	16,439,123
U.S. Treasury Inflation Index (c) 0.625% 1/15/26	14,526,384	14,722,812
U.S. Treasury Inflation Index (c) 0.625% 2/15/43	5,749,650	5,372,699
U.S. Treasury Inflation Index (c) 0.750% 2/15/42	7,588,937	7,331,631
U.S. Treasury Inflation Index (c) 0.750% 2/15/45	8,929,820	8,516,609
U.S. Treasury Inflation Index 0.875% 2/15/47	4,766,270	4,696,998
U.S. Treasury Inflation Index (c) 1.000% 2/15/46	6,322,817	6,414,435

	Principal Amount	Value
U.S. Treasury Inflation Index (c) (d) 1.125% 1/15/21	$14,793,973	$15,382,549
U.S. Treasury Inflation Index (c) 1.250% 7/15/20	11,786,040	12,282,313
U.S. Treasury Inflation Index 1.375% 1/15/20	1,924,451	1,993,411
U.S. Treasury Inflation Index (c) 1.375% 2/15/44	7,877,775	8,691,482
U.S. Treasury Inflation Index (c) 1.750% 1/15/28	6,426,750	7,194,533
U.S. Treasury Inflation Index 1.875% 7/15/19	2,866,225	2,985,881
U.S. Treasury Inflation Index (c) 2.000% 1/15/26	8,263,646	9,293,522
U.S. Treasury Inflation Index (c) 2.125% 2/15/40	3,737,547	4,703,137
U.S. Treasury Inflation Index (c) 2.125% 2/15/41	4,482,538	5,671,388
U.S. Treasury Inflation Index (c) 2.375% 1/15/25	11,045,273	12,618,389
U.S. Treasury Inflation Index (c) 2.375% 1/15/27	6,312,176	7,379,166
U.S. Treasury Inflation Index (c) 2.500% 1/15/29	6,635,848	8,010,510
U.S. Treasury Inflation Index (c) 3.375% 4/15/32	2,758,280	3,802,226
U.S. Treasury Inflation Index (c) 3.625% 4/15/28	4,540,560	5,943,090
U.S. Treasury Inflation Index (c) 3.875% 4/15/29	6,671,123	9,074,317

		392,617,128

TOTAL U.S. TREASURY OBLIGATIONS (Cost $393,006,753)		392,617,128

TOTAL BONDS & NOTES (Cost $523,669,142)		529,034,168

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $721,477)		701,131

TOTAL LONG-TERM INVESTMENTS (Cost $524,390,619)		529,735,299

SHORT-TERM INVESTMENTS — 55.5%
Commercial Paper — 55.3%
Agrium, Inc. 1.576% 11/13/17	6,000,000	5,989,501
Amphenol Corp. (a) 1.527% 11/20/17	6,000,000	5,987,745

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc. (a) 1.538% 10/05/17	$5,500,000	$5,498,809
Avangrid, Inc. (a) 1.507% 11/01/17	3,000,000	2,996,172
Bell Canada (a) 1.527% 12/18/17	6,000,000	5,980,040
CRH America Finance, Inc. (a) 1.577% 10/04/17	6,000,000	5,998,871
Deutsche Telekom AG (a) 1.615% 1/26/18	6,000,000	5,967,116
Dollar General Corp. (a) 1.471% 10/05/17	6,000,000	5,998,501
Dominion Resources, Inc. (a) 1.614% 10/10/17	6,000,000	5,997,488
Ei Dupont (a) 1.526% 10/02/17	6,000,000	5,999,325
Enbridge (US), Inc. (a) 1.619% 12/07/17	6,000,000	5,983,279
Entergy Corp. (a) 1.680% 11/08/17	6,000,000	5,988,953
Equifax, Inc. (a) 1.571% 1/22/18	6,000,000	5,969,621
FMC Technologies, Inc. (a) 1.525% 10/18/17	6,000,000	5,995,620
Ford Motor Credit Co. (a) 1.579% 10/10/17	6,000,000	5,997,314
Glencore Funding LLC (a) 1.578% 10/06/17	6,000,000	5,998,262
Hewlett Packard Enterprise Co. (a) 1.462% 10/26/17	5,700,000	5,695,135
HP, Inc. (a) 1.452% 10/23/17	6,000,000	5,995,456
Hyundai Capital America (a) 1.421% 10/17/17	6,000,000	5,995,854
Interpublic Group Cos. (a) 1.567% 12/07/17	6,000,000	5,983,245
Leggett & Platt (a) 1.504% 10/02/17	6,000,000	5,999,325
Marriott International, Inc. (a) 1.493% 10/30/17	6,000,000	5,992,813
Mondelez International, Inc. (a) 1.516% 11/10/17	6,000,000	5,990,214
Moodys Corp. (a) 1.578% 11/01/17	6,000,000	5,992,344
National Grid USA (a) 1.527% 10/10/17	5,400,000	5,397,740
NextEra Energy Capital Holdings, Inc. (a) 1.527% 11/27/17	6,000,000	5,985,958
Omnicom Capital, Inc. (a) 1.473% 11/22/17	6,000,000	5,987,238

	Principal Amount	Value
Rogers Communications (a) 1.494% 10/25/17	$5,000,000	$4,994,991
Schlumberger Holdings Corp. (a) 1.496% 10/26/17	5,000,000	4,994,570
Schlumberger Holdings Corp. (a) 1.505% 10/03/17	2,350,000	2,349,628
Sempra Energy Holdings (a) 1.463% 10/23/17	6,000,000	5,994,456
Southern Power Co. (a) 1.472% 10/04/17	4,800,000	4,799,097
Spectra Energy Partners (a) 1.471% 10/11/17	6,000,000	5,997,256
TELUS Corp. (a) 1.682% 1/22/18	6,000,000	5,969,621
Thomson Reuters Corp. (a) 1.494% 11/20/17	6,000,000	5,987,303
Transcanada Pipelines Ltd. (a) 1.598% 11/08/17	6,000,000	5,990,687
Vodafone Group PLC (a) 1.535% 10/03/17	6,500,000	6,499,024
Volvo Group Treasury National (a) 1.494% 10/17/17	6,000,000	5,995,854
Whirlpool Corp. (a) 1.496% 12/27/17	6,000,000	5,977,646
WPP CP Finance PLC (a) 1.736% 12/11/17	6,000,000	5,982,176
Xcel Energy, Inc. (a) 1.633% 10/30/17	5,500,000	5,493,412

		234,387,660

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (e)	821,405	821,405

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	1,882	1,882

TOTAL SHORT-TERM INVESTMENTS (Cost $235,205,070)		235,210,947

TOTAL INVESTMENTS — 180.5% (Cost $759,595,689) (f)		764,946,246

Other Assets/(Liabilities) — (80.5)%		(341,213,013)

NET ASSETS — 100.0%		$423,733,233

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $326,169,913 or 76.98% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(c)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(e)	Maturity value of $821,409. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $838,541.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Options contracts at September 30, 2017:

Purchased Options

OTC Counterparty	Units		Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	3,570,000	USD	3,570,000	7/12/27	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$227,576	$241,459	$13,883

Put
Barclays Bank PLC	7,670,000	USD	7,670,000	7/12/27	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$493,901	$459,672	$(34,229)

							$721,477	$701,131	$(20,346)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contract — Long
U.S. Treasury Ultra Long Bond	12/19/17	2	$340,506	$(10,256)

Futures Contracts — Short
U.S. Treasury Long Bond	12/19/17	8	$(1,232,164)	$9,664
U.S. Treasury Note 10 Year	12/19/17	2	(251,400)	775

				$10,439

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at September 30, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	670,000	6/20/22	Quarterly	(1.000%	)	CDX.NA.IG.28	$(3,981)	$(10,212)	$(14,193)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,600,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	$(243,594)	$986	$(242,608)
Goldman Sachs International	USD	330,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(23,598)	(26,440)	(50,038)
Goldman Sachs International	USD	890,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(57,877)	(77,074)	(134,951)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(105,474)	849	(104,625)

								$(430,543)	$(101,679)	$(532,222)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund		Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	8,500,000	10/13/17	Maturity	1.125%		USA-CPI-U	$40,947	$-	$40,947
Bank of America N.A.	USD	11,000,000	11/06/17	Maturity	1.275%		USA-CPI-U	58,339	-	58,339
Goldman Sachs International	USD	8,300,000	1/13/18	Maturity	1.295%		USA-CPI-U	68,496	-	68,496
JP Morgan Chase Bank N.A.	USD	8,500,000	2/17/18	Maturity	1.033%		USA-CPI-U	133,046	-	133,046
Bank of America N.A.	USD	8,600,000	2/16/19	Maturity	2.195%		USA-CPI-U	(65,926)	-	(65,926)

								$234,902	$-	$234,902

The Fund had the following open Reverse Repurchase agreements at September 30, 2017:

Description	Value	Value Including Accrued Interest
Agreement with Banque Paribas Securities Corp., dated 9/06/17, 1.330%, to be repurchased on demand until 11/03/17 at value plus accrued interest.	$67,963,500	$68,023,761
Agreement with Daiwa Bank Securities Inc., dated 9/06/17, 1.310%, to be repurchased on demand until 11/06/17 at value plus accrued interest.	57,632,500	57,682,832
Agreement with Goldman Sachs & Co., dated 8/03/17, 1.320%, to be repurchased on demand until 11/03/17 at value plus accrued interest.	70,815,014	70,965,614
Agreement with HSBC Securities (USA) Inc., dated 9/01/17, 1.320%, to be repurchased on demand until 12/05/17 at value plus accrued interest.	99,256,150	99,361,082
Agreement with Morgan Stanley & Co. LLC, dated 7/07/17, 1.350%, to be repurchased on demand until 10/04/17 at value plus accrued interest.	40,386,814	40,515,547

	$336,053,978	$336,548,836

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Credit Suisse Securities (USA) and Goldman Sachs International amounted to $11,328 and $260,928 in securities, respectively, at September 30, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	95,000	$2,550,750

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,550,750

TOTAL EQUITIES (Cost $2,375,000)		2,550,750

	Principal Amount
BONDS & NOTES — 98.7%

CORPORATE DEBT — 35.2%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,343,488

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	449,882

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.000% 9/25/22	1,015,000	1,016,163
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	1,011,772
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	982,969
Reynolds American, Inc. 5.850% 8/15/45	760,000	929,937

		3,940,841

Airlines — 0.8%
American Airlines Group, Inc. (a) 5.500% 10/01/19	5,926,000	6,207,485
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	214,256	220,577
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	544,722	562,425
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,817,692	1,908,576
WestJet Airlines Ltd. (a) 3.500% 6/16/21	735,000	747,790

		9,646,853

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	530,000	553,004

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.681% 1/09/20	$1,340,000	$1,350,836
Ford Motor Credit Co. LLC 4.375% 8/06/23	340,000	358,815
General Motors Co. 4.200% 10/01/27	1,315,000	1,334,165
General Motors Co. 5.150% 4/01/38	800,000	820,232
General Motors Financial Co., Inc. 3.150% 6/30/22	2,420,000	2,439,297
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,940,680
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,046,594
Hyundai Capital America (a) 2.875% 8/09/18	800,000	804,160

		10,647,783

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	535,000	569,995

Banks — 4.2%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,842,146
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,072,716
Banco Santander SA 4.250% 4/11/27	1,800,000	1,868,162
Bancolombia SA 5.950% 6/03/21	1,280,000	1,414,656
Bank of America Corp. 4.183% 11/25/27	3,015,000	3,124,976
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,625,000	1,717,619
Bank of America Corp. 4.750% 4/21/45	1,540,000	1,695,040
Bank of America Corp. 5.875% 2/07/42	470,000	602,455
Bank of America Corp. 7.750% 5/14/38	400,000	587,667
The Bank of Nova Scotia 4.500% 12/16/25	1,295,000	1,364,707
Barclays PLC 4.337% 1/10/28	1,720,000	1,775,891
Credit Suisse Group AG (a) 4.282% 1/09/28	1,325,000	1,380,142
Credit Suisse Group Funding Guernsey Ltd. 3.800% 9/15/22	390,000	404,802
First Horizon National Corp. 3.500% 12/15/20	3,580,000	3,685,949

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Republic Bank 4.375% 8/01/46	$4,360,000	$4,333,141
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,581,602
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,064,762
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,410,000	1,644,306
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	420,708
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	455,156
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,262,298
JP Morgan Chase & Co. 3.625% 12/01/27	2,460,000	2,467,095
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,394,656
SVB Financial Group 3.500% 1/29/25	2,960,000	2,965,068
SVB Financial Group 5.375% 9/15/20	475,000	515,739
Synchrony Bank 3.000% 6/15/22	1,705,000	1,700,784
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	3,010,000	3,077,725
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	1,330,000	1,395,178
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,646,089

		51,461,235

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,825,000	4,320,596
Molson Coors Brewing Co. 4.200% 7/15/46	620,000	621,653

		4,942,249

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	475,000	543,244
Baxalta, Inc. 5.250% 6/23/45	885,000	1,019,950

		1,563,194

Building Materials — 0.7%
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	2,881,000	3,025,050
Standard Industries, Inc. (a) 5.000% 2/15/27	3,037,000	3,166,072
Standard Industries, Inc. (a) 5.375% 11/15/24	1,636,000	1,738,741

	Principal Amount	Value
Standard Industries, Inc. (a) 5.500% 2/15/23	$1,238,000	$1,310,733

		9,240,596

Chemicals — 0.7%
Ashland, Inc. 6.875% 5/15/43	302,000	335,220
CF Industries, Inc. 3.450% 6/01/23	1,950,000	1,925,625
CF Industries, Inc. 6.875% 5/01/18	2,890,000	2,969,475
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	686,015
Monsanto Co. 4.400% 7/15/44	650,000	666,021
RPM International, Inc. 3.750% 3/15/27	725,000	734,847
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	734,612
The Sherwin-Williams Co. (a) 7.250% 6/15/19	315,000	342,285

		8,394,100

Commercial Services — 0.3%
The ADT Corp. 6.250% 10/15/21	2,875,000	3,194,484
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	398,221
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	155,904

		3,748,609

Computers — 1.3%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	2,975,000	3,034,076
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	2,435,000	2,556,543
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	487,000	540,838
DXC Technology Co. 2.875% 3/27/20	610,000	618,134
DXC Technology Co. 4.250% 4/15/24	920,000	967,950
DXC Technology Co. 4.750% 4/15/27	1,845,000	1,973,448
Electronic Data Systems LLC 7.450% 10/15/29	300,000	365,645
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,956,748

		16,013,382

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	4,035,000	4,269,163

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Affiliated Managers Group, Inc. 3.500% 8/01/25	$2,080,000	$2,097,353
Air Lease Corp. 3.000% 9/15/23	2,980,000	2,972,775
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,087,265
Ally Financial, Inc. 4.750% 9/10/18	2,165,000	2,212,846
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	1,996,565
Brookfield Finance LLC 4.000% 4/01/24	3,030,000	3,138,372
Discover Financial Services 4.100% 2/09/27	1,750,000	1,778,166
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,400,000	2,427,741
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,242,870
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,919,417
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,296,915
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,150,000	1,211,134

		31,650,582

Electric — 2.0%
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,189,682
EDP Finance BV (a) 3.625% 7/15/24	2,665,000	2,686,880
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,033,642
Florida Power & Light Co. 4.950% 6/01/35	630,000	732,823
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,160,000	4,201,600
IPALCO Enterprises, Inc. (a) 3.700% 9/01/24	1,060,000	1,062,596
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,250,000	1,323,687
Majapahit Holding BV (a) 7.750% 1/20/20	1,220,000	1,360,422
Nevada Power Co., Series N 6.650% 4/01/36	550,000	744,079
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	732,111
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	692,350
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,929,594
Progress Energy, Inc. 7.000% 10/30/31	485,000	654,242

	Principal Amount	Value
Puget Energy, Inc. 3.650% 5/15/25	$2,345,000	$2,386,217
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,765,173
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	20,291	20,564
Tri-State Pass-Through Trust, Series 2003, Class B (a) 7.144% 7/31/33	480,000	586,837
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	849,351
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	381,136

		24,332,986

Electronics — 0.6%
Arrow Electronics, Inc. 3.250% 9/08/24	965,000	954,145
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,712,748
Arrow Electronics, Inc. 3.875% 1/12/28	985,000	982,897
Avnet, Inc. 3.750% 12/01/21	405,000	413,772
FLIR Systems, Inc. 3.125% 6/15/21	1,235,000	1,251,269
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,288,000	1,321,988
Tech Data Corp. 3.700% 2/15/22	855,000	862,175
Tyco Electronics Group SA 7.125% 10/01/37	335,000	469,697

		7,968,691

Engineering & Construction — 0.4%
SBA Tower Trust (a) 3.156% 10/10/45	1,200,000	1,208,851
SBA Tower Trust (a) 2.877% 7/10/46	1,200,000	1,215,840
SBA Tower Trust (a) 3.168% 4/09/47	1,930,000	1,928,672

		4,353,363

Foods — 0.4%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,915,000	1,834,363
Tyson Foods, Inc. 4.875% 8/15/34	660,000	729,063
The WhiteWave Foods Co. 5.375% 10/01/22	2,113,000	2,379,383

		4,942,809

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
NiSource Finance Corp. 5.800% 2/01/42	$950,000	$1,135,888
Spire, Inc. 4.700% 8/15/44	1,840,000	1,927,232

		3,063,120

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	803,498

Health Care – Products — 0.5%
Abbott Laboratories 3.750% 11/30/26	810,000	831,142
Abbott Laboratories 4.900% 11/30/46	755,000	843,283
Becton Dickinson & Co. 3.363% 6/06/24	1,625,000	1,640,161
Becton Dickinson & Co. 3.700% 6/06/27	1,705,000	1,723,907
Becton Dickinson & Co. 4.685% 12/15/44	825,000	872,090

		5,910,583

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,660,000	1,734,323
Humana, Inc. 4.800% 3/15/47	830,000	924,262
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	359,086
UnitedHealth Group, Inc. 6.875% 2/15/38	580,000	823,157

		3,840,828

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,500,175
Lennar Corp. 6.950% 6/01/18	45,000	46,350

		3,546,525

Household Products — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	520,000	514,913

Insurance — 3.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,260,000	2,480,350
American International Group, Inc. 4.500% 7/16/44	1,175,000	1,226,273
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	2,996,670
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,157,958

	Principal Amount	Value
Athene Global Funding (a) 3.000% 7/01/22	$2,280,000	$2,270,797
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	591,492
Brown & Brown, Inc. 4.200% 9/15/24	1,781,000	1,879,077
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.554% 3/29/67	374,000	371,943
CNA Financial Corp. 3.450% 8/15/27	1,115,000	1,102,920
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,660,073
CNO Financial Group, Inc. 5.250% 5/30/25	2,321,000	2,477,667
Enstar Group Ltd. 4.500% 3/10/22	920,000	951,770
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,424,540
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	655,709
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,288,745
Trinity Acquisition PLC 3.500% 9/15/21	1,540,000	1,572,466
Trinity Acquisition PLC 4.400% 3/15/26	445,000	471,801
Unum Group 3.000% 5/15/21	985,000	998,176
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,248,872
Willis North America, Inc. 3.600% 5/15/24	1,070,000	1,094,584
Willis North America, Inc. 7.000% 9/29/19	566,000	616,194
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,857,121
XLIT Ltd. 4.450% 3/31/25	1,200,000	1,228,800
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,407,325
XLIT Ltd. 6.375% 11/15/24	2,590,000	3,031,331

		37,062,654

Internet — 0.4%
Amazon.com, Inc. (a) 4.050% 8/22/47	1,840,000	1,875,183
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,672,018

		4,547,201

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.7%
Ares Capital Corp. 3.500% 2/10/23	$3,100,000	$3,065,428
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,332,291
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,498,465

		8,896,184

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,311,138
ArcelorMittal STEP 5.750% 8/05/20	2,034,000	2,211,975
ArcelorMittal STEP 6.750% 2/25/22	1,201,000	1,376,646
Vale Overseas Ltd. 5.875% 6/10/21	2,825,000	3,106,087
Vale Overseas Ltd. 6.875% 11/21/36	630,000	721,350

		9,727,196

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,552,950
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	659,290
CNH Industrial Capital LLC 3.875% 10/15/21	3,280,000	3,370,610

		5,582,850

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,560,000	1,601,461
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	992,000	1,049,562
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,285,000	1,508,176
Comcast Corp. 3.400% 7/15/46	645,000	594,493
Comcast Corp. 6.950% 8/15/37	515,000	718,046
Discovery Communications LLC 2.950% 3/20/23	915,000	917,418
Discovery Communications LLC 5.000% 9/20/37	995,000	1,010,334
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,181,843

	Principal Amount	Value
Time Warner Cable, Inc. 8.250% 4/01/19	$75,000	$81,545
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	353,028
Time Warner, Inc. 6.250% 3/29/41	210,000	251,571

		9,267,477

Mining — 0.5%
Anglo American Capital PLC (a) 3.625% 9/11/24	665,000	663,340
Glencore Funding LLC (a) 4.625% 4/29/24	2,365,000	2,505,126
Kinross Gold Corp. (a) 4.500% 7/15/27	1,020,000	1,028,925
Kinross Gold Corp. 5.125% 9/01/21	2,225,000	2,386,313

		6,583,704

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 4.125% 10/09/42	1,430,000	1,513,590
General Electric Corp. 6.875% 1/10/39	298,000	436,304

		1,949,894

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% 9/15/20	845,000	846,783
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,005,000	2,957,474
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	253,143

		4,057,400

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,436

Oil & Gas — 2.0%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,050,000	1,172,683
Antero Resources Corp. 5.375% 11/01/21	3,050,000	3,130,062
Cenovus Energy, Inc. (a) 4.250% 4/15/27	1,875,000	1,859,029
Concho Resources, Inc. 3.750% 10/01/27	780,000	783,470
Encana Corp. 3.900% 11/15/21	1,350,000	1,391,175
Encana Corp. 6.500% 5/15/19	805,000	856,651
Encana Corp. 6.500% 2/01/38	545,000	645,100
EQT Corp. 2.500% 10/01/20	1,205,000	1,209,485

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQT Corp. 3.900% 10/01/27	$1,610,000	$1,610,284
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	935,000	988,731
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,347,699
Nabors Industries, Inc. 5.500% 1/15/23	1,415,000	1,386,700
Newfield Exploration Co. 5.750% 1/30/22	1,200,000	1,281,000
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,208,781
Petroleos Mexicanos 3.125% 1/23/19	325,000	327,925
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,269,730
Petroleos Mexicanos 6.375% 1/23/45	595,000	605,413
Petroleos Mexicanos (a) 6.500% 3/13/27	585,000	648,315
Petroleos Mexicanos 6.625% 6/15/35	140,000	150,850
Phillips 66 5.875% 5/01/42	535,000	658,094
QEP Resources, Inc. 6.875% 3/01/21	1,750,000	1,841,875

		24,373,052

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 2.600% 12/01/22	1,338,000	1,298,839
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,224,197
Weatherford International Ltd. 6.000% 3/15/18	525,000	530,250

		3,053,286

Packaging & Containers — 0.6%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	3,081,470
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	803,672
Brambles USA, Inc. (a) 5.350% 4/01/20	490,000	522,511
Graphic Packaging International, Inc. 4.750% 4/15/21	590,000	624,102
Graphic Packaging International, Inc. 4.875% 11/15/22	400,000	426,000
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,384,934

		6,842,689

	Principal Amount	Value
Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	$1,860,000	$2,027,650
Allergan Funding SCS 4.750% 3/15/45	1,270,000	1,374,015
Express Scripts Holding Co. 4.500% 2/25/26	1,180,000	1,262,989
Johnson & Johnson 5.850% 7/15/38	175,000	234,108
McKesson Corp. 4.883% 3/15/44	625,000	693,707
McKesson Corp. 6.000% 3/01/41	550,000	687,595
Pfizer, Inc. 7.200% 3/15/39	395,000	582,689
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,078,249
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	625,000	615,966
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,268,000	1,220,835
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	460,000	387,486
Wyeth 6.000% 2/15/36	360,000	468,593

		10,633,882

Pipelines — 2.3%
Energy Transfer LP 4.200% 4/15/27	1,085,000	1,098,562
Energy Transfer LP 6.125% 12/15/45	800,000	878,598
EnLink Midstream Partners LP 4.150% 6/01/25	700,000	705,649
EnLink Midstream Partners LP 4.850% 7/15/26	951,000	995,117
Enterprise Products Operating LLC 5.700% 2/15/42	336,000	400,635
Enterprise Products Operating LLC 5.950% 2/01/41	455,000	545,636
Enterprise Products Operating LLC 6.125% 10/15/39	249,000	301,851
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	433,493
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	169,548
Kinder Morgan Energy Partners LP 6.550% 9/15/40	500,000	571,116
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	212,264

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	$2,700,000	$2,730,013
Magellan Midstream Partners LP 5.150% 10/15/43	1,115,000	1,235,613
MPLX LP 4.125% 3/01/27	685,000	697,451
MPLX LP 4.875% 12/01/24	3,295,000	3,550,568
MPLX LP 4.875% 6/01/25	2,418,000	2,591,394
MPLX LP 5.200% 3/01/47	245,000	256,512
MPLX LP 5.500% 2/15/23	912,000	938,448
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,195,000	1,201,316
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,360,000	1,380,278
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	1,585,000	1,597,776
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,375,000	1,369,836
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	525,000	521,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	1,750,000	1,861,562
Western Gas Partners LP 4.000% 7/01/22	2,044,000	2,111,975

		28,356,936

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp. 4.400% 2/15/26	860,000	909,489
Boston Properties LP 3.700% 11/15/18	475,000	483,032
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	810,786
Crown Castle International Corp. 3.200% 9/01/24	1,605,000	1,597,382
Crown Castle International Corp. 4.000% 3/01/27	790,000	807,825
Federal Realty Investment Trust 5.900% 4/01/20	330,000	359,452
Healthcare Trust of America Holdings LP 2.950% 7/01/22	710,000	714,687
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,237,894

	Principal Amount	Value
Highwoods Realty LP 7.500% 4/15/18	$195,000	$200,781
Host Hotels & Resorts LP 3.750% 10/15/23	215,000	219,854
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,711,904
Kimco Realty Corp. 3.300% 2/01/25	960,000	959,479
Mid-America Apartments LP 3.600% 6/01/27	1,115,000	1,119,643
UDR, Inc. 3.500% 7/01/27	1,435,000	1,429,115
Weingarten Realty Investors 3.250% 8/15/26	535,000	512,334

		13,073,657

Retail — 1.1%
CVS Health Corp. 6.125% 9/15/39	560,000	703,848
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,191,258	1,360,404
CVS Pass-Through Trust (a) 7.507% 1/10/32	1,051,364	1,302,204
Dollar Tree, Inc. 5.750% 3/01/23	2,945,000	3,106,975
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,662,575
The Home Depot, Inc. 5.950% 4/01/41	600,000	790,630
QVC, Inc. 3.125% 4/01/19	960,000	969,782
QVC, Inc. 4.450% 2/15/25	1,380,000	1,399,781
QVC, Inc. 5.125% 7/02/22	545,000	582,670
Tiffany & Co. 4.900% 10/01/44	990,000	973,068

		13,851,937

Semiconductors — 0.1%
QUALCOMM, Inc. 4.300% 5/20/47	1,400,000	1,430,882

Software — 0.3%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,324,502
Oracle Corp. 4.000% 7/15/46	1,820,000	1,883,169

		4,207,671

Telecommunications — 1.7%
AT&T, Inc. 3.400% 8/14/24	2,005,000	2,008,122
AT&T, Inc. 3.800% 3/01/24	1,680,000	1,728,176

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 3.900% 8/14/27	$1,835,000	$1,838,572
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,707,002
AT&T, Inc. 5.250% 3/01/37	1,295,000	1,362,829
CenturyLink, Inc. 6.150% 9/15/19	560,000	588,000
Cisco Systems, Inc. 5.500% 1/15/40	345,000	431,351
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,732,912
Embarq Corp. 7.995% 6/01/36	145,000	147,175
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,196,719
Sprint Communications, Inc. 9.250% 4/15/22	2,550,000	3,149,250
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	600,000	595,270
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	242,771
Verizon Communications, Inc. 4.125% 3/16/27	1,205,000	1,257,313
Verizon Communications, Inc. 4.862% 8/21/46	1,503,000	1,523,538
Verizon Communications, Inc. 5.150% 9/15/23	830,000	930,403
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,109,993

		21,549,396

Transportation — 0.4%
Asciano Finance Ltd. (a) 4.625% 9/23/20	610,000	636,888
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,166,139
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,165,500
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	933,055
Union Pacific Corp. 5.375% 6/01/33	520,000	608,926

		4,510,508

Trucking & Leasing — 0.1%
DAE Funding LLC (a) 4.000% 8/01/20	1,049,000	1,069,980

TOTAL CORPORATE DEBT (Cost $419,349,141)		433,628,977

MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,230,648

	Principal Amount	Value
New York City Water & Sewer System 5.882% 6/15/44	$105,000	$143,815
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,906,376
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN (b) 2.735% 12/01/31	900,000	867,777
State of California BAB 7.550% 4/01/39	120,000	184,032
State of California BAB 7.600% 11/01/40	1,115,000	1,744,696

		9,077,344

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,574,058)		9,077,344

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Automobile ABS — 1.0%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	65,968	65,976
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	158,257	158,169
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	3,461	3,461
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	381,550	381,019
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	911,653	913,292
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	2,990,000	2,970,512
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,235,155
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.934% 7/15/20	723,149	724,943
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,976,296
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	950,000	956,319

		12,385,142

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 1.4%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN (b) 6.509% 2/10/51	$445,719	$447,077
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN (b) 6.552% 2/10/51	1,310,000	1,318,437
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN (b) 5.513% 1/12/45	758,792	757,789
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	104,644	104,617
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN (b) 5.835% 9/11/42	131,343	131,296
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,072,900
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,447,753
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN (b) 4.236% 2/10/47	1,410,000	1,521,654
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (b) 4.396% 5/10/48	1,000,000	958,191
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,034,176
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.959% 7/10/38	1,286,631	1,301,559
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	528,962
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (b) 5.466% 6/12/47	532,150	531,500
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN (b) 6.498% 1/11/43	403,575	404,986

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) (b) 5.200% 6/15/44	$1,325,000	$1,408,827
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.475% 8/15/39	131,822	131,647
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	1,928,265	1,937,707
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 6.200% 6/15/45	461,712	464,627
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.221% 2/15/51	936,261	939,911
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	107,704	109,490

		16,553,106

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.897% 11/25/35	154,627	154,539
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. USD LIBOR + .500%, FRN 1.734% 6/28/44	214,881	215,121
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.137% 2/25/35	541,680	504,918
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720%, FRN 1.957% 3/25/35	728,371	728,962
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.276% 10/25/28	6	6

		1,603,546

Other ABS — 15.0%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 3/15/42	605,279	578,928
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,249,233	1,173,080

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.962% 1/25/35	$463,892	$462,027
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.784% 10/15/28	2,620,000	2,647,117
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.794% 10/15/28	1,240,000	1,249,425
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.464% 7/28/26	2,450,000	2,457,134
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	686,664	684,948
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.767% 10/20/28	770,000	772,931
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,866,750	1,926,902
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.977% 12/15/42	1,064,549	1,037,002
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.424% 1/18/25	1,250,000	1,253,279
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.762% 8/05/27	3,825,000	3,841,241
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.564% 7/20/30	1,990,000	1,989,922
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.484% 7/15/26	2,180,000	2,189,537
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,723,333	1,720,774
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.513% 1/22/25	930,000	931,084

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.734% 7/18/27	$2,595,000	$2,603,942
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,499,460	1,505,788
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	1,202,298	1,199,569
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	909,425
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	995,833	1,005,434
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (a) 2.529% 8/14/30	4,000,000	3,999,956
CBAM Ltd., Series 2017-3A, Class A, FRN (a) (b) 1.000% 10/17/29	3,510,000	3,510,000
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,112,276	1,118,240
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	623,637	626,345
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.697% 9/25/34	180,089	179,423
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	411,111	410,583
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,569,125	2,564,468
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	310,486	310,226
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	691,908	689,667
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	734,013	731,022
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	3,482,159	3,452,101
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,863,750	2,876,621

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) 4.118% 7/25/47	$780,000	$784,615
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,061,250	3,155,401
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	583,333	579,833
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	352,677	349,543
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	62,051	62,349
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	1,866,910	1,815,159
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	471,154	463,257
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,264,854	1,295,615
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	561,943	566,025
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	1,978,554	1,985,758
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.477% 1/25/36	4,784	4,784
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.757% 7/20/27	2,875,000	2,885,229
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	341,667	334,661
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	988,000	979,715
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,783,375	1,801,586
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	20,937	20,923
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.464% 4/25/25	3,557,267	3,557,238

	Principal Amount	Value
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	$2,875,579	$2,848,806
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	1,296,271	1,320,311
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.882% 4/25/35	106,502	106,994
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,711,284	1,733,135
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	506,387	507,178
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,727,328	1,720,252
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	504,002	507,132
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,897,809	1,917,131
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	405,178	415,666
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	637,909	635,622
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.407% 8/25/36	3,462	3,462
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (a) 2.587% 7/18/30	1,200,000	1,199,992
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,702,500	2,776,084
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.454% 7/15/25	1,100,000	1,102,440
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.707% 10/20/29	3,030,000	3,052,549
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	1,270,000	1,270,430

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.032% 2/25/35	$268,960	$269,537
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.062% 6/25/35	647,018	643,220
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.715% 11/15/28	760,000	768,595
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	945,357	948,531
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	1,000,000	1,000,272
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	219,238	219,564
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,040,520	1,043,815
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	598,730	606,139
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	495,558	493,698
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	754,103	746,180
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	69,156	69,128
New Residential Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	3,000,000	2,966,754
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,600,000	10,493,917
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.427% 4/20/25	1,948,747	1,952,818
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	870,000	866,266
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	1,880,000	1,893,438

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$257,820	$256,199
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	1,454,436	1,450,067
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,217,995	1,197,771
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,400,000	1,413,588
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	484,488	483,012
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.497% 9/25/35	1,759	1,759
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.656% 2/20/30	700,000	702,714
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.637% 10/25/35	139,703	139,622
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) (b) 2.280% 11/20/25	766,103	765,449
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	241,373	241,843
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,633,513	1,649,747
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	7,976,378	8,044,353
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	2,524,239	2,549,930
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	3,586,974	3,642,989
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	3,068,674	3,104,969
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.687% 6/25/36	456,366	456,879

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	$1,000,000	$996,877
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,371,293	1,380,640
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,490,000	4,492,283
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	266,016	266,300
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	2,025,793	2,035,910
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.484% 10/17/26	2,900,000	2,910,924
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,475,000	2,520,631
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/20/42	2,606,162	2,702,176
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.784% 10/13/29	2,150,000	2,188,070
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.677% 4/20/27	1,750,000	1,759,228
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	617,767	619,290
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (a) 3.736% 8/15/47	810,000	810,073
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	3,403,891	3,423,969
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	937,560	933,446
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	2,048,226	2,034,193
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,895,500	3,922,684

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	$1,793,400	$1,823,622
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,156,000	2,217,652
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	895,173	896,933
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,558,484	1,551,836

		184,936,516

Student Loans ABS — 10.4%
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	2,950,000	2,904,855
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.240% 7/01/38	486,989	455,482
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.115% 1/25/47	900,000	687,959
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160%, FRN 1.491% 3/28/35	1,500,000	1,432,614
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	1,814,411	1,811,114
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.137% 10/27/31	250,291	255,752
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.137% 10/25/44	5,105,069	5,122,937
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	967,534	976,603
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.237% 4/25/40	791,850	789,738
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,944,801	1,942,604

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	$1,364,672	$1,370,437
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.087% 10/27/36	3,051,851	3,051,847
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.437% 12/27/66	3,212,805	3,215,635
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.587% 7/26/66	3,660,140	3,662,441
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.737% 6/25/48	1,200,000	1,035,012
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.737% 10/25/56	1,100,000	958,219
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 5.014% 4/25/46	625,000	677,745
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 2.660% 1/01/44	450,000	365,893
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.672% 1/01/44	450,000	393,322
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.640% 9/27/35	658,747	657,824
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (a) 3.020% 8/25/42	1,210,000	1,206,021
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.937% 2/25/70	2,919,059	2,894,081
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.984% 2/25/39	3,000,000	2,916,529
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) 2.048% 7/26/66	2,130,000	2,129,988

	Principal Amount	Value
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.237% 9/27/66	$2,600,000	$2,599,985
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.287% 7/26/66	2,500,000	2,519,889
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.387% 7/26/66	6,000,000	6,115,307
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.487% 6/25/65	2,972,921	3,032,547
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.537% 3/25/66	13,750,000	14,181,597
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 10/25/58	940,000	874,990
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.737% 6/25/65	2,370,000	2,439,395
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,372,225	1,368,916
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.423% 3/23/37	1,156,706	1,129,682
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.434% 4/25/31	1,220,000	1,218,957
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	872,870	748,271
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.864% 1/25/37	2,083,530	2,068,287
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 7 day ARS, FRN 2.236% 3/22/32	325,000	306,181

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 2.114% 7/25/36	$1,600,000	$1,579,746
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.187% 11/25/65	3,423,749	3,429,915
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.604% 7/15/36	378,000	372,784
SLM Student Loan Trust, Series 2002-7, Class A10, 28 day ARS, FRN 0.500% 3/15/28	297,000	297,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 0.500% 3/15/28	768,000	768,000
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.464% 1/25/28	2,400,000	2,022,005
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.464% 4/25/40	1,040,031	952,912
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 1.864% 10/25/64	5,100,000	4,991,697
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.064% 10/25/40	1,056,000	1,041,136
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 6/25/43	1,420,000	1,392,007
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.500% 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 4.716% 12/15/39	3,950,000	3,947,727
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 4.724% 9/15/28	650,000	650,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,575,000	1,562,011
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,000,000	3,013,606

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2015-A, Class RC (Acquired 4/19/17, Cost $3,376,500) (a) (c) (d) 0.000% 3/25/33	$1,200	$2,640,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $2,653,222) (a) (c) (d) 0.000% 9/25/40	4,688,500	2,653,222
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B (a) 2.340% 4/25/33	1,300,000	1,288,910
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	570,000	566,388
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.437% 6/25/33	1,875,477	1,894,936
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,610,000	1,604,665
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,293,605
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.987% 8/25/36	937,194	960,390
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) (b) 3.440% 3/26/40	1,220,000	1,209,354
SoFi Professional Loan Program LLC, Series 2017-C, Class C, VRN (a) (b) 4.210% 7/25/40	990,000	960,261
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.237% 1/03/33	1,800,000	1,781,265
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 8/01/35	3,050,000	2,967,558
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 2.149% 10/01/46	1,700,000	1,694,825

		128,304,581

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.816% 8/25/34	47,350	47,600

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.456% 2/25/34	$18,646	$18,988
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	7,449	7,212
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.708% 8/25/34	9,226	9,536
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.151% 8/25/34	51,522	50,240
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) (b) 3.500% 1/25/47	3,431,976	3,456,811
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.370% 2/25/34	5,246	5,135
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.547% 7/25/33	3,403	3,502
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.375% 2/25/34	229	244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.508% 3/25/34	30,489	31,473
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.289% 4/25/44	78,496	80,397

		3,711,138

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $345,968,397)		347,494,029

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,580,000	3,034,080
Mexico Government International Bond 6.750% 9/27/34	685,000	898,035

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$4,727,000	$4,871,173

		8,803,288

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,257,423)		8,803,288

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.9%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	2,859,358	2,923,639
Series 4290, Class CA 3.500% 12/15/38	1,900,051	1,966,036
Series 2617, Class Z 5.500% 5/15/33	1,515,803	1,677,560
Series 2693, Class Z 5.500% 10/15/33	2,713,249	2,959,448
Series 3423, Class PB 5.500% 3/15/38	563,918	619,311
Series 2178, Class PB 7.000% 8/15/29	61,786	68,349
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,371,852	1,435,115
Series 2014-48, Class AB 4.000% 10/25/40	2,634,402	2,761,815
Series 2007-32, Class Z 5.500% 4/25/37	849,244	933,240
Series 2010-60, Class HJ 5.500% 5/25/40	593,269	640,381
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	737,449	804,727

		16,789,621

Pass-Through Securities — 23.7%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	36,533	38,174
Pool #J13972 3.500% 1/01/26	63,211	66,188
Pool #C91344 3.500% 11/01/30	168,046	175,778
Pool #C91424 3.500% 1/01/32	113,392	118,610
Pool #Q37467 3.500% 11/01/45	5,922,393	6,138,930
Pool #Q41916 3.500% 7/01/46	2,043,803	2,124,916

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #Q42045 3.500% 7/01/46	$862,878	$897,124
Pool #Q44275 3.500% 11/01/46	1,579,062	1,642,224
Pool #Q44277 3.500% 11/01/46	485,064	503,481
Pool #Q45741 3.500% 1/01/47	4,510,025	4,681,265
Pool #Q47730 4.000% 4/01/47	1,711,215	1,825,986
Pool #Q47742 4.000% 4/01/47	1,417,128	1,512,175
Pool #C91239 4.500% 3/01/29	8,893	9,583
Pool #C91251 4.500% 6/01/29	55,720	60,047
Pool #C03537 4.500% 8/01/40	1,231,844	1,340,448
Pool #G06057 4.500% 10/01/40	1,163,264	1,258,370
Pool #G60485 4.500% 10/01/41	1,438,751	1,556,830
Pool #G60172 4.500% 9/01/43	1,516,008	1,650,613
Pool #Q48208 4.500% 5/01/47	1,174,616	1,263,125
Pool #Q48869 4.500% 6/01/47	10,592,750	11,381,000
Pool #G05253 5.000% 2/01/39	270,025	295,931
Pool #C90939 5.500% 12/01/25	34,633	38,313
Pool #C91026 5.500% 4/01/27	57,951	64,108
Pool #D97258 5.500% 4/01/27	39,157	43,318
Pool #C91074 5.500% 8/01/27	5,680	6,283
Pool #D97417 5.500% 10/01/27	12,423	13,743
Pool #C91128 5.500% 12/01/27	3,117	3,448
Pool #C91148 5.500% 1/01/28	117,356	129,825
Pool #C91176 5.500% 5/01/28	42,821	47,371
Pool #C91217 5.500% 11/01/28	16,647	18,416
Pool #G11431 6.000% 2/01/18	1	1
Pool #C01079 7.500% 10/01/30	2,024	2,390
Pool #C01135 7.500% 2/01/31	5,892	6,941

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool # 3376 3.500% 10/12/47 (e)	$20,400,000	$21,034,314
Pool #3735 4.000% 11/13/47 (e)	10,950,000	11,510,759
Federal National Mortgage Association Pool #888586 2.980% 10/01/34 1 year CMT + 2.207%, FRN	140,349	147,473
Pool #AO8180 3.000% 9/01/42	41,760	42,152
Pool #AB7397 3.000% 12/01/42	196,101	197,940
Pool #AR1975 3.000% 12/01/42	52,405	52,896
Pool #AP8668 3.000% 12/01/42	233,970	236,163
Pool #AB7401 3.000% 12/01/42	186,528	188,277
Pool #AR5391 3.000% 1/01/43	122,897	124,050
Pool #AR0306 3.000% 1/01/43	16,063	16,213
Pool #AR4109 3.000% 2/01/43	167,612	169,026
Pool #AL3215 3.000% 2/01/43	173,504	174,968
Pool #AB8809 3.000% 3/01/43	96,580	97,395
Pool #AT0169 3.000% 3/01/43	291,625	294,086
Pool #AR4432 3.000% 3/01/43	65,515	66,068
Pool #MA1368 3.000% 3/01/43	317,547	320,227
Pool #AR2174 3.000% 4/01/43	330,717	333,507
Pool #725692 3.041% 10/01/33 1 year CMT + 2.146%, FRN	156,139	164,408
Pool #775539 3.475% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	48,099	50,558
Pool #AS1304 3.500% 12/01/28	1,911,092	1,999,256
Pool #AV1897 3.500% 12/01/28	319,773	334,825
Pool #AV2325 3.500% 12/01/28	1,034,166	1,081,876
Pool #AS6187 3.500% 11/01/45	13,668,428	14,167,112

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6306 3.500% 12/01/45	$4,804,369	$4,987,160
Pool #AS6477 3.500% 1/01/46	5,014,244	5,197,186
Pool #AS6476 3.500% 1/01/46	4,399,837	4,567,237
Pool #AS6475 3.500% 1/01/46	4,204,587	4,366,529
Pool #BH4875 3.500% 6/01/47	3,180,696	3,281,707
Pool #AZ7917 4.000% 3/01/41	537,731	570,225
Pool #AL8422 4.000% 1/01/43	485,994	515,211
Pool #MA3027 4.000% 6/01/47	26,813,725	28,264,391
Pool #BF0094 4.000% 5/01/56	7,334,625	7,780,147
Pool #BF0105 4.000% 6/01/56	2,329,071	2,470,544
Pool #AA3980 4.500% 4/01/28	80,725	88,293
Pool #AH6787 4.500% 3/01/41	1,134,930	1,236,542
Pool #CA0185 4.500% 8/01/47	5,786,315	6,227,521
Pool #AD6437 5.000% 6/01/40	649,608	721,724
Pool #AD6996 5.000% 7/01/40	4,365,221	4,797,310
Pool #AL8173 5.000% 2/01/44	1,772,500	1,943,518
Pool #AD0836 5.500% 11/01/28	104,702	115,827
Pool #575667 7.000% 3/01/31	12,837	15,058
Pool #529453 7.500% 1/01/30	2,778	3,286
Pool #531196 7.500% 2/01/30	353	416
Pool #530299 7.500% 3/01/30	391	448
Pool #536386 7.500% 4/01/30	490	577
Pool #535996 7.500% 6/01/31	7,921	9,351
Pool #523499 8.000% 11/01/29	284	336
Pool #252926 8.000% 12/01/29	247	294
Pool #532819 8.000% 3/01/30	138	165

	Principal Amount	Value
Pool #534703 8.000% 5/01/30	$2,907	$3,466
Pool #253437 8.000% 9/01/30	183	219
Pool #253481 8.000% 10/01/30	111	133
Pool #602008 8.000% 8/01/31	4,531	5,406
Pool #190317 8.000% 8/01/31	4,038	4,818
Pool #596656 8.000% 8/01/31	1,650	1,760
Pool #597220 8.000% 9/01/31	3,347	4,025
Federal National Mortgage Association TBA (e) Pool #17115 3.500% 10/12/47	53,900,000	55,563,322
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,039,758	5,263,003
Pool #MA4510 3.500% 6/20/47	18,733,224	19,500,848
Pool #MA4586 3.500% 7/20/47	6,965,518	7,250,941
Pool #371146 7.000% 9/15/23	472	518
Pool #374440 7.000% 11/15/23	495	542
Pool #352022 7.000% 11/15/23	7,181	7,933
Pool #491089 7.000% 12/15/28	9,796	11,075
Pool #480539 7.000% 4/15/29	454	528
Pool #488634 7.000% 5/15/29	2,445	2,846
Pool #478658 7.000% 5/15/29	2,311	2,707
Pool #500928 7.000% 5/15/29	4,564	5,331
Pool #510083 7.000% 7/15/29	1,264	1,469
Pool #499410 7.000% 7/15/29	1,341	1,574
Pool #516706 7.000% 8/15/29	99	105
Pool #493723 7.000% 8/15/29	2,723	3,198
Pool #581417 7.000% 7/15/32	24,644	28,908

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II Pool #008746 2.250% 11/20/25 1 year CMT + 1.500%, FRN	$5,370	$5,463
Pool #080136 2.250% 11/20/27 1 year CMT + 1.500%, FRN	1,048	1,069
Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	598,660	615,130
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	567,668	583,048
Pool #784026 3.500% 12/20/44	1,764,225	1,842,030
Government National Mortgage Association II TBA Pool #1635 3.500% 10/23/47 (e)	17,800,000	18,505,047
Pool #1367 4.000% 10/23/47 (e)	13,750,000	14,478,321

		292,574,290

Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 2.037% 3/25/29	645,541	645,803
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 2.587% 3/25/29	790,000	797,831
Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.687% 7/25/28	349,992	350,719
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, 2.537% 4/25/29 Class 1M1 1 mo. USD LIBOR + 1.300%, FRN	2,357,857	2,377,788
Series 2016-C05, 2.587% 1/25/29 Class 2M1 1 mo. USD LIBOR + 1.350%, FRN	3,596,599	3,615,312
Series 2016-C04, 2.687% 1/25/29 Class 1M1 1 mo. USD LIBOR + 1.450%, FRN	2,190,834	2,208,732

		9,996,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ANDINSTRUMENTALITIES (Cost $320,413,566)		319,360,096

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds & Notes — 8.0%
U.S. Treasury Bond 2.500% 5/15/46	$30,750,000	$28,580,683
U.S. Treasury Bond (f) 3.500% 2/15/39	19,300,000	21,798,445
U.S. Treasury Note 1.875% 3/31/22	12,100,000	12,095,274
U.S. Treasury Note 2.000% 11/15/26	36,900,000	35,958,762

		98,433,164

TOTAL U.S. TREASURY OBLIGATIONS (Cost $98,903,488)		98,433,164

TOTAL BONDS & NOTES (Cost $1,201,466,073)		1,216,796,898

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,081,636)		2,022,845

TOTAL LONG-TERM INVESTMENTS (Cost $1,205,922,709)		1,221,370,493

SHORT-TERM INVESTMENTS — 11.1%
Commercial Paper — 11.0%
Agrium, Inc. 1.525% 11/17/17	6,000,000	5,988,501
Agrium, Inc. 1.576% 11/13/17	6,000,000	5,989,500
Amphenol Corp. (a) 1.527% 12/11/17	6,000,000	5,982,176
Amphenol Corp. (a) 1.537% 10/06/17	4,750,000	4,748,744
Bell Canada (a) 1.527% 12/04/17	3,000,000	2,991,871
Bell Canada (a) 1.527% 10/11/17	1,500,000	1,499,282
Bell Canada (a) 1.527% 12/14/17	1,800,000	1,794,334
Bell Canada (a) 1.527% 12/14/17	5,000,000	4,984,262
Dominion Resources, Inc. (a) 1.614% 10/10/17	7,000,000	6,997,070
Enbridge (US), Inc. (a) 1.588% 12/14/17	5,000,000	4,984,452
Enbridge (US), Inc. (a) 1.619% 12/07/17	3,000,000	2,991,640
FMC Technologies, Inc. (a) 1.525% 10/25/17	3,000,000	2,996,995

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (a) 1.525% 10/26/17	$2,000,000	$1,997,702
HP, Inc. (a) 1.577% 10/20/17	5,000,000	4,996,692
Interpublic Group Cos. (a) 1.567% 12/07/17	2,100,000	2,094,136
Marriott International (a) 1.524% 10/16/17	5,000,000	4,996,739
Marriott International (a) 1.524% 10/17/17	3,000,000	2,997,927
Moodys Corp. (a) 1.578% 11/01/17	11,600,000	11,585,198
Nasdaq, Inc. (a) 1.608% 10/24/17	6,000,000	5,994,179
NextEra Energy Capital Holdings, Inc. (a) 1.547% 10/12/17	4,500,000	4,497,766
Spectra Energy Partners (a) 1.523% 10/23/17	1,066,000	1,065,015
Suncor Energy, Inc. (a) 1.547% 10/18/17	5,700,000	5,695,839
Suncor Energy, Inc. (a) 1.547% 10/20/17	6,000,000	5,995,156
Telus Corp. (a) 1.599% 11/01/17	5,000,000	4,993,620
Telus Corp. (a) 1.610% 12/15/17	1,000,000	996,845
Telus Corp. (a) 1.632% 12/18/17	6,000,000	5,980,227
Whirlpool Corp. (a) 1.495% 12/18/17	5,000,000	4,983,522
Whirlpool Corp. (a) 1.496% 12/27/17	4,000,000	3,985,097
WPP CP Finance PLC (a) 1.736% 2/09/18	5,000,000	4,970,001
WPP CP Finance PLC (a) 1.736% 12/12/17	6,000,000	5,981,907

		135,756,395

Time Deposit — 0.1%
Euro Time Deposit 0.120% 10/02/17	728,036	728,036

TOTAL SHORT-TERM INVESTMENTS (Cost $136,473,180)		136,484,431

TOTAL INVESTMENTS — 110.2% (Cost $1,342,395,889) (g)		1,357,854,924

Other Assets/(Liabilities) — (10.2)%		(126,209,480)

NET ASSETS — 100.0%		$1,231,645,444

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $506,543,897 or 41.13% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2017, these securities amounted to a value of $5,293,222 or 0.43% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Investment was valued using significant unobservable inputs.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Options contracts at September 30, 2017:

Purchased Options

OTC Counterparty	Units		Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	10,290,000	USD	10,290,000	7/12/27	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$655,954	$695,969	$40,015
Put
Barclays Bank PLC	22,140,000	USD	22,140,000	7/12/27	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$1,425,682	$1,326,876	$(98,806)

							$2,081,636	$2,022,845	$(58,791)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	12/19/17	117	$19,588,312	$(268,687)
U.S. Treasury Note 2 Year	12/29/17	207	44,772,146	(121,599)
U.S. Treasury Note 5 Year	12/29/17	1,068	126,357,191	(867,191)

				$(1,257,477)

The Fund had the following open Swap agreements at September 30, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	16,460,000	6/20/22	Quarterly	(1.000%	)	CDX.NA.IG.28	$(97,793)	$(250,895)	$(348,688)

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(487,188)	$1,972	$(485,216)
Goldman Sachs International	USD	920,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(65,790)	(73,710)	(139,500)
Goldman Sachs International	USD	2,540,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(165,176)	(219,965)	(385,141)

							$(718,154)	$(291,703)	$(1,009,857)

Collateral for swap agreements held by Goldman Sachs International and Credit Suisse USA amounted to $953,460 and $177,858 in securities, respectively at September 30, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 82.6%

CORPORATE DEBT — 46.4%
Aerospace & Defense — 1.0%
Harris Corp. 2.700% 4/27/20	$1,154,000	$1,166,114
L3 Technologies, Inc. 5.200% 10/15/19	1,185,000	1,259,361

		2,425,475

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,180,000	1,214,559
Imperial Brands Finance PLC (a) 2.950% 7/21/20	1,087,000	1,103,498

		2,318,057

Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	31,165	32,084
Delta Air Lines, Inc. 3.625% 3/15/22	775,000	796,544
WestJet Airlines Ltd. (a) 3.500% 6/16/21	695,000	707,094

		1,535,722

Auto Manufacturers — 1.1%
General Motors Co. 3.500% 10/02/18	205,000	208,329
General Motors Financial Co., Inc. 2.400% 5/09/19	110,000	110,483
General Motors Financial Co., Inc. 3.100% 1/15/19	520,000	527,336
General Motors Financial Co., Inc. 3.200% 7/13/20	185,000	189,460
Hyundai Capital America (a) 2.000% 7/01/19	65,000	64,445
Hyundai Capital America (a) 2.550% 2/06/19	140,000	140,213
Hyundai Capital America (a) 3.000% 10/30/20	800,000	804,344
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	480,000	470,326

		2,514,936

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	1,120,000	1,193,260

Banks — 6.7%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	1,290,000	1,296,154
Banco Santander SA 3.500% 4/11/22	1,200,000	1,228,936

	Principal Amount	Value
Bancolombia SA 5.950% 6/03/21	$345,000	$381,294
Bank of America Corp. 2.151% 11/09/20	2,070,000	2,064,056
Capital One Financial Corp. 2.500% 5/12/20	365,000	366,699
Citigroup, Inc. 2.350% 8/02/21	1,155,000	1,146,724
Citigroup, Inc. 2.450% 1/10/20	35,000	35,278
First Horizon National Corp. 3.500% 12/15/20	1,430,000	1,472,321
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,360,000	2,393,269
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	270,540
JP Morgan Chase & Co. 4.500% 1/24/22	1,090,000	1,181,026
Macquarie Bank Ltd. (a) 2.850% 1/15/21	130,000	131,393
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	1,110,000	1,120,351
Morgan Stanley 3.750% 2/25/23	550,000	574,309
Regions Bank 7.500% 5/15/18	130,000	134,494
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,119,005
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	585,000	575,732
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	150,000	151,399
SVB Financial Group 5.375% 9/15/20	75,000	81,432
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	370,000	378,325

		16,102,737

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	710,000	721,531
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	492,000	495,295
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	325,385

		1,542,211

Biotechnology — 0.7%
Baxalta, Inc. 2.000% 6/22/18	485,000	486,063

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 2.875% 8/15/20	$1,170,000	$1,194,281

		1,680,344

Building Materials — 1.4%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	1,160,000	1,250,579
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	550,000	577,500
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 1.965% 5/22/20	395,000	396,598
Masco Corp. 3.500% 4/01/21	370,000	379,942
Masco Corp. 7.125% 3/15/20	65,000	72,150
Standard Industries, Inc. (a) 5.500% 2/15/23	560,000	592,900

		3,269,669

Chemicals — 2.5%
Air Liquide Finance SA (a) 1.750% 9/27/21	200,000	195,463
Airgas, Inc. 3.050% 8/01/20	965,000	987,037
CF Industries, Inc. 6.875% 5/01/18	1,095,000	1,125,112
The Dow Chemical Co. 8.550% 5/15/19	125,000	138,026
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	452,000	484,498
LyondellBasell Industries NV 5.000% 4/15/19	565,000	586,240
LyondellBasell Industries NV 6.000% 11/15/21	500,000	564,089
RPM International, Inc. 3.450% 11/15/22	8,000	8,359
RPM International, Inc. 6.125% 10/15/19	1,078,000	1,165,717
The Sherwin-Williams Co. 2.750% 6/01/22	685,000	689,611

		5,944,152

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	635,000	651,395

Computers — 0.9%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	430,000	438,539
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	475,000	498,710
DXC Technology Co. 2.875% 3/27/20	230,000	233,067

	Principal Amount	Value
Leidos Holdings, Inc. 4.450% 12/01/20	$895,000	$941,092

		2,111,408

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,068,613
Air Lease Corp. 2.125% 1/15/18	30,000	30,033
Air Lease Corp. 2.125% 1/15/20	300,000	299,526
Air Lease Corp. 3.375% 1/15/19	365,000	371,072
Air Lease Corp. 3.375% 6/01/21	460,000	474,483
Aircastle Ltd. 5.000% 4/01/23	1,310,000	1,401,700
Ally Financial, Inc. 3.600% 5/21/18	440,000	443,388
Ally Financial, Inc. 4.750% 9/10/18	920,000	940,332
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	1,035,000	1,046,963
International Lease Finance Corp. 3.875% 4/15/18	100,000	101,109
Lazard Group LLC 4.250% 11/14/20	665,000	702,537

		6,879,756

Electric — 2.3%
Ameren Corp. 2.700% 11/15/20	555,000	562,311
Duke Energy Corp. 1.800% 9/01/21	480,000	470,310
EDP Finance BV (a) 4.125% 1/15/20	1,150,000	1,192,688
EDP Finance BV (a) 4.900% 10/01/19	108,000	113,317
Enel Finance International NV (a) 2.875% 5/25/22	785,000	790,086
Entergy Texas, Inc. 2.550% 6/01/21	75,000	74,454
Entergy Texas, Inc. 7.125% 2/01/19	798,000	850,988
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	350,000	370,633
Majapahit Holding BV (a) 7.750% 1/20/20	330,000	367,983
Puget Energy, Inc. 6.000% 9/01/21	30,000	33,597
Puget Energy, Inc. 6.500% 12/15/20	255,000	284,885

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Southern Co. 2.350% 7/01/21	$460,000	$457,441

		5,568,693

Electronics — 0.6%
FLIR Systems, Inc. 3.125% 6/15/21	380,000	385,006
Tech Data Corp. 3.700% 2/15/22	240,000	242,014
Tyco Electronics Group SA 6.550% 10/01/17	700,000	700,000

		1,327,020

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.168% 4/09/47	350,000	349,759

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	1,340,000	1,316,434
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	204,500
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	595,000	584,237
Tyson Foods, Inc. 2.650% 8/15/19	60,000	60,715

		2,165,886

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	345,000	344,245
Stanley Black & Decker, Inc. 2.451% 11/17/18	810,000	815,121

		1,159,366

Health Care – Products — 0.8%
Abbott Laboratories 2.350% 11/22/19	480,000	483,909
Abbott Laboratories 2.900% 11/30/21	675,000	687,375
Boston Scientific Corp. 2.850% 5/15/20	255,000	259,255
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	528,000	528,543

		1,959,082

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	316,000	333,594
Cigna Corp. 4.500% 3/15/21	790,000	841,651
HCA, Inc. 3.750% 3/15/19	1,130,000	1,154,012
Laboratory Corp. of America Holdings 2.625% 2/01/20	570,000	576,076

		2,905,333

	Principal Amount	Value
Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	$1,128,000	$1,164,660

Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	171,000	172,369

Insurance — 3.5%
American International Group, Inc. 3.300% 3/01/21	550,000	566,706
AmTrust Financial Services, Inc. 6.125% 8/15/23	585,000	578,565
Athene Global Funding (a) 4.000% 1/25/22	1,240,000	1,290,963
CNA Financial Corp. 5.750% 8/15/21	93,000	103,202
Enstar Group Ltd. 4.500% 3/10/22	575,000	594,856
Jackson National Life Global Funding (a) 2.500% 6/27/22	1,165,000	1,165,064
Lincoln National Corp. 6.250% 2/15/20	500,000	545,707
Nuveen Finance LLC (a) 2.950% 11/01/19	1,155,000	1,174,216
Reinsurance Group of America, Inc. 5.000% 6/01/21	640,000	691,829
Trinity Acquisition PLC 3.500% 9/15/21	470,000	479,909
Unum Group 3.000% 5/15/21	135,000	136,806
Willis Towers Watson PLC 5.750% 3/15/21	370,000	406,589
XLIT Ltd. 5.750% 10/01/21	465,000	519,370

		8,253,782

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	1,148,000	1,202,932

Investment Companies — 0.6%
Ares Capital Corp. 3.625% 1/19/22	30,000	30,439
Ares Capital Corp. 3.875% 1/15/20	548,000	561,875
FS Investment Corp. 4.000% 7/15/19	365,000	372,220
TCP Capital Corp. 4.125% 8/11/22	355,000	352,755

		1,317,289

Leisure Time — 0.6%
Brunswick Corp. (a) 4.625% 5/15/21	1,388,000	1,414,417

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	$30,000	$29,617
Marriott International, Inc. 2.875% 3/01/21	875,000	887,336

		916,953

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	353,000	358,295
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,655
CNH Industrial Capital LLC 3.875% 10/15/21	635,000	652,542
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	122,187

		1,233,679

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	605,000	621,079
Discovery Communications LLC 2.950% 3/20/23	355,000	355,938
Sirius XM Radio, Inc. (a) 3.875% 8/01/22	1,347,000	1,377,577

		2,354,594

Mining — 0.9%
Anglo American Capital PLC (a) 3.750% 4/10/22	500,000	512,800
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	233,000	233,081
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	254,000	267,303
Kinross Gold Corp. 5.125% 9/01/21	570,000	611,325
Newcrest Finance Pty Ltd. (a) 4.200% 10/01/22	565,000	594,365

		2,218,874

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. STEP 3.625% 10/01/21	1,490,000	1,466,435

Oil & Gas — 0.2%
EQT Corp. 3.000% 10/01/22	565,000	566,317

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	1,094,000	1,157,233

Pharmaceuticals — 1.8%
AbbVie, Inc. 1.800% 5/14/18	945,000	946,313

	Principal Amount	Value
Allergan Funding SCS 2.350% 3/12/18	$590,000	$591,719
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,229,085
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	234,178
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,325,000	1,275,715

		4,277,010

Pipelines — 0.5%
Plains All American Pipeline LP/PAA Finance Corp. 6.500% 5/01/18	1,150,000	1,177,702

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 2.250% 1/15/22	415,000	408,268
American Tower Corp. 3.300% 2/15/21	175,000	179,318
Crown Castle International Corp. 3.400% 2/15/21	714,000	735,105
DDR Corp. 3.500% 1/15/21	210,000	213,114
DDR Corp. 7.500% 7/15/18	345,000	358,763
Digital Realty Trust LP 3.400% 10/01/20	320,000	329,992
Healthcare Trust of America Holdings LP 2.950% 7/01/22	275,000	276,815
Highwoods Realty LP 7.500% 4/15/18	25,000	25,741
Simon Property Group LP 2.350% 1/30/22	700,000	698,739
Weyerhaeuser Co. 7.375% 10/01/19	135,000	149,044

		3,374,899

Retail — 1.5%
AutoNation, Inc. 3.350% 1/15/21	825,000	842,877
CVS Health Corp. 2.125% 6/01/21	960,000	951,122
Dollar Tree, Inc. 5.750% 3/01/23	1,190,000	1,255,450
QVC, Inc. 3.125% 4/01/19	577,000	582,880

		3,632,329

Semiconductors — 1.1%
Analog Devices, Inc. 2.500% 12/05/21	245,000	245,508
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	950,000	965,848

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KLA-Tencor Corp. 2.375% 11/01/17	$455,000	$455,223
KLA-Tencor Corp. 3.375% 11/01/19	140,000	143,521
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	770,000	805,612

		2,615,712

Telecommunications — 1.3%
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,083,000	1,152,041
Sprint Communications, Inc. 9.250% 4/15/22	490,000	605,150
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,200,000	1,190,541
Verizon Communications, Inc. 1.750% 8/15/21	245,000	239,817

		3,187,549

Transportation — 0.9%
Asciano Finance Ltd. (a) 5.000% 4/07/18	717,000	727,062
Ryder System, Inc. 2.250% 9/01/21	425,000	421,465
Ryder System, Inc. 2.500% 3/01/18	475,000	476,342
Ryder System, Inc. 2.875% 9/01/20	340,000	345,644
TTX Co. (a) 2.250% 2/01/19	300,000	300,585

		2,271,098

Trucking & Leasing — 1.4%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,260,000	1,270,735
DAE Funding LLC (a) 4.000% 8/01/20	205,000	209,100
GATX Corp. 2.600% 3/30/20	575,000	580,251
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	372,713
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	615,000	626,694
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.300% 4/01/21	150,000	153,940
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	20,000	20,535

		3,233,968

TOTAL CORPORATE DEBT (Cost $109,999,948)		110,814,062

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.214% 4/26/27	$72,232	$72,171

TOTAL MUNICIPAL OBLIGATIONS (Cost $72,232)		72,171

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.5%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.584% 9/27/21	520,000	523,578
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 (a) 2.190% 9/15/21	480,000	478,725

		1,002,303

Automobile ABS — 5.1%
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	73,377	73,374
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	9,162	9,163
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	520,000	519,540
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	211,154
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	200,128
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	52,828	52,780
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	468	468
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	13,782	13,783
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	88,992	88,980
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	250,165
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	190,000	189,544

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	$1,150,000	$1,156,201
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	119,282	119,496
Drive Auto Receivables Trust, Series 2017-2, Class C 2.750% 9/15/23	140,000	139,775
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	270,000	271,656
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	196,670	196,869
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	196,506	196,796
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	269,820	269,717
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	210,000	212,180
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	3,240	3,240
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	15,329	15,330
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	260,000	259,194
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	260,000	260,324
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	650,000	658,528
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	5,189	5,189
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	81,769	81,818
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	540,000	536,480
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	3,286	3,285
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	65,641	65,709

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	$80,832	$80,890
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	910,000	910,433
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	410,000	405,529
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	198,908	200,102
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	615,000	617,344
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	21,520	21,505
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	251,030
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.927% 4/15/21	370,000	377,198
Oscar US Funding Trust II, Series 2015-1A, Class A3 (a) 1.860% 10/15/19	376,907	376,066
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	298,021
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.934% 7/15/20	102,720	102,975
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	280,505	280,533
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	240,000	240,978
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	160,000	161,064
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	135,882	135,900
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	470,000	472,212
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	340,000	341,339

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	$200,000	$202,746
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	513,574
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.284% 1/15/19	53,395	53,402

		12,103,707

Commercial MBS — 0.4%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN (b) 6.509% 2/10/51	98,794	99,095
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	293,499
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.959% 7/10/38	166,017	167,943
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN (b) 5.856% 9/12/49	45,928	46,157
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN (b) 5.508% 2/12/44	90,081	90,084
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN (b) 6.498% 1/11/43	68,791	69,032
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.475% 8/15/39	27,040	27,005
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.221% 2/15/51	270,134	271,187

		1,064,002

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.897% 11/25/35	26,048	26,034
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.972% 8/25/35	68,986	69,248
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.717% 12/25/35	143,695	144,202

	Principal Amount	Value
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.137% 2/25/35	$102,644	$95,678
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.477% 10/25/34	135,816	135,506
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.457% 10/25/35	45,292	45,308
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.276% 10/25/28	1	1
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.447% 12/25/35	65,634	65,682

		581,659

Other ABS — 17.2%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.434% 3/15/41	88,772	86,592
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	274,899	276,102
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.784% 10/15/28	370,000	373,829
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.767% 10/20/28	520,000	521,979
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	294,750	304,248
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.977% 12/15/42	218,471	212,818
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.424% 1/18/25	580,000	581,521
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	100,252	100,156
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.484% 7/15/26	340,000	341,487

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.734% 7/18/27	$475,000	$476,637
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	383,195	384,813
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	236,949	236,411
Capital Automotive LLC, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	258,917	259,171
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	109,501	109,022
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	453,808	456,242
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	385,316	385,330
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.697% 9/25/34	34,449	34,321
Crestline Denali CLO Ltd., Series 2013-1A, Class A1 (a) (c) 1.000% 10/26/27	350,000	350,000
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	887,250	885,642
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	101,801	101,438
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	43,985	43,949
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	100,438	100,113
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	120,704	120,212
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	740,302	733,911
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	81,557	81,436
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	424,625	426,533

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$87,500	$86,975
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.154% 7/15/23	123,437	124,625
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	40,333	40,804
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	242,007	235,298
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	108,084	106,429
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	130,132	128,994
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	62,821	61,768
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	166,012	170,050
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	83,251	83,856
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	62,396	62,112
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.477% 1/25/36	1,157	1,157
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	41,876	41,536
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.757% 7/20/27	475,000	476,690
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	164,708	163,267
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	318,116	321,364
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	6,231	6,227
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.464% 4/25/25	528,649	528,645

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	$527,035	$522,128
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.882% 4/25/35	26,625	26,749
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	126,597	126,794
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	375,043	378,862
HERO Funding Trust, Series 2015-1A, Class A (a) 3.840% 9/21/40	847,725	880,574
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	140,331	138,556
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	116,646	116,228
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) (b) 2.960% 12/26/28	322,926	321,521
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.407% 8/25/36	747	747
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.454% 7/15/25	700,000	701,553
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.707% 10/20/29	590,000	594,391
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	240,000	240,081
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.062% 6/25/35	101,385	100,789
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.794% 10/25/29	420,000	424,318
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.427% 7/20/26	280,000	281,391
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.715% 11/15/28	390,000	394,411

	Principal Amount	Value
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.424% 1/18/27	$700,000	$701,539
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	400,000	402,355
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	370,800	371,161
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	611,428	613,989
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	369,783	371,024
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	117,392	117,764
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.182% 4/25/35	93,202	93,733
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	118,170	119,633
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	105,431	104,839
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	168,694	166,925
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	75,784	74,669
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	10,170	10,166
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	151,664	152,135
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	62,461	62,425
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	1,950,000	1,935,524
New Residential Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	700,000	692,243
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.725% 8/15/29	590,000	597,673

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	$120,000	$119,485
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	350,000	352,502
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	41,251	40,992
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	243,600	242,868
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	200,000	201,941
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	64,598	64,402
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.497% 9/25/35	302	302
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.487% 2/25/37	70,174	70,001
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.656% 2/20/30	700,000	702,714
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	138,822	138,538
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) (b) 2.280% 11/20/25	28,610	28,585
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	208,842	207,892
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	245,034	244,418
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	34,482	34,549
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	89,653	89,665
Sierra Timeshare Receivables Funding LLC, Series 2017-1A, Class A (a) 2.910% 3/20/34	644,960	650,056
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	279,668	282,447

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	$1,554,718	$1,567,967
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	335,428	338,842
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	755,152	766,945
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (a) 3.280% 9/15/23	663,576	669,530
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	613,735	620,994
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	535,317	538,966
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,460,000	1,464,071
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,040,000	1,031,613
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.484% 10/17/26	800,000	803,014
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	376,200	383,136
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	52,218	52,122
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/20/42	480,842	498,557
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.784% 10/13/29	300,000	305,312
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.934% 12/15/20	260,000	261,336
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.677% 4/20/27	950,000	955,009
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	176,505	176,940

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	$670,000	$719,297
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	1,032,084	1,038,171
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	397,493	399,440
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	623,681	619,408
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	110,791	109,521
Welk Resorts LLC, Series 2017-AA, Class B 3.410% 6/15/33	285,074	284,508
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	906,500	912,826
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	111,668	110,658
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	292,216	290,969
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	227,471	227,790

		41,078,899

Student Loans ABS — 9.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.937% 7/25/56	285,089	285,438
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.737% 7/25/58	140,000	120,289
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.574% 4/25/29	15,631	15,623
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	1,250,000	1,230,871
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.240% 7/01/38	73,786	69,012

	Principal Amount	Value
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 day ARS, FRN 1.729% 7/01/38	$200,000	$195,443
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.794% 1/15/37	250,488	228,433
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	520,000	517,220
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	141,810	134,583
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	98,284	97,771
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	89,952	88,980
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	241,921	241,482
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.937% 1/25/40	265,855	271,080
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	126,480	127,680
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.137% 10/25/44	968,203	971,591
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	112,755	114,386
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	819,716	827,400
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.237% 4/25/40	249,737	249,071
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	441,586	437,514
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	410,231	409,768
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.287% 2/26/35	309,331	310,410

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.437% 12/27/66	$1,086,684	$1,087,641
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.587% 7/26/66	516,272	516,597
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800%, FRN (a) 2.037% 6/25/26	546,993	547,563
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.672% 1/01/44	950,000	830,346
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.640% 9/27/35	109,791	109,637
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX (a) 3.610% 8/25/42	380,000	380,176
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	276,559	278,468
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.048% 7/26/66	440,000	439,997
Navient Student Loan Trust, Series 2017-4A, Class A3, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.237% 9/27/66	500,000	499,997
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.387% 7/26/66	950,000	968,257
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.487% 6/25/65	791,606	807,483
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.537% 3/25/66	1,060,000	1,093,272
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.987% 12/26/40	376,975	377,713
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	271,429	270,775

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-6A, Class A, 1 mo. USD LIBOR + .650%, FRN (a) 1.887% 11/25/52	$371,048	$367,239
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.734% 10/25/47	170,000	155,237
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.734% 6/25/54	130,000	116,603
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 2.214% 1/26/26	42,518	42,552
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.064% 10/30/45	207,696	206,348
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.187% 11/25/65	673,116	674,328
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.474% 7/15/36	27,678	27,678
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.515% 2/15/45	419,946	386,433
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.424% 1/26/43	120,000	114,433
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.454% 10/25/28	280,000	278,615
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.524% 10/25/40	489,390	453,880
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.534% 3/25/44	137,948	124,378
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.614% 7/25/25	150,000	149,214

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.624% 1/25/55	$203,293	$183,855
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 1.864% 10/25/64	850,000	831,950
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.737% 12/28/70	120,000	117,347
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.500% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.934% 5/15/23	178,809	178,936
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.334% 9/15/34	290,000	295,040
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.384% 5/15/26	728,524	738,558
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.684% 2/17/32	144,000	147,984
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (a) (d) (e) 0.000% 3/25/33	200	440,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) (a) (d) (e) 0.000% 9/25/40	1,000,000	565,900
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	134,557	134,488
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (a) 2.187% 1/25/39	151,577	153,155
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.437% 6/25/33	258,686	261,371
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	330,000	328,907

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.987% 8/25/36	$257,269	$263,636

		22,940,032

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.816% 8/25/34	9,019	9,067
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.456% 2/25/34	3,552	3,617
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	1,398	1,354
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.708% 8/25/34	1,760	1,819
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.151% 8/25/34	9,712	9,471
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.370% 2/25/34	987	966
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.547% 7/25/33	646	664
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.375% 2/25/34	44	47
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) (b) 3.750% 11/25/56	412,110	423,311
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) (b) 3.000% 10/25/31	932,691	929,865
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.508% 3/25/34	5,824	6,012
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.289% 4/25/44	14,952	15,314

		1,401,507

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,881,846)		80,172,109

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.2%
Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association Series 2014-131, Class BW VRN (b) 2.897% 5/20/41	$161,234	$164,626

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #G11431 6.000% 2/01/18	1	1
Pool #C01079 7.500% 10/01/30	387	457
Pool #C01135 7.500% 2/01/31	1,111	1,309
Federal National Mortgage Association Pool #888586 1 year CMT + 2.207%, FRN 2.980% 10/01/34	26,551	27,898
Pool #725692 1 year CMT + 2.146%, FRN 3.041% 10/01/33	29,683	31,255
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	9,162	9,630
Pool #575667 7.000% 3/01/31	2,445	2,868
Pool #529453 7.500% 1/01/30	530	626
Pool #531196 7.500% 2/01/30	70	83
Pool #530299 7.500% 3/01/30	73	84
Pool #536386 7.500% 4/01/30	88	104
Pool #535996 7.500% 6/01/31	1,505	1,777
Pool #523499 8.000% 11/01/29	57	67
Pool #252926 8.000% 12/01/29	38	45
Pool #532819 8.000% 3/01/30	33	39
Pool #534703 8.000% 5/01/30	541	645
Pool #253437 8.000% 9/01/30	37	45
Pool #253481 8.000% 10/01/30	17	20
Pool #190317 8.000% 8/01/31	754	900

	Principal Amount	Value
Pool #596656 8.000% 8/01/31	$319	$341
Pool #602008 8.000% 8/01/31	862	1,028
Pool #597220 8.000% 9/01/31	651	783
Government National Mortgage Association Pool #371146 7.000% 9/15/23	290	318
Pool #352022 7.000% 11/15/23	1,446	1,597
Pool #491089 7.000% 12/15/28	1,888	2,135
Pool #478658 7.000% 5/15/29	440	516
Pool #500928 7.000% 5/15/29	845	988
Pool #499410 7.000% 7/15/29	255	300
Pool #510083 7.000% 7/15/29	241	280
Pool #493723 7.000% 8/15/29	511	601
Pool #581417 7.000% 7/15/32	4,694	5,506
Government National Mortgage Association II Pool #008746 1 year CMT + 1.500%, FRN 2.250% 11/20/25	1,027	1,044
Pool #080136 1 year CMT + 1.500%, FRN 2.250% 11/20/27	192	196
Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	72,565	74,561
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	89,692	92,122

		260,169

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $432,833)		424,795

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds & Notes — 2.5%
U.S. Treasury Note (f) 0.750% 10/31/18	4,150,000	4,122,198

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.875% 7/31/19	$1,800,000	$1,781,262

		5,903,460

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,917,907)		5,903,460

TOTAL BONDS & NOTES (Cost $196,304,766)		197,386,597

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $410,807)		399,199

TOTAL LONG-TERM INVESTMENTS (Cost $196,715,573)		197,785,796

SHORT-TERM INVESTMENTS — 17.4%
Commercial Paper — 17.1%
Avangrid, Inc. (a) 1.391% 10/18/17	2,000,000	1,998,540
Borgwarner, Inc. (a) 1.430% 10/05/17	1,700,000	1,699,595
CRH America Finance, Inc. (a) 1.556% 10/13/17	1,000,000	999,464
Dollar General Corp. (a) 1.471% 10/04/17	2,000,000	1,999,584
Dominion Resources, Inc. (a) 1.453% 11/14/17	2,000,000	1,996,417
Duke Energy Corp. (a) 1.401% 10/17/17	2,000,000	1,998,618
Enbridge (US), Inc. (a) 1.492% 10/16/17	2,000,000	1,998,696
Entergy Corp. (a) 1.505% 11/20/17	2,000,000	1,995,190
Enterprise Products Operating LLC (a) 1.422% 10/24/17	2,000,000	1,998,074
Ford Motor Credit Co. LLC (a) 1.453% 11/17/17	2,000,000	1,995,838
Fortive Corp. (a) 1.400% 10/03/17	2,000,000	1,999,699
Interpublic Group Cos. (a) 1.369% 10/02/17	1,750,000	1,749,803
Leggett & Platt (a) 1.494% 10/06/17	1,500,000	1,499,603
Molex Electronic Technologies (a) 1.441% 10/04/17	2,000,000	1,999,624
Moodys Corp. (a) 1.578% 11/01/17	1,000,000	998,724
NextEra Energy Capital Holdings, Inc. (a) 1.473% 10/03/17	1,500,000	1,499,775

	Principal Amount	Value
Rogers Communications (a) 1.474% 10/25/17	$2,000,000	$1,997,997
Sempra Energy Holdings (a) 1.432% 11/02/17	2,000,000	1,997,369
Spectra Energy Partners (a) 1.400% 10/05/17	2,000,000	1,999,547
Transcanada Pipelines Ltd. (a) 1.598% 11/08/17	1,000,000	998,448
Tyson Foods, Inc. (a) 1.329% 10/12/17	2,000,000	1,999,007
Walgreens Boots Alliance, Inc. 1.421% 10/19/17	2,000,000	1,998,463
Xylem, Inc. (a) 1.389% 10/06/17	1,500,000	1,499,603

		40,917,678

Time Deposit — 0.3%
Euro Time Deposit 0.120% 10/02/17	697,899	697,899

TOTAL SHORT-TERM INVESTMENTS (Cost $41,617,283)		41,615,577

TOTAL INVESTMENTS — 100.2% (Cost $238,332,856) (g)		239,401,373

Other Assets/(Liabilities) — (0.2)%		(479,405)

NET ASSETS — 100.0%		$238,921,968

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $140,481,439 or 58.80% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2017.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2017, these securities amounted to a value of $1,005,900 or 0.42% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment was valued using significant unobservable inputs.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Options contracts at September 30, 2017:

Purchased Options

OTC Counterparty	Units		Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	2,030,000	USD	2,030,000	7/12/27	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$129,406	$137,300	$7,894
Put
Barclays Bank PLC	4,370,000	USD	4,370,000	7/12/27	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 7/14/37, Strike 2.87	$281,401	$261,899	$(19,502)

							$410,807	$399,199	$(11,608)

The Fund had the following open Futures contracts at September 30, 2017:

Futures

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/19/17	232	$29,381,317	$(308,817)
U.S. Treasury Note 2 Year	12/29/17	73	15,799,397	(53,069)

				$(361,886)

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	12/19/17	84	$(11,417,171)	$133,608
U.S. Treasury Note 5 Year	12/29/17	575	(68,032,384)	469,884

				$603,492

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at September 30, 2017:

Swaps

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,970,000	6/20/22	Quarterly	(1.000%	)	CDX.NA.IG.28	$(11,705)	$(30,028)	$(41,733)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	$(62,420)	$252	$(62,168)
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(26,662)	(35,506)	(62,168)
Goldman Sachs International	USD	150,000	5/11/63	Monthly	3.000%		CMBX.NA.BBB-.6† (Rating: BBB-)	(10,727)	(12,018)	(22,745)

								$(99,809)	$(47,272)	$(147,081)

Collateral for swap agreements held by Credit Suisse Securities (USA) amounted to $24,163 in securities at September 30, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 3.5%
Forest Products & Paper — 0.6%
P.H. Glatfelter Co.	38,310	$745,130

Iron & Steel — 0.8%
Allegheny Technologies, Inc. (a)	37,550	897,445

Mining — 2.1%
Compass Minerals International, Inc. (a)	16,620	1,078,638
Kaiser Aluminum Corp.	13,750	1,418,175

		2,496,813

		4,139,388

Communications — 4.5%
Internet — 2.4%
Proofpoint, Inc. (a) (b)	14,540	1,268,179
Q2 Holdings, Inc. (b)	10,880	453,152
Yelp, Inc. (b)	25,410	1,100,253

		2,821,584

Media — 1.9%
Houghton Mifflin Harcourt Co. (b)	109,100	1,314,655
WideOpenWest, Inc. (a) (b)	61,481	927,133

		2,241,788

Telecommunications — 0.2%
RigNet, Inc. (b)	17,020	292,744

		5,356,116

Consumer, Cyclical — 13.9%
Airlines — 1.1%
Spirit Airlines, Inc. (b)	38,120	1,273,589

Apparel — 1.0%
Canada Goose Holdings, Inc. (a) (b)	59,520	1,223,136

Auto Manufacturers — 1.0%
Navistar International Corp. (b)	27,040	1,191,653

Auto Parts & Equipment — 1.9%
Visteon Corp. (b)	17,910	2,216,721

Distribution & Wholesale — 1.3%
SiteOne Landscape Supply, Inc. (b)	25,730	1,494,913

Retail — 6.9%
DSW, Inc. Class A	59,480	1,277,630
Fred’s, Inc. Class A (a)	81,280	523,443
Group 1 Automotive, Inc.	30,260	2,192,640
Papa John’s International, Inc.	13,300	971,831
Sonic Corp. (a)	52,000	1,323,400
Suburban Propane Partners LP (c)	47,320	1,234,579
Texas Roadhouse, Inc.	15,360	754,790

		8,278,313

	Number of Shares	Value
Storage & Warehousing — 0.7%
Wesco Aircraft Holdings, Inc. (b)	95,050	$893,470

		16,571,795

Consumer, Non-cyclical — 21.1%
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	1,500	234,300

Biotechnology — 1.5%
Exact Sciences Corp. (b)	16,910	796,799
Sage Therapeutics, Inc. (a) (b)	8,500	529,550
Ultragenyx Pharmaceutical, Inc. (b)	9,160	487,862

		1,814,211

Commercial Services — 6.9%
Booz Allen Hamilton Holding Corp.	28,190	1,054,024
Korn/Ferry International	74,951	2,955,318
Matthews International Corp. Class A	21,210	1,320,322
On Assignment, Inc. (b)	38,770	2,081,174
Paylocity Holding Corp. (b)	17,130	836,287

		8,247,125

Cosmetics & Personal Care — 0.8%
elf Beauty, Inc. (a) (b)	41,230	929,736

Foods — 1.6%
Hostess Brands, Inc. (a) (b)	140,440	1,918,410

Health Care – Products — 3.2%
NuVasive, Inc. (b)	28,440	1,577,283
NxStage Medical, Inc. (b)	47,300	1,305,480
Wright Medical Group NV (b)	36,390	941,409

		3,824,172

Health Care – Services — 1.5%
Addus HomeCare Corp. (b)	11,820	417,246
Amedisys, Inc. (b)	24,530	1,372,699

		1,789,945

Household Products & Wares — 1.6%
Acco Brands Corp. (b)	154,690	1,840,811

Pharmaceuticals — 3.8%
ACADIA Pharmaceuticals, Inc. (a) (b)	17,310	652,068
Clovis Oncology, Inc. (b)	6,690	551,256
Galapagos NV (b)	3,285	334,318
Prestige Brands Holdings, Inc. (b)	50,891	2,549,130
TherapeuticsMD, Inc. (a) (b)	84,170	445,259

		4,532,031

		25,130,741

Energy — 2.8%
Energy – Alternate Sources — 0.8%
Renewable Energy Group, Inc. (a) (b)	78,709	956,314

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 0.7%
Matador Resources Co. (a) (b)	28,735	$780,155

Pipelines — 1.3%
Cone Midstream Partners LP (c)	39,000	617,760
Noble Midstream Partners LP (c)	18,205	944,294

		1,562,054

		3,298,523

Financial — 24.2%
Banks — 9.6%
The Bank of NT Butterfield & Son Ltd.	23,290	853,346
BankUnited, Inc.	48,499	1,725,109
Chemical Financial Corp.	22,012	1,150,347
Customers Bancorp, Inc. (b)	24,140	787,447
FCB Financial Holdings, Inc. Class A (b)	21,120	1,020,096
IBERIABANK Corp.	22,650	1,860,697
MB Financial, Inc.	52,080	2,344,642
Webster Financial Corp.	32,580	1,712,079

		11,453,763

Diversified Financial Services — 1.1%
Stifel Financial Corp.	23,770	1,270,744

Insurance — 0.9%
James River Group Holdings Ltd.	25,990	1,078,065

Real Estate — 1.0%
Realogy Holdings Corp.	36,750	1,210,912

Real Estate Investment Trusts (REITS) — 7.4%
Brandywine Realty Trust	110,780	1,937,542
CYS Investments, Inc.	205,540	1,775,866
DiamondRock Hospitality Co.	148,910	1,630,564
Four Corners Property Trust, Inc.	75,590	1,883,703
National Storage Affiliates Trust	65,390	1,585,054

		8,812,729

Savings & Loans — 4.2%
Beneficial Bancorp, Inc.	46,330	769,078
Berkshire Hills Bancorp, Inc.	24,630	954,413
OceanFirst Financial Corp.	26,280	722,437
Oritani Financial Corp.	42,790	718,872
Sterling Bancorp	53,500	1,318,775
WSFS Financial Corp.	11,280	549,900

		5,033,475

		28,859,688

Industrial — 11.4%
Building Materials — 2.9%
Boise Cascade Co. (b)	28,280	986,972
Masonite International Corp. (b)	13,860	959,112
Summit Materials, Inc. Class A (b)	49,166	1,574,787

		3,520,871

	Number of Shares	Value
Electrical Components & Equipment — 1.4%
Generac Holdings, Inc. (b)	36,010	$1,653,939

Engineering & Construction — 2.1%
Dycom Industries, Inc. (b)	14,780	1,269,306
KBR, Inc.	68,160	1,218,701

		2,488,007

Environmental Controls — 0.9%
Advanced Disposal Services, Inc. (b)	40,580	1,022,210

Machinery – Diversified — 0.7%
The Manitowoc Co., Inc. (b)	93,680	843,120

Metal Fabricate & Hardware — 1.0%
Rexnord Corp. (b)	46,660	1,185,631

Transportation — 1.4%
CryoPort, Inc. (b)	18,490	182,127
Genesee & Wyoming, Inc. Class A (b)	19,720	1,459,477

		1,641,604

Trucking & Leasing — 1.0%
The Greenbrier Cos., Inc. (a)	24,890	1,198,453

		13,553,835

Technology — 14.4%
Computers — 2.3%
CACI International, Inc. Class A (b)	16,010	2,230,994
Teradata Corp. (b)	15,690	530,165

		2,761,159

Semiconductors — 5.5%
Brooks Automation, Inc.	47,990	1,456,976
Cypress Semiconductor Corp. (a)	59,353	891,482
MaxLinear, Inc. (b)	42,640	1,012,700
MKS Instruments, Inc.	18,390	1,736,935
Semtech Corp. (b)	37,030	1,390,477

		6,488,570

Software — 6.6%
CommVault Systems, Inc. (b)	15,900	966,720
Envestnet, Inc. (b)	17,640	899,640
Guidewire Software, Inc. (b)	17,870	1,391,358
j2 Global, Inc.	22,721	1,678,627
Pegasystems, Inc.	25,950	1,496,018
Zynga, Inc. Class A (b)	377,270	1,426,081

		7,858,444

		17,108,173

Utilities — 2.6%
Electric — 1.7%
Portland General Electric Co.	46,210	2,109,024

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.9%
American States Water Co.	21,110	$1,039,668

		3,148,692

TOTAL COMMON STOCK (Cost $91,341,481)		117,166,951

TOTAL EQUITIES (Cost $91,341,481)		117,166,951

MUTUAL FUNDS — 10.5%
Diversified Financial Services — 10.5%
State Street Navigator Securities Lending Prime Portfolio (d)	12,474,828	12,474,828

TOTAL MUTUAL FUNDS (Cost $12,474,828)		12,474,828

TOTAL LONG-TERM INVESTMENTS (Cost $103,816,309)		129,641,779

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (e)	$2,335,415	2,335,415

TOTAL SHORT-TERM INVESTMENTS (Cost $2,335,415)		2,335,415

TOTAL INVESTMENTS — 110.9% (Cost $106,151,724) (f)		131,977,194

Other Assets/(Liabilities) — (10.9)%		(12,963,086)

NET ASSETS — 100.0%		$119,014,108

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $12,166,840 or 10.22% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,335,425. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,382,834.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 10.3%
Chemicals — 7.3%
AdvanSix, Inc. (a)	6,000	$238,501
The Chemours Co.	7,579	383,573
Ingevity Corp. (a)	12,600	787,122
Venator Materials PLC (a)	10,800	244,080

		1,653,276

Mining — 3.0%
Alcoa Corp. (a)	4,500	209,790
Teck Resources Ltd. Class B	22,600	476,634

		686,424

		2,339,700

Communications — 5.9%
Internet — 0.8%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	72,230
Liberty Ventures Series A (a)	2,040	117,402

		189,632

Media — 5.1%
Cable One, Inc.	500	361,060
Liberty Broadband Corp. Class A (a)	3,500	329,630
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	234,640
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	234,472

		1,159,802

		1,349,434

Consumer, Cyclical — 8.5%
Auto Parts & Equipment — 1.6%
Adient PLC	1,000	83,990
Allison Transmission Holdings, Inc.	7,600	285,228

		369,218

Distribution & Wholesale — 1.2%
WESCO International, Inc. (a)	4,750	276,687

Entertainment — 2.9%
The Madison Square Garden Co. Class A (a)	3,010	644,441

Lodging — 2.1%
Hilton Grand Vacations, Inc. (a)	12,500	482,875

Retail — 0.7%
Yum China Holdings, Inc. (a)	3,700	147,889

		1,921,110

	Number of Shares	Value
Consumer, Non-cyclical — 25.5%
Biotechnology — 3.5%
Bioverativ, Inc. (a)	12,800	$730,496
Theravance Biopharma, Inc. (a)	1,800	61,632

		792,128

Commercial Services — 7.3%
CDK Global, Inc.	10,750	678,218
PayPal Holdings, Inc. (a)	15,400	986,062

		1,664,280

Foods — 1.9%
Conagra Brands, Inc.	8,500	286,790
Lamb Weston Holdings, Inc.	2,833	132,839

		419,629

Health Care – Products — 3.8%
Danaher Corp.	3,500	300,230
Halyard Health, Inc. (a)	6,100	274,683
West Pharmaceutical Services, Inc.	3,100	298,406

		873,319

Household Products & Wares — 1.0%
Avery Dennison Corp.	2,400	236,016

Pharmaceuticals — 8.0%
AbbVie, Inc.	6,300	559,818
Zoetis, Inc.	19,700	1,256,072

		1,815,890

		5,801,262

Energy — 1.5%
Oil & Gas — 1.5%
Murphy USA, Inc. (a)	5,000	345,000

Financial — 12.5%
Diversified Financial Services — 4.3%
Synchrony Financial	31,800	987,390

Insurance — 0.4%
The Travelers Cos., Inc.	700	85,764

Real Estate Investment Trusts (REITS) — 5.7%
Four Corners Property Trust, Inc.	10,300	256,676
Gaming and Leisure Properties, Inc.	13,900	512,771
Mack-Cali Realty Corp.	10,600	251,326
Starwood Waypoint Homes	7,600	276,412

		1,297,185

Savings & Loans — 2.1%
Beneficial Bancorp, Inc.	22,400	371,840
Poage Bankshares, Inc.	5,400	97,740

		469,580

		2,839,919

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 26.1%
Aerospace & Defense — 2.1%
KLX, Inc. (a)	9,000	$476,370

Building Materials — 1.0%
Armstrong Flooring, Inc. (a)	14,080	221,760

Electronics — 14.6%
Allegion PLC	8,500	734,995
Fortive Corp.	18,100	1,281,299
Keysight Technologies, Inc. (a)	7,770	323,698
Kimball Electronics, Inc. (a)	30,483	659,957
Knowles Corp. (a)	20,600	314,562

		3,314,511

Machinery – Construction & Mining — 3.5%
Oshkosh Corp.	9,500	784,130

Machinery – Diversified — 1.8%
AGCO Corp.	5,500	405,735

Miscellaneous – Manufacturing — 3.1%
Pentair PLC	2,340	159,026
Trinseo SA	8,300	556,930

		715,956

		5,918,462

Technology — 4.9%
Computers — 4.0%
DXC Technology Co.	3,874	332,699
Hewlett Packard Enterprise Co.	22,600	332,446
Lumentum Holdings, Inc. (a)	4,500	244,575

		909,720

Software — 0.9%
Micro Focus International PLC Sponsored ADR (a)	6,193	197,557

		1,107,277

Utilities — 2.4%
Gas — 2.4%
ONE Gas, Inc.	7,300	537,572

TOTAL COMMON STOCK (Cost $17,725,729)		22,159,736

TOTAL EQUITIES (Cost $17,725,729)		22,159,736

TOTAL LONG-TERM INVESTMENTS (Cost $17,725,729)		22,159,736

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (b)	$568,402	$568,402

TOTAL SHORT-TERM INVESTMENTS (Cost $568,402)		568,402

TOTAL INVESTMENTS — 100.1% (Cost $18,294,131) (c)		22,728,138

Other Assets/(Liabilities) — (0.1)%		(28,846)

NET ASSETS — 100.0%		$22,699,292

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $568,404. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 1/31/21, and an aggregate market value, including accrued interest, of $580,567.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 94.5%
Bermuda — 2.2%
Credicorp Ltd.	3,200	$656,064
Jardine Strategic Holdings Ltd.	40,662	1,759,251

		2,415,315

Brazil — 3.9%
Atacadao Distribuicao Comercio e Industria Ltda (a)	134,700	659,646
B3 SA - Brasil Bolsa Balcao	297,100	2,246,671
Embraer SA Sponsored ADR	9,540	215,699
Estacio Participacoes SA	64,500	631,121
Natura Cosmeticos SA	8,900	87,675
Sul America SA	97,734	552,062

		4,392,874

Cayman Islands — 18.4%
3SBio, Inc. (a) (b)	209,500	336,399
Alibaba Group Holding Ltd. Sponsored ADR (a)	35,675	6,161,429
China Lodging Group Ltd. Sponsored ADR (a)	15,244	1,811,292
Ctrip.com International Ltd. ADR (a)	46,270	2,440,280
NetEase.com, Inc. ADR	1,640	432,649
New Oriental Education & Technology Group, Inc. Sponsored ADR	13,060	1,152,676
Tencent Holdings Ltd.	168,159	7,269,874
Want Want China Holdings Ltd.	884,000	621,305
Wuxi Biologics Cayman, Inc. (a) (b)	24,500	123,987
ZTO Express Cayman, Inc. (a) (c)	17,160	240,926

		20,590,817

Chile — 0.1%
Banco de Chile	832,138	126,956

China — 5.0%
China International Capital Corp. Ltd. Class H (b)	199,600	406,748
Jiangsu Hengrui Medicine Co. Ltd. Class A	209,000	1,887,095
Kweichow Moutai Co. Ltd. Class A	16,942	1,319,873
Sinopharm Group Co. Ltd. Class H	452,800	1,998,513

		5,612,229

Colombia — 1.2%
Grupo Aval Acciones y Valores SA	82,440	739,487
Grupo de Inversiones Suramericana SA	40,447	563,054

		1,302,541

Egypt — 0.5%
Commercial International Bank Egypt SAE	111,619	515,724

	Number of Shares	Value
France — 3.8%
Kering	6,745	$2,684,981
LVMH Moet Hennessy Louis Vuitton SE	5,536	1,526,254

		4,211,235

Hong Kong — 4.4%
AIA Group Ltd.	406,400	3,013,984
China Mobile Ltd.	117,500	1,188,634
Hang Lung Group Ltd.	67,000	241,287
Hong Kong Exchanges & Clearing Ltd.	19,724	534,828

		4,978,733

India — 12.1%
Apollo Hospitals Enterprise Ltd.	35,954	554,275
Biocon Ltd.	47,139	240,936
Cholamandalam Investment & Finance Co. Ltd.	14,821	246,958
Dr. Reddy’s Laboratories Ltd.	16,083	575,502
Glenmark Pharmaceuticals Ltd.	22,793	209,439
Housing Development Finance Corp. Ltd.	191,768	5,084,601
Infosys Ltd.	128,383	1,772,936
Kotak Mahindra Bank Ltd.	91,586	1,405,533
Tata Consultancy Services Ltd.	28,271	1,055,520
UltraTech Cement Ltd.	12,148	717,485
Zee Entertainment Enterprises Ltd.	204,991	1,632,142

		13,495,327

Indonesia — 2.3%
Astra International Tbk PT	1,393,000	816,957
Bank Mandiri Persero Tbk PT	1,472,800	736,851
Bank Rakyat Indonesia Persero Tbk PT	464,400	527,707
Indocement Tunggal Prakarsa Tbk PT	381,000	537,059

		2,618,574

Italy — 1.1%
PRADA SpA	350,700	1,220,060

Malaysia — 1.5%
Genting Bhd	511,700	1,157,420
Genting Malaysia Bhd	404,000	514,964

		1,672,384

Mexico — 5.2%
Fomento Economico Mexicano SAB de CV	139,144	1,328,630
Fomento Economico Mexicano SAB de CV Sponsored ADR	6,760	645,783
Grupo Aeroportuario del Sureste SAB de CV Class B	32,960	628,611
Grupo Financiero Banorte SAB de CV Class O	121,130	833,941

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Inbursa SAB de CV Class O	562,541	$1,028,391
Grupo Mexico SAB de CV Series B	271,333	830,985
Kimberly-Clark de Mexico SAB de CV Class A	233,588	476,027

		5,772,368

Netherlands — 1.4%
Steinhoff International Holdings NV	352,369	1,563,103

Nigeria — 0.5%
Nigerian Breweries PLC	638,411	288,403
Zenith Bank PLC	3,889,735	254,372

		542,775

Philippines — 3.6%
Ayala Corp.	11,230	214,503
Ayala Land, Inc.	827,900	709,794
Bank of the Philippine Islands	35,040	68,600
Jollibee Foods Corp.	130,570	626,632
SM Investments Corp.	80,565	1,401,659
SM Prime Holdings, Inc.	1,504,500	1,020,769

		4,041,957

Poland — 0.5%
Bank Pekao SA	16,980	595,705

Portugal — 0.1%
Jeronimo Martins SGPS SA (c)	5,398	106,481

Republic of Korea — 4.9%
Amorepacific Corp.	1,800	407,757
AMOREPACIFIC Group	1,816	195,789
Celltrion Healthcare Co. Ltd. (a)	5,803	281,195
Celltrion, Inc. (a)	3,147	391,518
LG Household & Health Care Ltd.	1,580	1,291,395
NAVER Corp.	3,196	2,083,434
Samsung Biologics Co. Ltd. (a) (b)	2,707	801,584

		5,452,672

Russia — 6.9%
Alrosa PJSC (a)	458,770	650,854
Magnit PJSC (a)	17,170	3,008,032
Novatek PJSC Sponsored GDR Registered (d)	23,884	2,801,862
Polyus PJSC GDR (b) (e)	7,500	290,550
Sberbank of Russia PJSC Sponsored ADR	64,560	920,357

		7,671,655

South Africa — 1.5%
FirstRand Ltd.	264,605	1,018,415
Shoprite Holdings Ltd.	46,688	713,516

		1,731,931

Spain — 0.4%
Prosegur Cash SA (a) (b)	142,294	428,014

	Number of Shares	Value
Taiwan — 5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	889,000	$6,393,802

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,355	507,054
BIM Birlesik Magazalar AS	34,629	722,126

		1,229,180

United Arab Emirates — 1.9%
DP World Ltd.	68,653	1,541,757
Emaar Properties PJSC	256,197	592,396

		2,134,153

United Kingdom — 4.3%
Anglo American PLC	22,860	410,401
Glencore PLC	594,711	2,726,272
Mediclinic International PLC (c)	42,450	370,020
Old Mutual PLC	18,106	46,909
Unilever PLC	21,080	1,220,152

		4,773,754

United States — 0.0%
MercadoLibre, Inc. (c)	200	51,786

TOTAL COMMON STOCK (Cost $84,032,730)		105,642,105

PREFERRED STOCK — 1.4%
Brazil — 1.3%
Lojas Americanas SA 0.130%	239,400	1,455,078

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	75,437

TOTAL PREFERRED STOCK (Cost $1,147,472)		1,530,515

TOTAL EQUITIES (Cost $85,180,202)		107,172,620

MUTUAL FUNDS — 0.6%
United States — 0.6%
State Street Navigator Securities Lending Prime Portfolio (f)	650,934	650,934

TOTAL MUTUAL FUNDS (Cost $650,934)		650,934

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO (a)	298,459	$600,548

TOTAL RIGHTS (Cost $559,915)		600,548

TOTAL LONG-TERM INVESTMENTS (Cost $86,391,051)		108,424,102

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/29/17, 0.050%, due 10/02/17 (g)	$3,846,563	3,846,563

Time Deposit — 0.0%
Euro Time Deposit 0.120% 10/02/17	972	972

TOTAL TIME DEPOSIT (Cost $972)		972

TOTAL SHORT-TERM INVESTMENTS (Cost $3,847,535)		3,847,535

TOTAL INVESTMENTS — 100.5% (Cost $90,238,586) (h)		112,271,637

Other Assets/(Liabilities) — (0.5)%		(525,819)

NET ASSETS — 100.0%		$111,745,818

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $2,387,282 or 2.14% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2017, was $623,804 or 0.56% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, these securities amounted to a value of $2,801,862 or 2.51% of net assets.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2017, these securities amounted to a value of $290,550 or 0.26% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $3,846,579. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $3,925,250.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.1%
Discount Notes — 85.7%
Federal Farm Credit Bank 0.724%, 10/02/17, 10/02/17 (a)	$1,333,000	$1,332,947
Federal Farm Credit Bank 1.100%, 10/30/17, 10/30/17 (a)	200,000	199,817
Federal Farm Credit Bank 1.170%, 3/29/18, 3/29/18 (a)	450,000	447,368
Federal Home Loan Bank 1.072%, 10/23/17, 1/23/18 (a)	5,000,000	4,999,936
Federal Home Loan Bank 1.072%, 10/25/17, 1/25/18 (a)	14,000,000	13,999,691
Federal Home Loan Bank 1.086%, 10/13/17, 12/13/17 (a)	8,000,000	8,000,000
Federal Home Loan Bank 1.106%, 10/20/17, 7/20/18 (a)	8,000,000	8,000,000
Federal Home Loan Bank 1.125%, 10/11/17, 10/11/18 (a)	2,000,000	2,000,000
Federal Home Loan Bank 1.146%, 12/06/17, 3/06/18 (a)	5,000,000	5,002,087
Federal Home Loan Bank 1.157%, 11/26/17, 2/26/18 (a)	12,000,000	12,004,334
Federal Home Loan Bank 1.302%, 10/05/17, 12/05/17 (a)	2,485,000	2,486,142
Federal Home Loan Bank Discount Notes 0.978%, 10/20/17, 10/20/17 (a)	1,250,000	1,249,333
Federal Home Loan Bank Discount Notes 1.020%, 10/25/17, 10/25/17 (a)	1,438,000	1,436,996
Federal Home Loan Bank Discount Notes 1.025%, 10/20/17, 10/20/17 (a)	600,000	599,663
Federal Home Loan Bank Discount Notes 1.025%, 10/11/17, 10/11/17 (a)	1,800,000	1,799,436
Federal Home Loan Bank Discount Notes 1.025%, 11/07/17, 11/07/17 (a)	1,100,000	1,098,827
Federal Home Loan Bank Discount Notes 1.025%, 11/08/17, 11/08/17 (a)	2,300,000	2,297,483
Federal Home Loan Bank Discount Notes 1.030%, 10/31/17, 10/31/17 (a)	1,100,000	1,099,039
Federal Home Loan Bank Discount Notes 1.035%, 10/18/17, 10/18/17 (a)	950,000	949,516
Federal Home Loan Bank Discount Notes 1.040%, 11/22/17, 11/22/17 (a)	2,875,000	2,870,598

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 1.050%, 12/12/17, 12/12/17 (a)	$13,300,000	$13,271,682
Federal Home Loan Bank Discount Notes 1.050%, 12/13/17, 12/13/17 (a)	1,688,000	1,684,357
Federal Home Loan Bank Discount Notes 1.050%, 12/15/17, 12/15/17 (a)	5,000,000	4,988,917
Federal Home Loan Bank Discount Notes 1.051%, 11/17/17, 11/17/17 (a)	700,000	699,034
Federal Home Loan Bank Discount Notes 1.056%, 11/13/17, 11/13/17 (a)	500,000	499,364
Federal Home Loan Bank Discount Notes 1.057%, 12/22/17, 12/22/17 (a)	10,000,000	9,976,022
Federal Home Loan Bank Discount Notes 1.059%, 12/22/17, 12/22/17 (a)	4,000,000	3,990,390
Federal Home Loan Bank Discount Notes 1.060%, 10/18/17, 10/18/17 (a)	2,240,000	2,238,813
Federal Home Loan Bank Discount Notes 1.065%, 11/01/17, 11/01/17 (a)	4,000,000	3,996,213
Federal Home Loan Bank Discount Notes 1.065%, 11/03/17, 11/03/17 (a)	4,000,000	3,995,977
Federal Home Loan Bank Discount Notes 1.080%, 1/12/18, 1/12/18 (a)	170,000	169,470
Federal Home Loan Bank Discount Notes 1.099%, 1/05/18, 1/05/18 (a)	1,550,000	1,545,490
Federal Home Loan Bank Discount Notes 1.099%, 10/16/17, 10/16/17 (a)	5,000,000	4,997,600
Federal Home Loan Bank Discount Notes 1.115%, 1/10/18, 1/10/18 (a)	1,800,000	1,794,313
Federal Home Loan Bank Discount Notes 1.120%, 2/14/18, 2/14/18 (a)	900,000	896,164
Federal Home Loan Mortgage Corp. 0.776%, 12/01/17, 12/01/17 (a)	1,000,000	998,691
Federal Home Loan Mortgage Corp. 1.100%, 11/20/17, 11/20/17 (a)	100,000	99,844
Federal Home Loan Mortgage Corp. 1.337%, 12/08/17, 3/08/18 (a)	1,100,000	1,101,199

		128,816,753

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 13.3%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 9/29/17, 1.030%, due 10/02/17 (b)	$20,050,000	$20,050,000

Time Deposit — 2.1%
Euro Time Deposit 0.120% 10/02/17	3,087,542	3,087,542

TOTAL SHORT-TERM INVESTMENTS (Cost $151,954,295)		151,954,295

TOTAL INVESTMENTS — 101.1% (Cost $151,954,295) (c)		151,954,295

Other Assets/(Liabilities) — (1.1)%		(1,701,342)

NET ASSETS — 100.0%		$150,252,953

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and final legal maturity date, respectively.
(b)	Maturity value of $20,051,721. Collateralized by U.S. Government Agency obligations with a rate of 1.250%, maturity date of 10/31/18, and an aggregate market value, including accrued interest, of $20,452,282.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of September 30, 2017. The Equity Fund, Equity Rotation Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Asset Momentum Fund
Asset Investments
Common Stock	$6,114,275	$2,835,455	*	$-	$8,949,730
U.S. Treasury Obligations	-	997,246		-	997,246
Mutual Funds	10,589,770	-		-	10,589,770
Short-Term Investments	-	5,835,383		-	5,835,383

Total Investments	$16,704,045	$9,668,084		$-	$26,372,129

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$175,510	$-		$175,510
Futures Contracts	394,500	-	-		394,500

Total	$394,500	$175,510	$-		$570,010

Liability Derivatives
Forward Contracts	$-	$(49,995)	$-		$(49,995)

Blend Fund
Asset Investments
Common Stock	$471,591,773	$-	$-		$471,591,773
Preferred Stock	537,000	-	-		537,000
Corporate Debt	-	71,170,827	-		71,170,827
Municipal Obligations	-	1,310,471	-		1,310,471
Non-U.S. Government Agency Obligations	-	55,389,161	785,900	**	56,175,061
Sovereign Debt Obligations	-	1,684,962	-		1,684,962
U.S. Government Agency Obligations and Instrumentalities	-	50,093,818	-		50,093,818
U.S. Treasury Obligations	-	19,212,436	-		19,212,436
Purchased Options	-	334,328	-		334,328
Rights	-	-	19,928	**	19,928
Short-Term Investments	-	28,561,075	-		28,561,075

Total Investments	$472,128,773	$227,757,078	$805,828		$700,691,679

Liability Derivatives
Futures Contracts	$(197,477)	$-	$-		$(197,477)
Swap Agreements	-	(220,779)	-		(220,779)

Total	$(197,477)	$(220,779)	$-		$(418,256)

Dynamic Bond Fund
Asset Investments
Common Stock	$30,393	$-	$-		$30,393
Corporate Debt	-	111,843,772	-		111,843,772
Municipal Obligations	-	260,216	-		260,216
Non-U.S. Government Agency Obligations	-	126,257,710	-		126,257,710
Sovereign Debt Obligations	-	12,316,353	-		12,316,353
U.S. Government Agency Obligations and Instrumentalities	-	51,823,324	-		51,823,324
U.S. Treasury Obligations	-	112,870,814	-		112,870,814
Mutual Funds	11,914,475	-	-		11,914,475
Short-Term Investments	-	22,240,287	-		22,240,287

Total Investments	$11,944,868	$437,612,476	$-		$449,557,344

High Yield Fund
Asset Investments
Preferred Stock	$-	$784,252	$-		$784,252
Bank Loans	-	6,842,432	745,192	**	7,587,624
Corporate Debt	-	121,691,598	-		121,691,598
Short-Term Investments	-	4,032,459	-		4,032,459

Total Investments	$-	$133,350,741	$745,192		$134,095,933

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$10,957,269	$-		$10,957,269
Municipal Obligations	-	170,932	-		170,932
Non-U.S. Government Agency Obligations	-	122,104,847	-		122,104,847
U.S. Government Agency Obligations and Instrumentalities	-	3,183,992	-		3,183,992
U.S. Treasury Obligations	-	392,617,128	-		392,617,128
Purchased Options	-	701,131	-		701,131
Short-Term Investments	-	235,210,947	-		235,210,947

Total Investments	$-	$764,946,246	$-		$764,946,246

Asset Derivatives
Futures Contracts	$10,439	$-	$-		$10,439
Swap Agreements	-	300,828	-		300,828

Total	$10,439	$300,828	$-		$311,267

Liability Derivatives
Futures Contracts	$(10,256)	$-	$-		$(10,256)
Swap Agreements	-	(612,341)	-		(612,341)

Total	$(10,256)	$(612,341)	$-		$(622,597)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,550,750	$-	$-		$2,550,750
Corporate Debt	-	433,628,977	-		433,628,977
Municipal Obligations	-	9,077,344	-		9,077,344
Non-U.S. Government Agency Obligations	-	342,200,807	5,293,222	**	347,494,029
Sovereign Debt Obligations	-	8,803,288	-		8,803,288
U.S. Government Agency Obligations and Instrumentalities	-	319,360,096	-		319,360,096
U.S. Treasury Obligations	-	98,433,164	-		98,433,164
Purchased Options	-	2,022,845	-		2,022,845
Short-Term Investments	-	136,484,431	-		136,484,431

Total Investments	$2,550,750	$1,350,010,952	$5,293,222		$1,357,854,924

Liability Derivatives
Futures Contracts	$(1,257,477)	$-	$-		$(1,257,477)
Swap Agreements	-	(1,358,545)	-		(1,358,545)

Total	$(1,257,477)	$(1,358,545)	$-		$(2,616,022)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$110,814,062	$-		$110,814,062
Municipal Obligations	-	72,171	-		72,171
Non-U.S. Government Agency Obligations	-	79,166,209	1,005,900	**	80,172,109
U.S. Government Agency Obligations and Instrumentalities	-	424,795	-		424,795
U.S. Treasury Obligations	-	5,903,460	-		5,903,460
Purchased Options	-	399,199	-		399,199
Short-Term Investments	-	41,615,577	-		41,615,577

Total Investments	$-	$238,395,473	$1,005,900		$239,401,373

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$603,492	$-	$-	$603,492

Liability Derivatives
Futures Contracts	$(361,886)	$-	$-	$(361,886)
Swap Agreements	-	(188,814)	-	(188,814)

Total	$(361,886)	$(188,814)	$-	$(550,700)

Small Cap Equity Fund
Asset Investments
Common Stock	$116,832,633	$334,318 *	$-	$117,166,951
Mutual Funds	12,474,828	-	-	12,474,828
Short-Term Investments	-	2,335,415	-	2,335,415

Total Investments	$129,307,461	$2,669,733	$-	$131,977,194

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$656,064	$1,759,251	$-	$2,415,315
Brazil	4,392,874	-	-	4,392,874
Cayman Islands	12,239,252	8,351,565	-	20,590,817
Chile	-	126,956	-	126,956
China	3,206,968	2,405,261	-	5,612,229
Colombia	1,302,541	-	-	1,302,541
Egypt	-	515,724	-	515,724
France	-	4,211,235	-	4,211,235
Hong Kong	-	4,978,733	-	4,978,733
India	-	13,495,327	-	13,495,327
Indonesia	-	2,618,574	-	2,618,574
Italy	-	1,220,060	-	1,220,060
Malaysia	-	1,672,384	-	1,672,384
Mexico	5,772,368	-	-	5,772,368
Netherlands	-	1,563,103	-	1,563,103
Nigeria	-	542,775	-	542,775
Philippines	-	4,041,957	-	4,041,957
Poland	-	595,705	-	595,705
Portugal	-	106,481	-	106,481
Republic of Korea	-	5,452,672	-	5,452,672
Russia	3,658,886	4,012,769	-	7,671,655
South Africa	-	1,731,931	-	1,731,931
Spain	-	428,014	-	428,014
Taiwan	-	6,393,802	-	6,393,802
Turkey	-	1,229,180	-	1,229,180
United Arab Emirates	-	2,134,153	-	2,134,153
United Kingdom	-	4,773,754	-	4,773,754
United States	51,786	-	-	51,786
Preferred Stock
Brazil	1,455,078	-	-	1,455,078
India	75,437	-	-	75,437
Mutual Funds	650,934	-	-	650,934
Rights	600,548	-	-	600,548

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Short-Term Investments	$-	$3,847,535	$-	$3,847,535

Total Investments	$34,062,736	$78,208,901	$-	$112,271,637

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2017 is not presented.

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended September 30, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$10,144,311	$-	$-	$(10,144,311)

*	Transfers occurred between Level 1 and Level 2 as inputs were more observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	M
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Options (Purchased)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Directional Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$175,510	$-	$175,510
Futures Contracts	-	394,500	-	-	394,500

Total Value	$-	$394,500	$175,510	$-	$570,010

Liability Derivatives
Forward Contracts	$-	$-	$(49,995)	$-	$(49,995)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$334,328	$334,328

Liability Derivatives
Futures Contracts	$-	$-	$-	$(197,477)	$(197,477)
Swap Agreements	(220,779)	-	-	-	(220,779)

Total Value	$(220,779)	$-	$-	$(197,477)	$(418,256)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$701,131	$701,131
Futures Contracts	-	-	-	10,439	10,439
Swap Agreements	-	-	-	300,828	300,828

Total Value	$-	$-	$-	$1,012,398	$1,012,398

Liability Derivatives
Futures Contracts	$-	$-	$-	$(10,256)	$(10,256)
Swap Agreements	(546,415)	-	-	(65,926)	(612,341)

Total Value	$(546,415)	$-	$-	$(76,182)	$(622,597)

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,022,845	$2,022,845

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,257,477)	$(1,257,477)
Swap Agreements	(1,358,545)	-	-	-	(1,358,545)

Total Value	$(1,358,545)	$-	$-	$(1,257,477)	$(2,616,022)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$399,199	$399,199
Futures Contracts	-	-	-	603,492	603,492

Total Value	$-	$-	$-	$1,002,691	$1,002,691

Liability Derivatives
Futures Contracts	$-	$-	$-	$(361,886)	$(361,886)
Swap Agreements	(188,814)	-	-	-	(188,814)

Total Value	$(188,814)	$-	$-	$(361,886)	$(550,700)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options
Asset Momentum Fund	154	$4,954,078	$-	$-
Blend Fund	212	-	3,710,000	5,360,000
Inflation-Protected and Income Fund	12	-	49,080,000	11,240,000
Managed Bond Fund	1,392	-	23,120,000	32,430,000
Short-Duration Bond Fund	964	-	2,940,000	6,400,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for, forward contracts, swap agreements, and purchased options, based on absolute values at September 30, 2017.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the

Notes to Portfolio of Investments (Unaudited) (Continued)

buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are

Notes to Portfolio of Investments (Unaudited) (Continued)

expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Open reverse repurchase transactions outstanding at September 30, 2017, if any, are listed in each applicable Fund’s Portfolio of Investments.

At September 30, 2017, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $327,601,410. The maximum balance outstanding for the Inflation-Protected and Income Fund was $336,053,978 during the period ended September 30, 2017. The weighted average maturity was 59 days, at a weighted average interest rate of 1.093%.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2017, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$23,339,929	$3,142,402	$(110,202)	$3,032,200
Blend Fund	558,240,908	146,710,504	(4,259,733)	142,450,771
Dynamic Bond Fund	448,470,759	6,860,479	(5,773,894)	1,086,585
Equity Fund	647,244,639	228,723,375	(10,766,648)	217,956,727
Equity Rotation Fund	22,730,150	6,472,266	(258,164)	6,214,102
High Yield Fund	132,439,533	4,954,618	(3,298,218)	1,656,400
Inflation-Protected and Income Fund	759,595,689	9,637,268	(4,286,711)	5,350,557
Managed Bond Fund	1,342,395,889	22,867,815	(7,408,780)	15,459,035
Short-Duration Bond Fund	238,332,856	2,537,784	(1,469,267)	1,068,517
Small Cap Equity Fund	106,151,724	28,386,521	(2,561,051)	25,825,470
Special Situations Fund	18,294,131	4,540,840	(106,833)	4,434,007
Strategic Emerging Markets Fund	90,238,586	25,451,611	(3,418,560)	22,033,051

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at September 30, 2017, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of the each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	11/21/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	11/21/2017